Securities Act File No. 033- 43017

Investment Company Act File No. 811- 06418

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 41	☒

LORD ABBETT MUNICIPAL INCOME TRUST

Exact Name of Registrant as Specified in Charter

90 Hudson Street, Jersey City, New Jersey	07302-3973
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 201-6984

Thomas R. Phillips, Esq.

Vice President and Assistant Secretary

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on February 1, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Lord Abbett

Municipal Income Fund

Municipal Income Trust

PROSPECTUS

FEBRUARY 1, 2010

NATIONAL TAX FREE FUND	CLASS	TICKER	NEW YORK TAX FREE FUND	CLASS	TICKER
	A	LANSX		A	LANYX
	B	LANBX		C	NYLAX
	C	LTNSX		F	LNYFX
	F	LANFX		P	N/A
	I	N/A
	P	N/A

CALIFORNIA TAX FREE FUND	CLASS	TICKER	INTERMEDIATE TAX FREE FUND	CLASS	TICKER
	A	LCFIX		A	LISAX
	C	CALAX		B	LISBX
	F	LCFFX		C	LISCX
	P	N/A		F	LISFX
				P	LISPX

CONNECTICUT TAX FREE FUND	CLASS	TICKER	SHORT DURATION TAX FREE FUND	CLASS	TICKER
	A	LACTX		A	LSDAX
	F	LCOFX		B	N/A
	P	N/A		C	LSDCX
				F	LSDFX
				I	LISDX

HAWAII TAX FREE FUND	CLASS	TICKER	GEORGIA TAX FREE TRUST	CLASS	TICKER
	A	LAHIX		A	LAGAX
	F	LAHFX		F	LGAFX
	P	N/A		P	N/A

MISSOURI TAX FREE FUND	CLASS	TICKER	HIGH YIELD MUNICIPAL BOND FUND	CLASS	TICKER
	A	LAMOX		A	HYMAX
	F	LMIFX		B	HYMBX
	P	N/A		C	HYMCX
				F	HYMFX
				I	N/A
				P	HYMPX

NEW JERSEY TAX FREE FUND	CLASS	TICKER	PENNSYLVANIA TAX FREE TRUST	CLASS	TICKER
	A	LANJX		A	LAPAX
	F	LNJFX		F	LAPFX
	P	N/A		P	N/A

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

NATIONAL TAX FREE FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges – Class A Share Front-End Sales Charge” of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F, I, and P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P
Management Fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	1.00%	0.87%(1)	0.10%	None	0.45%
Total Other Expenses	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Interest and Related Expenses from Inverse Floaters	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Other Expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Total Operating Expenses	0.92%	1.72%	1.59%	0.82%	0.72%	1.17%

(1)  The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (1) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (2) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

PROSPECTUS – NATIONAL TAX FREE FUND
3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$416	$609	$818	$1,420	$416	$609	$818	$1,420
Class B Shares	$575	$842	$1,033	$1,818	$175	$542	$933	$1,818
Class C Shares	$162	$502	$866	$1,889	$162	$502	$866	$1,889
Class F Shares	$84	$262	$455	$1,014	$84	$262	$455	$1,014
Class I Shares	$74	$230	$401	$894	$74	$230	$401	$894
Class P Shares	$119	$372	$644	$1,420	$119	$372	$644	$1,420

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the recent fiscal year, the Fund’s portfolio turnover rate was 45.22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds, the interest on which is exempt from federal income tax. Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities that provide income free from federal personal income tax. Municipal bonds are generally divided into two types: (1) general obligation bonds, which are secured by the full faith and credit of the

PROSPECTUS – NATIONAL TAX FREE FUND
4

issuer and its taxing power; and (2) revenue bonds, such as industrial development bonds and private activity bonds, which are payable only from revenue derived from a particular facility or source, such as bridges, tolls, or sewer services.

Under normal market conditions, the Fund primarily invests in investment grade municipal bonds rated, at the time of purchase, BBB/Baa or higher (or unrated but determined by Lord Abbett to be of comparable quality). The Fund may invest up to 35% of its net assets in below investment grade (also known as “non-investment grade,” “high yield,” or “junk”) municipal bonds rated, at the time of purchase, BB/Ba or lower (or unrated but determined by Lord Abbett to be of comparable quality). The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may invest up to 20% of its net assets in bonds that pay interest subject to the federal alternative minimum tax (“AMT”), including certain private activity bonds (also known as “AMT paper”), and other fixed income securities, including bonds that pay interest that is subject to federal income tax. In an attempt to increase income or manage portfolio duration, the Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. Some derivatives may cause the Fund to realize a limited amount of taxable income.

Under normal circumstances, we intend to maintain the average weighted stated maturity of the Fund at between ten and twenty-five years. A substantial amount of the Fund’s holdings may be “callable,” a feature that allows the bond issuer to redeem the bond before its maturity date. In selecting municipal bonds, we focus on credit quality, income tax exemption, total return potential, and call protection. The Fund assesses risk by considering the volatility (i.e., the level of price fluctuations in the Fund’s holdings) that the Fund has over time. The Fund believes that a volatility that generally approximates the volatility of the Barclays Capital Municipal Bond Index represents a reasonable risk.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Lower rated municipal bonds in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated

PROSPECTUS – NATIONAL TAX FREE FUND
5

securities. In addition, as interest rates rise, the Fund’s investments typically will lose value. The following is a summary of certain risks that could adversely affect the Fund’s performance or increase volatility:

•

Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid.

•	Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•

Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

•

Derivatives Risk – Loss may result from the Fund’s investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and residual interest bonds (“RIBs”) (also known as “inverse floaters”). These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk and may cause the Fund to realize a limited amount of taxable income.

•	Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•

Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued.

•

Industry Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry, as such users may have difficulty making payments on their obligations.

PROSPECTUS – NATIONAL TAX FREE FUND
6

•

Interest Rate Risk – As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, causing the Fund’s investments typically to lose value. Interest rate changes typically have a greater effect on the price of longer-term bonds and on RIBs than on shorter-term bonds.

•

Liquidity Risk – It may be difficult for the Fund to sell certain securities, such as below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund.

•	Market and Portfolio Management Risks – If certain markets or investments do not perform as expected, the Fund could underperform similar funds or lose money.

•

State and Territory Risks – Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. The effects of the national economic recession that began in 2008 have caused extraordinary declines in tax revenues, increased demands for government services and added pressure on budgetary reserves for affected governments, and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund’s investments and could cause you to lose money.

•

Taxability Risk – The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “Principal Risks” section in the Fund’s prospectus.

PROSPECTUS – NATIONAL TAX FREE FUND
7

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class I and P shares because the Fund has not issued Class I and P shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge was reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q ‘09 +11.02%	Worst Quarter 4th Q ’08 -8.41%

The table below shows how the average annual total returns of the Fund’s Class A, B, C, and F shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 3.25%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not

PROSPECTUS – NATIONAL TAX FREE FUND
8

reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2009)
Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A Shares
Before Taxes	20.61%	1.77%	4.25%	–
After Taxes on Distributions	20.61%	1.77%	4.24%	–
After Taxes on Distributions and Sale of Fund Shares	15.44%	2.15%	4.32%	–
Class B Shares	19.62%	1.54%	4.06%	–
Class C Shares	23.82%	1.78%	3.92%	–
Class F Shares	24.77%	–	–	2.04%	9/28/2007
Index
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	12.91%	4.32%	5.75%	4.99%	9/28/2007

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The Portfolio Managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Daniel S. Solender, Partner and Director	2006
Peter Scott Smith, Portfolio Manager	1992

PROSPECTUS – NATIONAL TAX FREE FUND
9

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class	A, B(2), and C	F and P(3)	I
General	$1,000/No minimum	No minimum	$1 million minimum(4)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	N/A	N/A
Invest-A-Matic	$250/$50	N/A	N/A

(1)  Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)  Effective March 31, 2010, Class B shares will no longer be available for purchase by new or existing investors. As of that date, Class B shares will only be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gain distribution.

(3)  Class P shares are closed to substantially all new investors.

(4)  Applicable requirement for certain types of institutional investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – NATIONAL TAX FREE FUND
10

CALIFORNIA TAX FREE FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges – Class A Share Front-End Sales Charge” of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	C	F and P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	1.00%	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	F	P
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	0.90%(1)	0.10%	0.45%
Total Other Expenses	0.25%	0.25%	0.25%	0.25%
Interest and Related Expenses from Inverse Floaters	0.12%	0.12%	0.12%	0.12%
Other Expenses	0.13%	0.13%	0.13%	0.13%
Total Operating Expenses	0.90%	1.60%	0.80%	1.15%

(1)  The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (1) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (2) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

PROSPECTUS – CALIFORNIA TAX FREE FUND
11

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$414	$603	$807	$1,397	$414	$603	$807	$1,397
Class C Shares	$163	$505	$871	$1,900	$163	$505	$871	$1,900
Class F Shares	$82	$255	$444	$990	$82	$255	$444	$990
Class P Shares	$117	$365	$633	$1,398	$117	$365	$633	$1,398

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the recent fiscal year, the Fund’s portfolio turnover rate was 34.04% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds, the interest on which is exempt from federal and state personal income tax. If the interest on a particular municipal bond is so exempt, the Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of the named state. Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities that provide income free from federal and state personal income tax. Municipal bonds are generally divided into two types: (1) general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power; and (2) revenue bonds, such as industrial development bonds and private activity bonds, which are payable only from revenue derived from a particular facility or source, such as bridges, tolls, or sewer services.

PROSPECTUS – CALIFORNIA TAX FREE FUND
12

Under normal market conditions, the Fund primarily invests in investment grade municipal bonds rated, at the time of purchase, BBB/Baa or higher (or unrated but determined by Lord Abbett to be of comparable quality). The Fund may invest up to 20% of its net assets in below investment grade (also known as “non-investment grade,” “high yield,” or “junk”) municipal bonds rated, at the time of purchase, BB/Ba or lower (or unrated but determined by Lord Abbett to be of comparable quality). The Fund is nondiversified, meaning that it may invest a greater percentage of its assets in a particular issuer as compared to other funds. The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may invest up to 20% of its net assets in bonds that pay interest subject to the federal alternative minimum tax (“AMT”), including certain private activity bonds (also known as “AMT paper”), and other fixed income securities, including bonds that pay interest that is subject to federal and state personal income taxes. These bonds may include municipal bonds issued by other states, which may be exempt from federal but not state taxes. If the supply of state tax-exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. In an attempt to increase income or manage portfolio duration, the Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. Some derivatives may cause the Fund to realize a limited amount of taxable income.

Under normal circumstances, we intend to maintain the average weighted stated maturity of the Fund at between ten and twenty-five years. A substantial amount of the Fund’s holdings may be “callable,” a feature that allows the bond issuer to redeem the bond before its maturity date. In selecting municipal bonds, we focus on credit quality, income tax exemption, total return potential, and call protection. The Fund assesses risk by considering the volatility (i.e., the level of price fluctuations in the Fund’s holdings) that the Fund has over time. The Fund believes that a volatility that generally approximates the volatility of the Barclays Capital Municipal Bond Index represents a reasonable risk.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Lower rated municipal bonds in which the Fund

PROSPECTUS – CALIFORNIA TAX FREE FUND
13

may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value. The following is a summary of certain risks that could adversely affect the Fund’s performance or increase volatility:

•

Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid.

•	Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•

Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

•

Derivatives Risk – Loss may result from the Fund’s investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and residual interest bonds (“RIBs”) (also known as “inverse floaters”). These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk and may cause the Fund to realize a limited amount of taxable income.

•

Diversification Risk – The Fund is nondiversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. As a result, the value of the Fund’s investments may be more affected by a single adverse event as compared to a diversified fund.

•	Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•

Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued.

PROSPECTUS – CALIFORNIA TAX FREE FUND
14

•

Industry Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry, as such users may have difficulty making payments on their obligations.

•

Interest Rate Risk – As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, causing the Fund’s investments typically to lose value. Interest rate changes typically have a greater effect on the price of longer-term bonds and on RIBs than on shorter-term bonds.

•

Liquidity Risk – It may be difficult for the Fund to sell certain securities, such as below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund.

•	Market and Portfolio Management Risks – If certain markets or investments do not perform as expected, the Fund could underperform similar funds or lose money.

•

State and Territory Risks – Because the Fund focuses on a particular state the Fund’s performance may be more affected by local, state, and regional factors than a fund that invests in municipal bonds issued in many states. Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. The effects of the national economic recession that began in 2008 have caused extraordinary declines in tax revenues, increased demands for government services and added pressure on budgetary reserves for affected governments, and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund’s investments and could cause you to lose money.

•

Taxability Risk – The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “Principal Risks” section in the Fund’s prospectus.

PROSPECTUS – CALIFORNIA TAX FREE FUND
15

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge was reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q ’09 +10.78%	Worst Quarter 4th Q ’08 -7.03%

The table below shows how the average annual total returns of the Fund’s Class A, C, and F shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 3.25%; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the

PROSPECTUS – CALIFORNIA TAX FREE FUND
16

period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2009)
Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A Shares
Before Taxes	16.16%	1.60%	4.23%	–
After Taxes on Distributions	16.16%	1.60%	4.23%	–
After Taxes on Distributions and Sale of Fund Shares	12.35%	1.97%	4.29%	–
Class C Shares	19.33%	1.65%	3.94%	–
Class F Shares	20.21%	–	–	1.71%	9/28/2007
Index
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	12.91%	4.32%	5.75%	4.99%	9/28/2007

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The Portfolio Managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Daniel S. Solender, Partner and Director	2006
Peter Scott Smith, Portfolio Manager	1992

PROSPECTUS – CALIFORNIA TAX FREE FUND
17

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class	A and C	F and P(2)
General	$1,000/No minimum	No minimum
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A
SIMPLE IRAs	No minimum	N/A
Invest-A-Matic	$250/$50	N/A

(1)  Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)  Class P shares are closed to substantially all new investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – CALIFORNIA TAX FREE FUND
18

CONNECTICUT TAX FREE FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges – Class A Share Front-End Sales Charge” of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	F and P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	F	P
Management Fees	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	0.10%	0.45%
Total Other Expenses	0.25%	0.25%	0.25%
Interest and Related Expenses from Inverse Floaters	0.09%	0.09%	0.09%
Other Expenses	0.16%	0.16%	0.16%
Total Operating Expenses	0.90%	0.80%	1.15%

PROSPECTUS – CONNECTICUT TAX FREE FUND
19

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$414	$603	$807	$1,397	$414	$603	$807	$1,397
Class F Shares	$82	$255	$444	$990	$82	$255	$444	$990
Class P Shares	$117	$365	$633	$1,398	$117	$365	$633	$1,398

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the recent fiscal year, the Fund’s portfolio turnover rate was 9.44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds, the interest on which is exempt from federal and state personal income tax. If the interest on a particular municipal bond is so exempt, the Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of the named state. Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities that provide income free from federal and state personal income tax. Municipal bonds are generally divided into two types: (1) general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power; and (2) revenue bonds, such as industrial development bonds and private activity bonds, which are payable only from revenue derived from a particular facility or source, such as bridges, tolls, or sewer services.

PROSPECTUS – CONNECTICUT TAX FREE FUND
20

Under normal market conditions, the Fund primarily invests in investment grade municipal bonds rated, at the time of purchase, BBB/Baa or higher (or unrated but determined by Lord Abbett to be of comparable quality). The Fund may invest up to 20% of its net assets in below investment grade (also known as “non-investment grade,” “high yield,” or “junk”) municipal bonds rated, at the time of purchase, BB/Ba or lower (or unrated but determined by Lord Abbett to be of comparable quality). The Fund is nondiversified, meaning that it may invest a greater percentage of its assets in a particular issuer as compared to other funds. The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may invest up to 20% of its net assets in bonds that pay interest subject to the federal alternative minimum tax (“AMT”), including certain private activity bonds (also known as “AMT paper”), and other fixed income securities, including bonds that pay interest that is subject to federal and state personal income taxes. These bonds may include municipal bonds issued by other states, which may be exempt from federal but not state taxes. If the supply of state tax-exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. In an attempt to increase income or manage portfolio duration, the Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. Some derivatives may cause the Fund to realize a limited amount of taxable income.

Under normal circumstances, we intend to maintain the average weighted stated maturity of the Fund at between ten and twenty-five years. A substantial amount of the Fund’s holdings may be “callable,” a feature that allows the bond issuer to redeem the bond before its maturity date. In selecting municipal bonds, we focus on credit quality, income tax exemption, total return potential, and call protection. The Fund assesses risk by considering the volatility (i.e., the level of price fluctuations in the Fund’s holdings) that the Fund has over time. The Fund believes that a volatility that generally approximates the volatility of the Barclays Capital Municipal Bond Index represents a reasonable risk.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Lower rated municipal bonds in which the Fund

PROSPECTUS – CONNECTICUT TAX FREE FUND
21

may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value. The following is a summary of certain risks that could adversely affect the Fund’s performance or increase volatility:

•

Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid.

•	Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•

Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

•

Derivatives Risk – Loss may result from the Fund’s investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and residual interest bonds (“RIBs”) (also known as “inverse floaters”). These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk and may cause the Fund to realize a limited amount of taxable income.

•

Diversification Risk – The Fund is nondiversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. As a result, the value of the Fund’s investments may be more affected by a single adverse event as compared to a diversified fund.

•	Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•

Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued.

PROSPECTUS – CONNECTICUT TAX FREE FUND
22

•

Industry Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry, as such users may have difficulty making payments on their obligations.

•

Interest Rate Risk – As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, causing the Fund’s investments typically to lose value. Interest rate changes typically have a greater effect on the price of longer-term bonds and on RIBs than on shorter-term bonds.

•

Liquidity Risk – It may be difficult for the Fund to sell certain securities, such as below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund.

•	Market and Portfolio Management Risks – If certain markets or investments do not perform as expected, the Fund could underperform similar funds or lose money.

•

State and Territory Risks – Because the Fund focuses on a particular state, the Fund’s performance may be more affected by local, state, and regional factors than a fund that invests in municipal bonds issued in many states. Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. The effects of the national economic recession that began in 2008 have caused extraordinary declines in tax revenues, increased demands for government services and added pressure on budgetary reserves for affected governments, and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund’s investments and could cause you to lose money.

•

Taxability Risk – The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “Principal Risks” section in the Fund’s prospectus.

PROSPECTUS – CONNECTICUT TAX FREE FUND
23

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge was reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q ’09 +7.70%	Worst Quarter 3rd Q ’08 -5.45%

The table below shows how the average annual total returns of the Fund’s Class A and F shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges for Class A shares, the current maximum front-end sales charge of 3.25%. There are no sales charges for Class F shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through

PROSPECTUS – CONNECTICUT TAX FREE FUND
24

tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2009)
Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A Shares
Before Taxes	15.52%	2.46%	4.71%	–
After Taxes on Distributions	15.52%	2.46%	4.71%	–
After Taxes on Distributions and Sale of Fund Shares	11.69%	2.70%	4.70%	–
Class F Shares	19.40%	–	–	3.28%	9/28/2007
Index
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	12.91%	4.32%	5.75%	4.99%	9/28/2007

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The Portfolio Managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Daniel S. Solender, Partner and Director	2006
Peter Scott Smith, Portfolio Manager	1992

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class	A	F and P(2)
General	$1,000/No minimum	No minimum
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A
SIMPLE IRAs	No minimum	N/A
Invest-A-Matic	$250/$50	N/A

(1)  Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)  Class P shares are closed to substantially all new investors.

PROSPECTUS – CONNECTICUT TAX FREE FUND
25

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – CONNECTICUT TAX FREE FUND
26

HAWAII TAX FREE FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges – Class A Share Front-End Sales Charge” of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	F and P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	F	P
Management Fees	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	0.10%	0.45%
Total Other Expenses	0.25%	0.25%	0.25%
Interest and Related Expenses from Inverse Floaters	0.10%	0.10%	0.10%
Other Expenses	0.15%	0.15%	0.15%
Total Operating Expenses	0.90%	0.80%	1.15%

PROSPECTUS – HAWAII TAX FREE FUND
27

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$414	$603	$807	$1,397	$414	$603	$807	$1,397
Class F Shares	$82	$255	$444	$990	$82	$255	$444	$990
Class P Shares	$117	$365	$633	$1,398	$117	$365	$633	$1,398

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the recent fiscal year, the Fund’s portfolio turnover rate was 17.45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds, the interest on which is exempt from federal and state personal income tax. If the interest on a particular municipal bond is so exempt, the Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of the named state. Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities that provide income free from federal and state personal income tax. Municipal bonds are generally divided into two types: (1) general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power; and (2) revenue bonds, such as industrial development bonds and private activity bonds, which are payable only from revenue derived from a particular facility or source, such as bridges, tolls, or sewer services.

PROSPECTUS – HAWAII TAX FREE FUND
28

Under normal market conditions, the Fund primarily invests in investment grade municipal bonds rated, at the time of purchase, BBB/Baa or higher (or unrated but determined by Lord Abbett to be of comparable quality). The Fund may invest up to 20% of its net assets in below investment grade (also known as “non-investment grade,” “high yield,” or “junk”) municipal bonds rated, at the time of purchase, BB/Ba or lower (or unrated but determined by Lord Abbett to be of comparable quality). The Fund is nondiversified, meaning that it may invest a greater percentage of its assets in a particular issuer as compared to other funds. The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may invest up to 20% of its net assets in bonds that pay interest subject to the federal alternative minimum tax (“AMT”), including certain private activity bonds (also known as “AMT paper”), and other fixed income securities, including bonds that pay interest that is subject to federal and state personal income taxes. These bonds may include municipal bonds issued by other states, which may be exempt from federal but not state taxes. If the supply of state tax-exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. In an attempt to increase income or manage portfolio duration, the Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. Some derivatives may cause the Fund to realize a limited amount of taxable income.

Under normal circumstances, we intend to maintain the average weighted stated maturity of the Fund at between ten and twenty-five years. A substantial amount of the Fund’s holdings may be “callable,” a feature that allows the bond issuer to redeem the bond before its maturity date. In selecting municipal bonds, we focus on credit quality, income tax exemption, total return potential, and call protection. The Fund assesses risk by considering the volatility (i.e., the level of price fluctuations in the Fund’s holdings) that the Fund has over time. The Fund believes that a volatility that generally approximates the volatility of the Barclays Capital Municipal Bond Index represents a reasonable risk.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Lower rated municipal bonds in which the Fund

PROSPECTUS – HAWAII TAX FREE FUND
29

may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value. The following is a summary of certain risks that could adversely affect the Fund’s performance or increase volatility:

•

Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid.

•	Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•

Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

•

Derivatives Risk – Loss may result from the Fund’s investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and residual interest bonds (“RIBs”) (also known as “inverse floaters”). These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk and may cause the Fund to realize a limited amount of taxable income.

•

Diversification Risk – The Fund is nondiversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. As a result, the value of the Fund’s investments may be more affected by a single adverse event as compared to a diversified fund.

•	Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•

Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued.

PROSPECTUS – HAWAII TAX FREE FUND
30

•

Industry Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry, as such users may have difficulty making payments on their obligations.

•

Interest Rate Risk – As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, causing the Fund’s investments typically to lose value. Interest rate changes typically have a greater effect on the price of longer-term bonds and on RIBs than on shorter-term bonds.

•

Liquidity Risk – It may be difficult for the Fund to sell certain securities, such as below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund.

•	Market and Portfolio Management Risks – If certain markets or investments do not perform as expected, the Fund could underperform similar funds or lose money.

•

State and Territory Risks – Because the Fund focuses on a particular state, the Fund’s performance may be more affected by local, state, and regional factors than a fund that invests in municipal bonds issued in many states. Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. The effects of the national economic recession that began in 2008 have caused extraordinary declines in tax revenues, increased demands for government services and added pressure on budgetary reserves for affected governments, and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund’s investments and could cause you to lose money.

•

Taxability Risk – The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “Principal Risks” section in the Fund’s prospectus.

PROSPECTUS – HAWAII TAX FREE FUND
31

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge was reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q ’09 +6.36%	Worst Quarter 3rd Q ’08 -4.41%

The table below shows how the average annual total returns of the Fund’s Class A and F shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges for Class A shares, the current maximum front-end sales charge of 3.25%. There are no sales charges for Class F shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns

PROSPECTUS – HAWAII TAX FREE FUND
32

shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2009)
Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A Shares
Before Taxes	10.66%	2.55%	4.40%	–
After Taxes on Distributions	10.66%	2.55%	4.40%	–
After Taxes on Distributions and Sale of Fund Shares	8.39%	2.76%	4.41%	–
Class F Shares	14.77%	–	–	3.82%	9/28/2007
Index
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	12.91%	4.32%	5.75%	4.99%	9/28/2007

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The Portfolio Managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Daniel S. Solender, Partner and Director	2006
Peter Scott Smith, Portfolio Manager	1992

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class	A	F and P(2)
General	$1,000/No minimum	No minimum
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A
SIMPLE IRAs	No minimum	N/A
Invest-A-Matic	$250/$50	N/A

(1)  Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)  Class P shares are closed to substantially all new investors.

PROSPECTUS – HAWAII TAX FREE FUND
33

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – HAWAII TAX FREE FUND
34

MISSOURI TAX FREE FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges – Class A Share Front-End Sales Charge” of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	F and P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	F	P
Management Fees	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	0.10%	0.45%
Other Expenses	0.15%	0.15%	0.15%
Total Operating Expenses	0.80%	0.70%	1.05%

PROSPECTUS – MISSOURI TAX FREE FUND
35

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$404	$572	$755	$1,283	$404	$572	$755	$1,283
Class F Shares	$72	$224	$390	$871	$72	$224	$390	$871
Class P Shares	$107	$334	$579	$1,283	$107	$334	$579	$1,283

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the recent fiscal year, the Fund’s portfolio turnover rate was 15.78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds, the interest on which is exempt from federal and state personal income tax. If the interest on a particular municipal bond is so exempt, the Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of the named state. Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities that provide income free from federal and state personal income tax. Municipal bonds are generally divided into two types: (1) general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power; and (2) revenue bonds, such as industrial development bonds and private activity bonds, which are payable only from revenue derived from a particular facility or source, such as bridges, tolls, or sewer services.

PROSPECTUS – MISSOURI TAX FREE FUND
36

Under normal market conditions, the Fund primarily invests in investment grade municipal bonds rated, at the time of purchase, BBB/Baa or higher (or unrated but determined by Lord Abbett to be of comparable quality). The Fund may invest up to 20% of its net assets in below investment grade (also known as “non-investment grade,” “high yield,” or “junk”) municipal bonds rated, at the time of purchase, BB/Ba or lower (or unrated but determined by Lord Abbett to be of comparable quality). The Fund is nondiversified, meaning that it may invest a greater percentage of its assets in a particular issuer as compared to other funds. The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may invest up to 20% of its net assets in bonds that pay interest subject to the federal alternative minimum tax (“AMT”), including certain private activity bonds (also known as “AMT paper”), and other fixed income securities, including bonds that pay interest that is subject to federal and state personal income taxes. These bonds may include municipal bonds issued by other states, which may be exempt from federal but not state taxes. If the supply of state tax-exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. In an attempt to increase income or manage portfolio duration, the Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. Some derivatives may cause the Fund to realize a limited amount of taxable income.

Under normal circumstances, we intend to maintain the average weighted stated maturity of the Fund at between ten and twenty-five years. A substantial amount of the Fund’s holdings may be “callable,” a feature that allows the bond issuer to redeem the bond before its maturity date. In selecting municipal bonds, we focus on credit quality, income tax exemption, total return potential, and call protection. The Fund assesses risk by considering the volatility (i.e., the level of price fluctuations in the Fund’s holdings) that the Fund has over time. The Fund believes that a volatility that generally approximates the volatility of the Barclays Capital Municipal Bond Index represents a reasonable risk.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Lower rated municipal bonds in which the Fund

PROSPECTUS – MISSOURI TAX FREE FUND
37

may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value. The following is a summary of certain risks that could adversely affect the Fund’s performance or increase volatility:

•

Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid.

•	Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•

Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

•

Derivatives Risk – Loss may result from the Fund’s investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and residual interest bonds (“RIBs”) (also known as “inverse floaters”). These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk and may cause the Fund to realize a limited amount of taxable income.

•

Diversification Risk – The Fund is nondiversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. As a result, the value of the Fund’s investments may be more affected by a single adverse event as compared to a diversified fund.

•	Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•

Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued.

PROSPECTUS – MISSOURI TAX FREE FUND
38

•

Industry Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry, as such users may have difficulty making payments on their obligations.

•

Interest Rate Risk – As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, causing the Fund’s investments typically to lose value. Interest rate changes typically have a greater effect on the price of longer-term bonds and on RIBs than on shorter-term bonds.

•

Liquidity Risk – It may be difficult for the Fund to sell certain securities, such as below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund.

•	Market and Portfolio Management Risks – If certain markets or investments do not perform as expected, the Fund could underperform similar funds or lose money.

•

State and Territory Risks – Because the Fund focuses on a particular state, the Fund’s performance may be more affected by local, state, and regional factors than a fund that invests in municipal bonds issued in many states. Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. The effects of the national economic recession that began in 2008 have caused extraordinary declines in tax revenues, increased demands for government services and added pressure on budgetary reserves for affected governments, and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund’s investments and could cause you to lose money.

•

Taxability Risk – The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “Principal Risks” section in the Fund’s prospectus.

PROSPECTUS – MISSOURI TAX FREE FUND
39

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge was reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q ’09 +7.61%	Worst Quarter 3rd Q ’08 -5.76%

The table below shows how the average annual total returns of the Fund’s Class A and F shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales for Class A shares, the current maximum front-end sales charge of 3.25%. There are no sales charges for Class F shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns

PROSPECTUS – MISSOURI TAX FREE FUND
40

shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2009)
Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A Shares
Before Taxes	13.22%	2.22%	4.42%	–
After Taxes on Distributions	13.22%	2.22%	4.42%	–
After Taxes on Distributions and Sale of Fund Shares	10.19%	2.49%	4.43%	–
Class F Shares	17.15%	–	–	2.72%	9/28/2007
Index
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	12.91%	4.32%	5.75%	4.99%	9/28/2007

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The Portfolio Managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Daniel S. Solender, Partner and Director	2006
Peter Scott Smith, Portfolio Manager	1992

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class	A	F and P(2)
General	$1,000/No minimum	No minimum
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A
SIMPLE IRAs	No minimum	N/A
Invest-A-Matic	$250/$50	N/A

(1)  Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)  Class P shares are closed to substantially all new investors.

PROSPECTUS – MISSOURI TAX FREE FUND
41

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – MISSOURI TAX FREE FUND
42

NEW JERSEY TAX FREE FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges – Class A Share Front-End Sales Charge” of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	F and P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a % of the value of your investment)
Class	A	F	P
Management Fees	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	0.10%	0.45%
Other Expenses	0.16%	0.16%	0.16%
Total Operating Expenses	0.81%	0.71%	1.06%

PROSPECTUS – NEW JERSEY TAX FREE FUND
43

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$405	$575	$760	$1,294	$405	$575	$760	$1,294
Class F Shares	$73	$227	$395	$883	$73	$227	$395	$883
Class P Shares	$108	$337	$585	$1,294	$108	$337	$585	$1,294

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the recent fiscal year, the Fund’s portfolio turnover rate was 20.68% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds, the interest on which is exempt from federal and state personal income tax. If the interest on a particular municipal bond is so exempt, the Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of the named state. Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities that provide income free from federal and state personal income tax. Municipal bonds are generally divided into two types: (1) general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power; and (2) revenue bonds, such as industrial development bonds and private activity bonds, which are payable only from revenue derived from a particular facility or source, such as bridges, tolls, or sewer services.

PROSPECTUS – NEW JERSEY TAX FREE FUND
44

Under normal market conditions, the Fund primarily invests in investment grade municipal bonds rated, at the time of purchase, BBB/Baa or higher (or unrated but determined by Lord Abbett to be of comparable quality). The Fund may invest up to 20% of its net assets in below investment grade (also known as “non-investment grade,” “high yield,” or “junk”) municipal bonds rated, at the time of purchase, BB/Ba or lower (or unrated but determined by Lord Abbett to be of comparable quality). The Fund is nondiversified, meaning that it may invest a greater percentage of its assets in a particular issuer as compared to other funds. The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may invest up to 20% of its net assets in bonds that pay interest subject to the federal alternative minimum tax (“AMT”), including certain private activity bonds (also known as “AMT paper”), and other fixed income securities, including bonds that pay interest that is subject to federal and state personal income taxes. These bonds may include municipal bonds issued by other states, which may be exempt from federal but not state taxes. If the supply of state tax-exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. In an attempt to increase income or manage portfolio duration, the Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. Some derivatives may cause the Fund to realize a limited amount of taxable income.

Under normal circumstances, we intend to maintain the average weighted stated maturity of the Fund at between ten and twenty-five years. A substantial amount of the Fund’s holdings may be “callable,” a feature that allows the bond issuer to redeem the bond before its maturity date. In selecting municipal bonds, we focus on credit quality, income tax exemption, total return potential, and call protection. The Fund assesses risk by considering the volatility (i.e., the level of price fluctuations in the Fund’s holdings) that the Fund has over time. The Fund believes that a volatility that generally approximates the volatility of the Barclays Capital Municipal Bond Index represents a reasonable risk.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Lower rated municipal bonds in which the Fund

PROSPECTUS – NEW JERSEY TAX FREE FUND
45

may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value. The following is a summary of certain risks that could adversely affect the Fund’s performance or increase volatility:

•

Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid.

•	Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•

Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

•

Derivatives Risk – Loss may result from the Fund’s investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and residual interest bonds (“RIBs”) (also known as “inverse floaters”). These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk and may cause the Fund to realize a limited amount of taxable income.

•

Diversification Risk – The Fund is nondiversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. As a result, the value of the Fund’s investments may be more affected by a single adverse event as compared to a diversified fund.

•	Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•

Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued.

PROSPECTUS – NEW JERSEY TAX FREE FUND
46

•

Industry Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry, as such users may have difficulty making payments on their obligations.

•

Interest Rate Risk – As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, causing the Fund’s investments typically to lose value. Interest rate changes typically have a greater effect on the price of longer-term bonds and on RIBs than on shorter-term bonds.

•

Liquidity Risk – It may be difficult for the Fund to sell certain securities, such as below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund.

•	Market and Portfolio Management Risks – If certain markets or investments do not perform as expected, the Fund could underperform similar funds or lose money.

•

State and Territory Risks – Because the Fund focuses on a particular state, the Fund’s performance may be more affected by local, state, and regional factors than a fund that invests in municipal bonds issued in many states. Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. The effects of the national economic recession that began in 2008 have caused extraordinary declines in tax revenues, increased demands for government services and added pressure on budgetary reserves for affected governments, and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund’s investments and could cause you to lose money.

•

Taxability Risk – The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “Principal Risks” section in the Fund’s prospectus.

PROSPECTUS – NEW JERSEY TAX FREE FUND
47

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge was reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q ‘09 +9.08%	Worst Quarter 4th Q ’08 -8.57%

The table below shows how the average annual total returns of the Fund’s Class A and F shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges for Class A shares, the current maximum front-end sales charge of 3.25%. There are no sales charges for Class F shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns

PROSPECTUS – NEW JERSEY TAX FREE FUND
48

shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2009)
Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A Shares
Before Taxes	18.39%	1.54%	3.91%	–
After Taxes on Distributions	18.39%	1.54%	3.90%	–
After Taxes on Distributions and Sale of Fund Shares	13.73%	1.92%	4.00%	–
Class F Shares	22.37%	–	–	1.66%	9/28/2007
Index
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	12.91%	4.32%	5.75%	4.99%	9/28/2007

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The Portfolio Managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Daniel S. Solender, Partner and Director	2006
Peter Scott Smith, Portfolio Manager	1992

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class	A	F and P(2)
General	$1,000/No minimum	No minimum
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A
SIMPLE IRAs	No minimum	N/A
Invest-A-Matic	$250/$50	N/A

(1)  Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)  Class P shares are closed to substantially all new investors.

PROSPECTUS – NEW JERSEY TAX FREE FUND
49

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – NEW JERSEY TAX FREE FUND
50

NEW YORK TAX FREE FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from the personal income tax of New York State as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges – Class A Share Front-End Sales Charge” of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	C	F and P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	1.00%	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	F	P
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	0.87%(1)	0.10%	0.45%
Total Other Expenses	0.22%	0.22%	0.22%	0.22%
Interest and Related Expenses from Inverse Floaters	0.09%	0.09%	0.09%	0.09%
Other Expenses	0.13%	0.13%	0.13%	0.13%
Total Operating Expenses	0.87%	1.54%	0.77%	1.12%

(1)  The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (1) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (2) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

PROSPECTUS – NEW YORK TAX FREE FUND
51

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$411	$594	$792	$1,363	$411	$594	$792	$1,363
Class C Shares	$157	$486	$839	$1,834	$157	$486	$839	$1,834
Class F Shares	$79	$246	$428	$954	$79	$246	$428	$954
Class P Shares	$114	$356	$617	$1,363	$114	$356	$617	$1,363

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the recent fiscal year, the Fund’s portfolio turnover rate was 22.34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds, the interest on which is exempt from federal, New York State, and New York City personal income tax. If the interest on a particular municipal bond is so exempt, the Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of New York State or New York City. Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities that provide income free from federal, state, and local personal income tax. Municipal bonds are generally divided into two types: (1) general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power; and (2) revenue bonds, such as industrial development bonds and private activity bonds, which are payable only from revenue derived from a particular facility or source, such as bridges, tolls, or sewer services.

PROSPECTUS – NEW YORK TAX FREE FUND
52

Under normal market conditions, the Fund primarily invests in investment grade municipal bonds rated, at the time of purchase, BBB/Baa or higher (or unrated but determined by Lord Abbett to be of comparable quality). The Fund may invest up to 20% of its net assets in below investment grade (also known as “non-investment grade,” “high yield,” or “junk”) municipal bonds rated, at the time of purchase, BB/Ba or lower (or unrated but determined by Lord Abbett to be of comparable quality). The Fund is nondiversified, meaning that it may invest a greater percentage of its assets in a particular issuer than other funds. The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may invest up to 20% of its net assets in bonds that pay interest subject to the federal alternative minimum tax (“AMT”), including certain private activity bonds (also known as “AMT paper”), and other fixed income securities, including bonds that pay interest that is subject to federal income tax, New York State, and New York City personal income taxes. These bonds may include municipal bonds issued by other states, which may be exempt from federal but not state and local taxes. If the supply of state tax-exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. In an attempt to increase income or manage portfolio duration, the Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. Some derivatives may cause the Fund to realize a limited amount of taxable income.

Under normal circumstances, we intend to maintain the average weighted stated maturity of the Fund at between ten and twenty-five years. A substantial amount of the Fund’s holdings may be “callable,” a feature that allows the bond issuer to redeem the bond before its maturity date. In selecting municipal bonds, we focus on credit quality, income tax exemption, total return potential, and call protection. The Fund assesses risk by considering the volatility (i.e., the level of price fluctuations in the Fund’s holdings) that the Fund has over time. The Fund believes that a volatility that generally approximates the volatility of the Barclays Capital Municipal Bond Index represents a reasonable risk.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

PROSPECTUS – NEW YORK TAX FREE FUND
53

The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Lower rated municipal bonds in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value. The following is a summary of certain risks that could adversely affect the Fund’s performance or increase volatility:

•

Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid.

•	Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•

Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

•

Derivatives Risk – Loss may result from the Fund’s investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and residual interest bonds (“RIBs”) (also known as “inverse floaters”). These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk and may cause the Fund to realize a limited amount of taxable income.

•

Diversification Risk – The Fund is nondiversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. As a result, the value of the Fund’s investments may be more affected by a single adverse event than diversified fund.

•	Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•

Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued.

PROSPECTUS – NEW YORK TAX FREE FUND
54

•

Industry Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry, as such users may have difficulty making payments on their obligations.

•

Interest Rate Risk – As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, causing the Fund’s investments typically to lose value. Interest rate changes typically have a greater effect on the price of longer-term bonds and on RIBs than on shorter-term bonds.

•

Liquidity Risk – It may be difficult for the Fund to sell certain securities, such as below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund.

•	Market and Portfolio Management Risks – If certain markets or investments do not perform as expected, the Fund could underperform similar funds or lose money.

•

State and Territory Risks – Because the Fund focuses on a particular state and city, the Fund’s performance may be more affected by local, state, and regional factors than a fund that invests in municipal bonds issued in many states. Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. The effects of the national economic recession that began in 2008 have caused extraordinary declines in tax revenues, increased demands for government services and added pressure on budgetary reserves for affected governments, and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund’s investments and could cause you to lose money.

•

Taxability Risk – The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “Principal Risks” section in the Fund’s prospectus.

PROSPECTUS – NEW YORK TAX FREE FUND
55

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge was reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q ’09 +9.49%	Worst Quarter 3rd Q ’08 -6.36%

The table below shows how the average annual total returns of the Fund’s Class A, C, and F shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 3.25%; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the

PROSPECTUS – NEW YORK TAX FREE FUND
56

period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2009)
Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A Shares
Before Taxes	18.95%	2.27%	4.70%	–
After Taxes on Distributions	18.95%	2.27%	4.69%	–
After Taxes on Distributions and Sale of Fund Shares	14.13%	2.56%	4.71%	–
Class C Shares	22.18%	2.30%	4.39%	–
Class F Shares	23.16%	–	–	3.28%	9/28/2007
Index
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	12.91%	4.32%	5.75%	4.99%	9/28/2007

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The Portfolio Managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Daniel S. Solender, Partner and Director	2006
Peter Scott Smith, Portfolio Manager	1992

PROSPECTUS – NEW YORK TAX FREE FUND
57

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class	A and C	F and P(2)
General	$1,000/No minimum	No minimum
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A
SIMPLE IRAs	No minimum	N/A
Invest-A-Matic	$250/$50	N/A

(1)  Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)  Class P shares are closed to substantially all new investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – NEW YORK TAX FREE FUND
58

INTERMEDIATE TAX FREE FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges – Class A Share Front-End Sales Charge” of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F and P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	P
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.20%	1.00%	0.95%(1)	0.10%	0.45%
Total Other Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Interest and Related Expenses from Inverse Floaters	0.01%	0.01%	0.01%	0.01%	0.01%
Other Expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Total Operating Expenses	0.73%	1.53%	1.48%	0.63%	0.98%

(1)  The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (1) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (2) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

PROSPECTUS – INTERMEDIATE TAX FREE FUND
59

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$298	$453	$622	$1,111	$298	$453	$622	$1,111
Class B Shares	$556	$783	$934	$1,608	$156	$483	$834	$1,608
Class C Shares	$151	$468	$808	$1,768	$151	$468	$808	$1,768
Class F Shares	$64	$202	$351	$786	$64	$202	$351	$786
Class P Shares	$100	$312	$542	$1,201	$100	$312	$542	$1,201

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the recent fiscal year, the Fund’s portfolio turnover rate was 15.70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds, the interest on which is exempt from federal income tax. Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities that provide income free from federal personal income tax. Municipal bonds are generally divided into two types: (1) general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power; and (2) revenue bonds, such as industrial development bonds and private activity bonds, which are payable only from revenue derived from a particular facility or source, such as bridges, tolls, or sewer services.

PROSPECTUS – INTERMEDIATE TAX FREE FUND
60

Under normal market conditions, the Fund primarily invests in investment grade municipal bonds rated, at the time of purchase, BBB/Baa or higher (or unrated but determined by Lord Abbett to be of comparable quality). The Fund may invest up to 20% of its net assets in below investment grade (also known as “non-investment grade,” “high yield,” or “junk”) municipal bonds rated, at the time of purchase, BB/Ba or lower (or unrated but determined by Lord Abbett to be of comparable quality). The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may invest up to 20% of its net assets in bonds that pay interest subject to the federal alternative minimum tax (“AMT”), including certain private activity bonds (also known as “AMT paper”), and other fixed income securities, including bonds that pay interest that is subject to federal income tax. In an attempt to increase income or manage portfolio duration, the Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. Some derivatives may cause the Fund to realize a limited amount of taxable income.

Under normal circumstances, we intend to maintain the average weighted stated maturity of the Fund at between three and ten years. A substantial amount of the Fund’s holdings may be “callable,” a feature that allows the bond issuer to redeem the bond before its maturity date. In selecting municipal bonds, we focus on credit quality, income tax exemption, total return potential, and call protection. The Fund assesses risk by considering the volatility (i.e., the level of price fluctuations in the Fund’s holdings) that the Fund has over time. The Fund believes that a volatility that generally approximates the volatility of the Barclays Capital Municipal Bond Index: 7 Year (6-8) represents a reasonable risk.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Lower rated municipal bonds in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value. The following is a summary of certain risks that could adversely affect the Fund’s performance or increase volatility:

PROSPECTUS – INTERMEDIATE TAX FREE FUND
61

•

Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid.

•	Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•

Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

•

Derivatives Risk – Loss may result from the Fund’s investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and residual interest bonds (“RIBs”) (also known as “inverse floaters”). These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk and may cause the Fund to realize a limited amount of taxable income.

•	Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•

Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued.

•

Industry Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry, as such users may have difficulty making payments on their obligations.

PROSPECTUS – INTERMEDIATE TAX FREE FUND
62

•

Interest Rate Risk – As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, causing the Fund’s investments typically to lose value. Interest rate changes typically have a greater effect on the price of longer-term bonds and on RIBs than on shorter-term bonds.

•

Liquidity Risk – It may be difficult for the Fund to sell certain securities, such as below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund.

•	Market and Portfolio Management Risks – If certain markets or investments do not perform as expected, the Fund could underperform similar funds or lose money.

•

State and Territory Risks – Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. The effects of the national economic recession that began in 2008 have caused extraordinary declines in tax revenues, increased demands for government services and added pressure on budgetary reserves for affected governments, and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund’s investments and could cause you to lose money.

•

Taxability Risk – The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “Principal Risks” section in the Fund’s prospectus.

PROSPECTUS – INTERMEDIATE TAX FREE FUND
63

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge was reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q ’09 +6.55%	Worst Quarter 2nd Q ’04 -2.23%

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, and P shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 2.25%; for Class B shares, the current CDSC of 4.00% for the one-year period, 1.00% for the five-year period, and 0% for the life of class; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F and P shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

PROSPECTUS – INTERMEDIATE TAX FREE FUND
64

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2009)
Class	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A Shares				6/30/2003
Before Taxes	9.51%	3.55%	3.26%
After Taxes on Distributions	9.51%	3.55%	3.26%
After Taxes on Distributions and Sale of Fund Shares	7.58%	3.54%	3.27%
Class B Shares	7.34%	3.09%	2.87%	6/30/2003
Class C Shares	11.36%	3.27%	2.86%	6/30/2003
Class F Shares	12.19%	–	5.65%	9/28/2007
Class P Shares	11.84%	3.83%	3.42%	6/30/2003
Index
Barclays Capital Municipal Bond Index: 7 Year (6-8) (reflects no deduction for fees, expenses or taxes)	7.61%	4.58%	4.24% 6.26%	6/30/2003 9/28/2007

PROSPECTUS – INTERMEDIATE TAX FREE FUND
65

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The Portfolio Managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Daniel S. Solender, Partner and Director	2006
Daniel T. Vande Velde, Portfolio Manager	2007

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class	A, B(2), and C	F and P(3)
General	$1,000/No minimum	No minimum
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A
SIMPLE IRAs	No minimum	N/A
Invest-A-Matic	$250/$50	N/A

(1)  Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)  Effective March 31, 2010, Class B shares will no longer be available for purchase by new or existing investors. As of that date, Class B shares will only be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gain distribution.

(3)  Class P shares are closed to substantially all new investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – INTERMEDIATE TAX FREE FUND
66

SHORT DURATION TAX FREE FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges – Class A Share Front-End Sales Charge” of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F and I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	5.00%	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.20%	1.00%	1.00%(1)	0.10%	None
Other Expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Total Operating Expenses	0.75%	1.55%	1.55%(2)	0.65%	0.55%

(1)  The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (1) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (2) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

(2)  These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

PROSPECTUS – SHORT DURATION TAX FREE FUND
67

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$300	$459	$633	$1,134	$300	$459	$633	$1,134
Class B Shares	$558	$790	$945	$1,630	$158	$490	$845	$1,630
Class C Shares	$158	$490	$845	$1,845	$158	$490	$845	$1,845
Class F Shares	$66	$208	$362	$810	$66	$208	$362	$810
Class I Shares	$56	$176	$307	$689	$56	$176	$307	$689

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the recent fiscal year, the Fund’s portfolio turnover rate was 64.00% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds, the interest on which is exempt from federal income tax. The Fund may invest up to 20% of its net assets in municipal bonds that pay interest subject to the federal alternative minimum tax (“AMT”), including certain private activity bonds, and other fixed income securities, including taxable bonds. In selecting municipal bonds, we focus on credit quality, income tax exemption, total return potential, and call protection (although a portion of the Fund’s holdings may be “callable,” a feature that allows the bond issuer to redeem the bond before its maturity date).

PROSPECTUS – SHORT DURATION TAX FREE FUND
68

The Fund invests primarily in investment grade municipal bonds rated, at the time of purchase, BBB/Baa or higher (or unrated but determined by Lord Abbett to be of comparable quality). The Fund may invest up to 20% of its net assets in below investment grade (also known as “non-investment grade,” “high yield,” or “junk”) municipal bonds rated, at the time of purchase, BB/Ba or lower (or unrated but determined by Lord Abbett to be of comparable quality). The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments. The Fund may invest in both insured and uninsured municipal bonds. In an attempt to increase income or manage portfolio duration, the Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. Some derivatives may cause the Fund to realize a limited amount of taxable income.

The Fund assesses risk by considering the volatility (i.e., the level of price fluctuations in the Fund’s holdings) that the Fund has over time. The Fund believes that a volatility that generally approximates the Barclays Capital 1Year Municipal Bond Index represents reasonable risk. The Fund seeks to maintain a dollar-weighted average effective duration between one and three years, but may invest in securities that have short, intermediate, or long maturities or duration. Although the Fund will invest in money market securities and their equivalents as part of its principal strategy, it is not a money market fund and not subject to money market fund requirements.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Lower rated municipal bonds in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value. The following is a summary of certain risks that could adversely affect the Fund’s performance or increase volatility:

•

Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid.

PROSPECTUS – SHORT DURATION TAX FREE FUND
69

•	Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•

Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the facility.

•

Derivatives Risk – Loss may result from the Fund’s investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and residual interest bonds (“RIBs”) (also known as “inverse floaters”). These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk and may cause the Fund to realize a limited amount of taxable income.

•	Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•

Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued.

•

Industry Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry, as such users may have difficulty making payments on their obligations.

•

Interest Rate Risk – As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, causing the Fund’s investments typically to lose value. Interest rate changes typically have a greater effect on the price of longer-term bonds and on RIBs than on shorter-term bonds.

•

Liquidity Risk – It may be difficult for the Fund to sell certain securities, such as below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund.

PROSPECTUS – SHORT DURATION TAX FREE FUND
70

•	Market and Portfolio Management Risks – If certain markets or investments do not perform as expected, the Fund could underperform similar funds or lose money.

•

State and Territory Risks – Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. The effects of the national economic recession that began in 2008 have caused extraordinary declines in tax revenues, increased demands for government services and added pressure on budgetary reserves for affected governments, and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund’s investments and could cause you to lose money.

•

Taxability Risk – The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “Principal Risks” section in the Fund’s prospectus.

PROSPECTUS – SHORT DURATION TAX FREE FUND
71

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class B shares because the Fund has not issued Class B shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares for a calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge was reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 1st Q ‘09 +2.36%	Worst Quarter 4th Q ‘09 +0.41%

The table below shows how the average annual total returns of the Fund’s Class A, C, F, and I shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 2.25%; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F and I shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the

PROSPECTUS – SHORT DURATION TAX FREE FUND
72

period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2009)
Class	1 Year	Life of Class	Inception Date for Performance
Class A Shares			12/31/2008
Before Taxes	3.74%	3.75%
After Taxes on Distributions	3.74%	3.75%
After Taxes on Distributions and Sale of Fund Shares	3.50%	3.51%
Class C Shares	5.24%	5.25%	12/31/2008
Class F Shares	6.24%	6.25%	12/31/2008
Class I Shares	6.39%	6.41%	12/31/2008
Index
Barclays Capital Municipal Bond Index: 1 Year (1-2) (reflects no deduction for fees, expenses, or taxes)	3.49%	3.49%	12/31/2008

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The Portfolio Managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Daniel S. Solender, Partner and Director	2008
Daniel T. Vande Velde, Portfolio Manager	2008

PROSPECTUS – SHORT DURATION TAX FREE FUND
73

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class	A, B(2), and C	F	I
General	$1,000/No minimum	No minimum	$1 million minimum(3)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	N/A	N/A
Invest-A-Matic	$250/$50	N/A	N/A

(1)  Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)  Effective March 31, 2010, Class B shares will no longer be available for purchase by new or existing investors. As of that date, Class B shares will only be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gain distribution.

(3)  Applicable requirement for certain types of institutional investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – SHORT DURATION TAX FREE FUND
74

GEORGIA TAX FREE TRUST

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges – Class A Share Front-End Sales Charge” of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	F and P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	F	P
Management Fees	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	0.10%	0.45%
Total Other Expenses	0.30%	0.30%	0.30%
Interest and Related Expenses from Inverse Floaters	0.13%	0.13%	0.13%
Other Expenses	0.17%	0.17%	0.17%
Total Operating Expenses	0.95%	0.85%	1.20%

PROSPECTUS – GEORGIA TAX FREE TRUST
75

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$419	$618	$833	$1,453	$419	$618	$833	$1,453
Class F Shares	$87	$271	$471	$1,049	$87	$271	$471	$1,049
Class P Shares	$122	$381	$660	$1,455	$122	$381	$660	$1,455

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the recent fiscal year, the Fund’s portfolio turnover rate was 18.16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds, the interest on which is exempt from federal and state personal income tax. If the interest on a particular municipal bond is so exempt, the Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of the named state. Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities that provide income free from federal and state personal income tax. Municipal bonds are generally divided into two types: (1) general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power; and (2) revenue bonds, such as industrial development bonds and private activity bonds, which are payable only from revenue derived from a particular facility or source, such as bridges, tolls, or sewer services.

PROSPECTUS – GEORGIA TAX FREE TRUST
76

Under normal market conditions, the Fund primarily invests in investment grade municipal bonds rated, at the time of purchase, BBB/Baa or higher (or unrated but determined by Lord Abbett to be of comparable quality). The Fund may invest up to 20% of its net assets in below investment grade (also known as “non-investment grade,” “high yield,” or “junk”) municipal bonds rated, at the time of purchase, BB/Ba or lower (or unrated but determined by Lord Abbett to be of comparable quality). The Fund is nondiversified, meaning that it may invest a greater percentage of its assets in a particular issuer as compared to other funds. The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may invest up to 20% of its net assets in bonds that pay interest subject to the federal alternative minimum tax (“AMT”), including certain private activity bonds (also known as “AMT paper”), and other fixed income securities, including bonds that pay interest that is subject to federal and state personal income taxes. These bonds may include municipal bonds issued by other states, which may be exempt from federal but not state taxes. If the supply of state tax-exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. In an attempt to increase income or manage portfolio duration, the Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. Some derivatives may cause the Fund to realize a limited amount of taxable income.

Under normal circumstances, we intend to maintain the average weighted stated maturity of the Fund at between ten and twenty-five years. A substantial amount of the Fund’s holdings may be “callable,” a feature that allows the bond issuer to redeem the bond before its maturity date. In selecting municipal bonds, we focus on credit quality, income tax exemption, total return potential, and call protection. The Fund assesses risk by considering the volatility (i.e., the level of price fluctuations in the Fund’s holdings) that the Fund has over time. The Fund believes that a volatility that generally approximates the volatility of the Barclays Capital Municipal Bond Index represents a reasonable risk.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Lower rated municipal bonds in which the Fund

PROSPECTUS – GEORGIA TAX FREE TRUST
77

may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value. The following is a summary of certain risks that could adversely affect the Fund’s performance or increase volatility:

•

Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid.

•	Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•

Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

•

Derivatives Risk – Loss may result from the Fund’s investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and residual interest bonds (“RIBs”) (also known as “inverse floaters”). These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk and may cause the Fund to realize a limited amount of taxable income.

•

Diversification Risk – The Fund is nondiversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. As a result, the value of the Fund’s investments may be more affected by a single adverse event as compared to a diversified fund.

•	Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•

Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued.

PROSPECTUS – GEORGIA TAX FREE TRUST
78

•

Industry Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry, as such users may have difficulty making payments on their obligations.

•

Interest Rate Risk – As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, causing the Fund’s investments typically to lose value. Interest rate changes typically have a greater effect on the price of longer-term bonds and on RIBs than on shorter-term bonds.

•

Liquidity Risk – It may be difficult for the Fund to sell certain securities, such as below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund.

•	Market and Portfolio Management Risks – If certain markets or investments do not perform as expected, the Fund could underperform similar funds or lose money.

•

State and Territory Risks – Because the Fund focuses on a particular state, the Fund’s performance may be more affected by local, state, and regional factors than a fund that invests in municipal bonds issued in many states. Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. The effects of the national economic recession that began in 2008 have caused extraordinary declines in tax revenues, increased demands for government services and added pressure on budgetary reserves for affected governments, and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund’s investments and could cause you to lose money.

•

Taxability Risk – The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “Principal Risks” section in the Fund’s prospectus.

PROSPECTUS – GEORGIA TAX FREE TRUST
79

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge was reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q ’09 +7.82%	Worst Quarter 3rd Q ’08 -6.13%

The table below shows how the average annual total returns of the Fund’s Class A and F shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges for Class A shares, the current maximum front-end sales charge of 3.25%. There are no sales charges for Class F shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through

PROSPECTUS – GEORGIA TAX FREE TRUST
80

tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2009)
Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A Shares
Before Taxes	16.46%	2.48%	5.11%	–
After Taxes on Distributions	16.46%	2.48%	5.10%	–
After Taxes on Distributions and Sale of Fund Shares	12.40%	2.71%	5.04%	–
Class F Shares	20.53%	–	–	3.57%	9/28/2007
Index
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	12.91%	4.32%	5.75%	4.99%	9/28/2007

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The Portfolio Managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Daniel S. Solender, Partner and Director	2006
Peter Scott Smith, Portfolio Manager	1994

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class	A	F and P(2)
General	$1,000/No minimum	No minimum
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A
SIMPLE IRAs	No minimum	N/A
Invest-A-Matic	$250/$50	N/A

(1)  Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)  Class P shares are closed to substantially all new investors.

PROSPECTUS – GEORGIA TAX FREE TRUST
81

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – GEORGIA TAX FREE TRUST
82

HIGH YIELD MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek a high level of income exempt from federal income tax.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges – Class A Share Front-End Sales Charge” of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F, I, and P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.20%	1.00%	0.90%(1)	0.10%	0.00%	0.45%
Total Other Expenses	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Interest and Related Expenses from Inverse Floaters	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Other Expenses	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Total Operating Expenses	1.02%	1.82%	1.72%(2)	0.92%	0.82%	1.27%

(1)  The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (1) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (2) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

(2)  These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

PROSPECTUS – HIGH YIELD MUNICIPAL BOND FUND
83

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$426	$639	$870	$1,532	$426	$639	$870	$1,532
Class B Shares	$585	$873	$1,085	$1,927	$185	$573	$985	$1,927
Class C Shares	$175	$542	$933	$2,030	$175	$542	$933	$2,030
Class F Shares	$94	$293	$509	$1,131	$94	$293	$509	$1,131
Class I Shares	$84	$262	$455	$1,014	$84	$262	$455	$1,014
Class P Shares	$129	$403	$697	$1,534	$129	$403	$697	$1,534

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the recent fiscal year, the Fund’s portfolio turnover rate was 32.88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds, the interest on which is exempt from federal income tax. The Fund invests, under normal market conditions, at least 50% of its net assets in municipal bonds rated, at the time of purchase, BBB/Baa or below (or determined by Lord Abbett to be of comparable quality). Generally municipal debt securities rated BB/Ba or lower are considered lower rated (or junk) bonds. The Fund’s remaining holdings in municipal bonds may be higher

PROSPECTUS – HIGH YIELD MUNICIPAL BOND FUND
84

rated. The Fund has adopted an investment strategy of pursuing a higher yield than many other municipal bond funds. In seeking high income, Lord Abbett will assess the relative value in the municipal bond market from both a credit and yield curve perspective and select securities that it believes entail reasonable credit risk in relation to the Fund’s investment objective. The municipal bonds offering high income at any particular time may be largely non-investment grade. The Fund also may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). The Fund currently does not intend to invest more than 20% of its net assets in distressed debt. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may invest up to 100% of its net assets in private activity bonds, a type of municipal bond. The income from private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax (“AMT”), which may cause the income to be taxable to you. In an attempt to increase income, the Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. Some derivatives may cause the Fund to realize a limited amount of taxable income.

The Fund does not limit its investments to securities of a particular maturity. A substantial amount of the Fund’s holdings may be “callable,” a feature that allows the bond issuer to redeem the bond before its maturity date. Under normal circumstances, we intend to maintain the dollar-weighted average maturity of the Fund at between ten and twenty-five years. The Fund is nondiversified, which means that it may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer than a diversified fund.

In selecting municipal bonds, we focus on the possibilities of a high level of income exempt from regular federal income tax consistent with reasonable credit risk in light of the Fund’s investment policies. Through credit analysis and attention to current developments and trends in interest rates and economic conditions, we attempt to reduce investment risk, but losses may occur.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Lower rated municipal bonds in which the Fund invests may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In

PROSPECTUS – HIGH YIELD MUNICIPAL BOND FUND
85

addition, as interest rates rise, the Fund’s investments typically will lose value. The following is a summary of certain risks that could adversely affect the Fund’s performance or increase volatility:

•

Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have a higher risk of default than investment grade municipal bonds. Below investment grade municipal bonds may be subject to greater credit and liquidity risks than investment grade municipal bonds. Some issuers of below investment grade municipal bonds may default as to principal and interest payments after the Fund purchases their securities. Below investment grade municipal bonds are considered predominantly speculative by traditional investment standards.

•	Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•

Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state.

•

Distressed Debt Risk – The risk that the Fund may lose its entire investment in distressed debt is greater in comparison to investments in non-defaulted bonds. The Fund may incur higher expenses trying to protect its interests in distressed debt.

•

Derivatives Risk – Loss may result from the Fund’s investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and residual interest bonds (“RIBs”) (also known as “inverse floaters”). These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk and may cause the Fund to realize a limited amount of taxable income.

•	Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•

Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued.

PROSPECTUS – HIGH YIELD MUNICIPAL BOND FUND
86

•

Industry Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry, as such users may have difficulty making payments on their obligations.

•

Interest Rate Risk – Prices of bonds, including tax-exempt bonds, generally fall during a rising interest rate environment. Interest rate changes typically have a greater effect on the price of longer-term bonds and on RIBs than on shorter-term bonds. Because the Fund tends to invest in longer-term bonds and RIBs to a greater degree than some municipal bond funds, it is more sensitive to interest rate risk than those funds.

•

Liquidity Risk – It may be difficult for the Fund to sell certain securities, such as below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund.

•	Market and Portfolio Management Risks – If certain markets or investments do not perform as expected, the Fund could underperform similar funds or lose money.

•

Nondiversification Risk – Because the Fund is nondiversified, the value of its investments may be more affected by a single adverse economic, political, or regulatory event than the value of the investments of a diversified fund.

•

State and Territory Risks – Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. The effects of the national economic recession that began in 2008 have caused extraordinary declines in tax revenues, increased demands for government services and added pressure on budgetary reserves for affected governments, and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund’s investments and could cause you to lose money.

•

Taxability Risk – The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “Principal Risks” section in the Fund’s prospectus.

PROSPECTUS – HIGH YIELD MUNICIPAL BOND FUND
87

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class I shares because the Fund has not issued Class I shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge was reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q ’09 +14.65%	Worst Quarter 4th Q ’08 -23.81%

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F and P shares compare to those of a broad-based securities market index and a more narrowly-based hybrid index that more closely reflects the market sectors in which the Fund invests. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 3.25%; for Class B shares, the current CDSC of 4.00% for the one-year period, 1.00% for the five-year period, and 1.00% for the life of class; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F and P shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

PROSPECTUS – HIGH YIELD MUNICIPAL BOND FUND
88

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2009)
Class	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A Shares				12/30/2004
Before Taxes	31.48%	-0.94%	-0.91%
After Taxes on Distributions	31.48%	-0.94%	-0.91%
After Taxes on Distributions and Sale of Fund Shares	23.33%	0.05%	0.08%
Class B Shares	30.71%	-0.88%	-0.85%	12/30/2004
Class C Shares	34.90%	-0.72%	-0.69%	12/30/2004
Class F Shares	36.00%	–	-6.03%	9/28/2007
Class P Shares	35.57%	-0.34%	-0.31%	12/30/2004
Index
Barclays Capital High Yield Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	32.73%	2.63%	2.63% -2.70%	12/31/2004(1) 9/30/2007(2)
Barclays Capital 85% High Yield/ 15% Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	29.61%	2.92%	2.92% -1.49%	12/31/2004(1) 9/30/2007(2)

(1) Corresponds with Class A, B, C, and P periods shown. (2) Corresponds with Class F period shown.

PROSPECTUS – HIGH YIELD MUNICIPAL BOND FUND
89

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The Portfolio Managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Daniel S. Solender, Partner and Director	2006
Peter Scott Smith, Portfolio Manager	2004

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class	A, B(2), and C	F and P(3)	I
General	$1,000/No minimum	No minimum	$1 million minimum(4)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	N/A	N/A
Invest-A-Matic	$250/$50	N/A	N/A

(1)  Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)  Effective March 31, 2010, Class B shares will no longer be available for purchase by new or existing investors. As of that date, Class B shares will only be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gain distribution.

(3)  Class P shares are closed to substantially all new investors.

(4)  Applicable requirement for certain types of institutional investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – HIGH YIELD MUNICIPAL BOND FUND
90

PENNSYLVANIA TAX FREE TRUST

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges – Class A Share Front-End Sales Charge” of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	F and P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	F	P
Management Fees	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	0.10%	0.45%
Total Other Expenses	0.19%	0.19%	0.19%
Total Operating Expenses(1)	0.84%	0.74%	1.09%

(1) These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

PROSPECTUS – PENNSYLVANIA TAX FREE TRUST
91

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$408	$584	$776	$1,328	$408	$584	$776	$1,328
Class F Shares	$76	$237	$411	$918	$76	$237	$411	$918
Class P Shares	$111	$347	$601	$1,329	$111	$347	$601	$1,329

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the recent fiscal year, the Fund’s portfolio turnover rate was 19.15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds, the interest on which is exempt from federal and state personal income tax. If the interest on a particular municipal bond is so exempt, the Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of the named state. Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities that provide income free from federal and state personal income tax. Municipal bonds are generally divided into two types: (1) general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power; and (2) revenue bonds, such as industrial development bonds and private activity bonds, which are payable only from revenue derived from a particular facility or source, such as bridges, tolls, or sewer services.

PROSPECTUS – PENNSYLVANIA TAX FREE TRUST
92

Under normal market conditions, the Fund primarily invests in investment grade municipal bonds rated, at the time of purchase, BBB/Baa or higher (or unrated but determined by Lord Abbett to be of comparable quality). The Fund may invest up to 20% of its net assets in below investment grade (also known as “non-investment grade,” “high yield,” or “junk”) municipal bonds rated, at the time of purchase, BB/Ba or lower (or unrated but determined by Lord Abbett to be of comparable quality). The Fund is nondiversified, meaning that it may invest a greater percentage of its assets in a particular issuer as compared to other funds. The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may invest up to 20% of its net assets in bonds that pay interest subject to the federal alternative minimum tax (“AMT”), including certain private activity bonds (also known as “AMT paper”), and other fixed income securities, including bonds that pay interest that is subject to federal and state personal income taxes. These bonds may include municipal bonds issued by other states, which may be exempt from federal but not state taxes. If the supply of state tax-exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. In an attempt to increase income or manage portfolio duration, the Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. Some derivatives may cause the Fund to realize a limited amount of taxable income.

Under normal circumstances, we intend to maintain the average weighted stated maturity of the Fund at between ten and twenty-five years. A substantial amount of the Fund’s holdings may be “callable,” a feature that allows the bond issuer to redeem the bond before its maturity date. In selecting municipal bonds, we focus on credit quality, income tax exemption, total return potential, and call protection. The Fund assesses risk by considering the volatility (i.e., the level of price fluctuations in the Fund’s holdings) that the Fund has over time. The Fund believes that a volatility that generally approximates the volatility of the Barclays Capital Municipal Bond Index represents a reasonable risk.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Lower rated municipal bonds in which the Fund

PROSPECTUS – PENNSYLVANIA TAX FREE TRUST
93

may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value. The following is a summary of certain risks that could adversely affect the Fund’s performance or increase volatility:

•

Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid.

•	Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•

Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

•

Derivatives Risk – Loss may result from the Fund’s investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and residual interest bonds (“RIBs”) (also known as “inverse floaters”). These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk and may cause the Fund to realize a limited amount of taxable income.

•

Diversification Risk – The Fund is nondiversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. As a result, the value of the Fund’s investments may be more affected by a single adverse event as compared to a diversified fund.

•	Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•

Governmental Risk – Government actions, including actions by local, state, and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued.

PROSPECTUS – PENNSYLVANIA TAX FREE TRUST
94

•

Industry Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry, as such users may have difficulty making payments on their obligations.

•

Interest Rate Risk – As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, causing the Fund’s investments typically to lose value. Interest rate changes typically have a greater effect on the price of longer-term bonds and on RIBs than on shorter-term bonds.

•

Liquidity Risk – It may be difficult for the Fund to sell certain securities, such as below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund.

•	Market and Portfolio Management Risks – If certain markets or investments do not perform as expected, the Fund could underperform similar funds or lose money.

•

State and Territory Risks – Because the Fund focuses on a particular state, the Fund’s performance may be more affected by local, state, and regional factors than a fund that invests in municipal bonds issued in many states. Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. The effects of the national economic recession that began in 2008 have caused extraordinary declines in tax revenues, increased demands for government services and added pressure on budgetary reserves for affected governments, and are likely to cause additional declines in tax revenues and put additional pressure on budgets. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund’s investments and could cause you to lose money.

•

Taxability Risk – The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “Principal Risks” section in the Fund’s prospectus.

PROSPECTUS – PENNSYLVANIA TAX FREE TRUST
95

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge was reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q ’09 +7.37%	Worst Quarter 3rd Q ’08 -5.79%

The table below shows how the average annual total returns of the Fund’s Class A and F shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges for Class A shares, the current maximum front-end sales charge of 3.25%. There are no sales charges for Class F shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through

PROSPECTUS – PENNSYLVANIA TAX FREE TRUST
96

tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2009)
Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A Shares
Before Taxes	13.95%	2.25%	4.61%	–
After Taxes on Distributions	13.95%	2.25%	4.61%	–
After Taxes on Distributions and Sale of Fund Shares	10.80%	2.53%	4.62%	–
Class F Shares	17.99%	–	–	3.01%	9/28/2007
Index
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	12.91%	4.32%	5.75%	4.99%	9/28/2007

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The Portfolio Managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Daniel S. Solender, Partner and Director	2006
Peter Scott Smith, Portfolio Manager	1992

PROSPECTUS – PENNSYLVANIA TAX FREE TRUST
97

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class	A	F and P(2)
General	$1,000/No minimum	No minimum
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A
SIMPLE IRAs	No minimum	N/A
Invest-A-Matic	$250/$50	N/A

(1)  Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)  Class P shares are closed to substantially all new investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

TAX INFORMATION

A Fund’s distributions of interest on municipal bonds generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that a Fund’s distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

As used in the remaining portion of this prospectus, the terms “a Fund,” “each Fund,” and “the Fund” refer to each Fund individually or the Funds collectively, as the context may require, unless reference to a specific Fund is provided.

PROSPECTUS – THE FUNDS
98

INVESTMENT OBJECTIVE

National Tax Free Fund, California Tax Free Fund, Connecticut Tax Free Fund, Hawaii Tax Free Fund, Missouri Tax Free Fund, New Jersey Tax Free Fund, New York Tax Free Fund, Intermediate Tax Free Fund, Short Duration Tax Free Fund, Georgia Tax Free Trust, and Pennsylvania Tax Free Trust Only

The investment objective of each Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for the National Tax Free Fund, Intermediate Tax Free Fund, and Short Duration Tax Free Fund) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. The New York Tax Free Fund also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

High Yield Municipal Bond Fund Only

The investment objective of the Fund is to seek a high level of income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

National Tax Free Fund, California Tax Free Fund, Connecticut Tax Free Fund, Hawaii Tax Free Fund, Missouri Tax Free Fund, New Jersey Tax Free Fund, New York Tax Free Fund, Intermediate Tax Free Fund, Short Duration Tax Free Fund, Georgia Tax Free Trust, and Pennsylvania Tax Free Trust Only

To pursue its objective, under normal market conditions, each Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the interest on which is exempt from federal, its corresponding state’s (if applicable) and, in the case of the New York Tax Free Fund, New York City personal income tax (this policy may not be changed without shareholder approval). If the interest on a particular municipal bond is so exempt, the Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of the name state or city. Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities that provide income free from federal, state, and/or local personal income taxes. Municipal bonds generally are divided into two types: (1) general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power; and (2) revenue bonds, which are payable only from revenue derived from a particular facility or source, such as bridges, tolls, or sewer services. Industrial development bonds and private activity bonds are revenue bonds.

PROSPECTUS – THE FUNDS
99

Each Fund may invest up to 20% of its net assets in municipal bonds that pay interest that is subject to the federal AMT, including certain private activity bonds, and other fixed income securities, including bonds that pay interest that is subject to federal, its corresponding state’s (if applicable) and/or, in the case of the New York Tax Free Fund, New York City personal income tax. Fixed income securities include bonds, debentures, government obligations, commercial paper, and pass-through instruments, among other things. Each Fund may invest in fixed income securities with both fixed and variable interest rates.

Under normal market conditions, each Fund attempts to invest primarily in municipal bonds that, at the time of purchase, are rated investment grade (or are unrated but determined by Lord Abbett to be of comparable quality). Investment grade municipal bonds are debt securities that are rated within the four highest grades assigned by Moody’s Investors Service, Inc. (Aaa, Aa, A, Baa), Standard & Poor’s Ratings Services (AAA, AA, A, BBB), or Fitch Ratings (AAA, AA, A, BBB) (“Moody’s,” “S&P,” and “Fitch,” respectively; each, a “Rating Agency”) (or are unrated but determined by Lord Abbett to be of comparable quality). Each Fund (except for the National Tax Free Fund) may invest up to 20% of its net assets in municipal bonds that, at the time of purchase, are rated below investment grade (or are unrated but determined by Lord Abbett to be of comparable quality). The National Tax Free Fund may invest up to 35% of its net assets in municipal bonds that, at the time of purchase, are rated below investment grade (or are unrated but determined by Lord Abbett to be of comparable quality.) Below investment grade municipal bonds are debt securities that are rated Ba or lower by Moody’s, BB or lower by S&P, or BB or lower by Fitch (or are unrated but determined by Lord Abbett to be of comparable quality).

Each Fund may invest in insured municipal bonds covered by insurance policies that guarantee timely payment of principal and interest. The insurance policies do not guarantee the value of the bonds themselves or the value of a Fund’s shares. Each Fund may invest in zero coupon bonds, deferred interest, pay-in-kind, and capital appreciation bonds. These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities.

Each Fund will not invest 25% or more of its total assets in any industry, other than tax-exempt securities issued by governments or political subdivisions of governments to which this limitation does not apply. The Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include: domestic securities that are not readily marketable; certain municipal leases and participation interests; repurchase agreements and time deposits with a notice or demand period of more than seven days; certain structured securities and certain swap transactions; and certain restricted securities (i.e., securities with terms that

PROSPECTUS – THE FUNDS
100

limit their resale to other investors or require registration under the federal securities laws before they can be sold publicly) that Lord Abbett determines to be illiquid.

Each Fund assesses reasonable risk by considering the volatility the Fund has over time. By volatility we mean the level of price fluctuations in the Fund’s holdings. The Funds (except the Intermediate Tax Free Fund and Short Duration Tax Free Fund) believe that a volatility that generally approximates the volatility of the Barclays Capital Municipal Bond Index represents reasonable risk. The Intermediate Tax Free Fund believes that a volatility that generally approximates the volatility of the Barclays Capital Municipal Bond Index: 7 Year (6-8) represents a reasonable risk. The Short Duration Tax Free Fund believes that a volatility that generally approximates the volatility of the Barclays Capital Municipal Bond Index: 1 Year (1-2) represents reasonable risk.

Under normal circumstances, we intend to maintain the average weighted stated maturity of each Fund, except for the Intermediate Tax Free Fund and Short Duration Tax Free Fund, at between ten and twenty-five years. As to the Intermediate Tax Free Fund, we intend to maintain the average weighted stated maturity at between three and ten years. A substantial amount of each Fund’s (and a portion of the Short Duration Tax Free Fund’s) holdings may be “callable,” a feature that allows the bond issuer to redeem the bond before its maturity date.

The Short Duration Tax Free Fund seeks to maintain a dollar-weighted average effective duration between one and three years. (Duration is a mathematical concept that measures a portfolio’s exposure to interest rate changes.) The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk. For example, the price of a portfolio with a duration of five years would be expected to fall approximately five percent if interest rates rose by one percentage point and the price of a portfolio with a duration of two years would be expected to fall approximately two percent if interest rates rose by one percentage point). The Short Duration Tax Free Fund may, however, invest in securities that have short, intermediate, or long maturities or duration. The Short Duration Tax Free Fund will invest in money market securities and their equivalents as part of its investment strategy. The Short Duration Tax Free Fund is not a money market fund and therefore is not subject to the credit quality, maturity, and other requirements applicable to money market funds.

In selecting municipal bonds, we focus on the following: credit quality, which is an issuer’s ability to pay principal and interest; income tax exemption, which is the bond issuer’s ability to pay interest free from federal, state, and/or local personal income tax; total return potential, which is the return possibilities for an investment over a period of time, including appreciation and interest; and call protection, which is assurance by an issuer that it will not redeem a bond earlier than anticipated.

PROSPECTUS – THE FUNDS
101

Each Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, maintain its duration, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, each Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the impact of the security’s duration on the Fund’s overall duration.

Each Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political or other conditions, the Funds may take a temporary defensive position by investing up to 100% of its assets in the following: (1) short-term taxable securities; and (2) cash, investment grade commercial paper, and short-term U.S. Government securities. (The Short Duration Tax Free Fund may take a temporary defensive position by investing up to 100% of its assets in the investments listed above, in addition to municipal money market securities and other money market equivalents. These types of securities tend to have strong liquidity features and enable the Short Duration Tax Free Fund to maintain its short duration.) Taking a temporary defensive position could reduce tax-exempt income and prevent the Funds from achieving its investment objective.

In an attempt to increase income, manage portfolio duration, or hedge against risk, each Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. Some derivatives may cause a Fund to realize a limited amount of taxable income. Each Fund may invest in swap transactions, interest rate caps and similar instruments, floaters, RIBs, and other types of derivatives, as discussed below:

•

Futures Contracts and Options on Futures Contracts. Each Fund may enter into financial futures contracts and options on futures contracts as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. These transactions involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the over-the-counter (“OTC”) market. The Funds are not registered as, nor is it subject to registration or regulation as, a commodity pool operator under the Commodity Exchange Act.

•

Interest Rate Swaps, Credit Swaps, Total Return Swaps, Options on Swaps, and Interest Rate Caps, Floors, and Collars. The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential

PROSPECTUS – THE FUNDS
102

credit losses on an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive a payment from the other party, upon the occurrence of specified credit events. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund involved may also be required to pay the dollar value of that decline to the counterparty.

The Funds may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

•

RIBs. Each Fund may invest up to 20% of its assets in RIBs to enhance income and manage portfolio duration. RIBs are issued by tender option bond trusts (“trusts”) that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts. In addition to RIBs, these trusts typically issue short-term floating rate notes, which are usually sold to money market funds.

High Yield Municipal Bond Fund Only

To pursue its objective, under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the interest on which is exempt from regular federal income tax. Municipal bonds are debt securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, and instrumentalities that provide income free from federal income taxes. Municipal bonds generally are divided into two types: (1) general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power; and (2) revenue bonds, which are payable only from revenue derived from a particular

PROSPECTUS – THE FUNDS
103

facility or source, such as bridges, tolls, or sewer services. Industrial development bonds and private activity bonds are revenue bonds.

The Fund invests, under normal market conditions, at least 50% of its net assets in municipal bonds that, at the time of purchase, are rated BBB/Baa or below or determined by Lord Abbett to be of comparable quality. The Fund’s remaining holdings in municipal bonds may be higher rated. The Fund has adopted an investment strategy of pursuing a higher yield than many other municipal bond funds. In seeking high income, Lord Abbett will assess the relative value in the municipal bond market from both a credit and yield curve perspective and select securities that it believes will entail reasonable credit risk in relation to the Fund’s investment objective. The municipal bonds offering high income at any particular time may be largely non-investment grade (also known as “below investment grade,” “high yield” or “junk”).

Investment grade municipal bonds are debt securities that, at the time of purchase, are rated within the four highest grades assigned by Moody’s Investors Service, Inc. (Aaa, Aa, A, Baa), Standard & Poor’s Ratings Services (AAA, AA, A, BBB), or Fitch Ratings (AAA, AA, A, BBB) (“Moody’s,” “S&P,” and “Fitch,” respectively; each, a “Rating Agency”) (or are unrated but determined by Lord Abbett to be of comparable quality). Non-investment grade municipal bonds are debt securities that, at the time of purchase, are rated Ba or lower by Moody’s, BB or lower by S&P, or BB or lower by Fitch (or are unrated but determined by Lord Abbett to be of comparable quality).

The Fund also may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). The risk that the Fund may lose its entire investment in distressed debt is greater in comparison to investments in non-defaulted bonds. The Fund currently does not intend to invest more than 20% of its net assets in distressed debt.

The Fund may invest up to 100% of its net assets in private activity bonds, a type of municipal bond. The income from private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax (“AMT”), which may cause the income to be taxable to you. In addition, the Fund may invest in certain derivatives in an attempt to increase income. Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund may invest in swap transactions, floaters, residual interest bonds (also known as “inverse floaters”), and other types of derivatives.

The Fund does not limit its investments to securities of a particular maturity. A substantial amount of the Fund’s holdings may be callable, a feature that allows the bond issuer to redeem the bond before its maturity date. Under normal circumstances, we intend to maintain the dollar-weighted average maturity of the Fund at between ten and twenty-five years.

PROSPECTUS – THE FUNDS
104

In selecting municipal bonds, we focus on the possibilities of a high level of income exempt from regular federal income tax consistent with reasonable credit risk in light of the Fund’s investment policies. Through credit analysis and attention to current developments and trends in interest rates and economic conditions, we attempt to reduce investment risk, but losses may occur.

The Fund will not invest 25% or more of its total assets in any industry, other than tax-exempt securities issued by governments or political subdivisions of governments to which this limitation does not apply. The Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include: domestic securities that are not readily marketable; certain municipal leases and participation interests; repurchase agreements and time deposits with a notice or demand period of more than seven days; certain structured securities and certain swap transactions; and certain restricted securities (i.e., securities with terms that limit their resale to other investors or require registration under the federal securities laws before they can be sold publicly) that Lord Abbett determines to be illiquid.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, maintain its duration, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the impact of the security’s duration on the Fund’s overall duration.

The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political or other conditions, the Fund may take a temporary defensive position by investing up to 100% of its assets in the following: (1) short-term taxable securities; and (2) cash, investment grade commercial paper, investment grade municipal bonds, and short-term U.S. Government securities. Taking a temporary defensive position could reduce tax-exempt income and prevent the Fund from achieving its investment objective.

In an attempt to increase income, manage portfolio duration, or hedge against risk, the Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. Some derivatives may cause the Fund to realize a limited amount of taxable income. Some examples of the types of derivatives in which the Fund may invest are described as follows:

•

Futures Contracts and Options on Futures Contracts. The Fund may enter into financial futures contracts and options on futures contracts as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. These transactions

PROSPECTUS – THE FUNDS
105

involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the over-the-counter (“OTC”) market. The Fund is not registered as, nor is it subject to registration or regulation as, a commodity pool operator under the Commodity Exchange Act.

•

Interest Rate Swaps, Credit Swaps, Total Return Swaps, Options on Swaps, and Interest Rate Caps, Floors, and Collars. The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive a payment from the other party, upon the occurrence of specified credit events. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

The Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

•

RIBs. The Fund may invest up to 100% of its assets in RIBs to enhance income and manage portfolio duration. RIBs are issued by tender option bond trusts (“trusts”) that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts. In addition to RIBs, these trusts typically issue short-term floating rate notes which are usually sold to money market funds.

PROSPECTUS – THE FUNDS
106

PRINCIPAL RISKS

All Funds

Each Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Lower rated municipal bonds in which a Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, a Fund’s investments typically will lose value.

Risks that could adversely affect the Fund’s performance or increase volatility include the following:

•

Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but they have a higher risk of default than investment grade municipal bonds, and their prices are much more volatile. The market for high yield municipal bonds may be less liquid and may be subject to greater credit risk than investment-grade municipal bonds. Below investment grade municipal bonds may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade municipal bonds are subject to the increased risk of an issuer’s inability to meet principal and interest obligations and a greater risk of default. These securities may be subject to greater price volatility due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. Some issuers, particularly of below investment grade bonds, may default as to principal or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. A Fund may incur higher expenses to protect its interests in such securities and may lose its entire investment in defaulted bonds.

The secondary market for below investment grade municipal bonds is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies, and other financial institutions. As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Because of the lack of sufficient market

PROSPECTUS – THE FUNDS
107

liquidity, the Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the below investment grade municipal bonds in its portfolio.

•	Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•

Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based on the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insurance or other credit enhancements supporting the Fund’s investment may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support in addition to the credit risk of the underlying investment that is being enhanced. Credit support provided by foreign entities may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of the entity to meet its obligations. A change in the credit rating or the market’s perception of the creditworthiness of any of the municipal bond insurers that insure securities in a Fund’s portfolio may affect the value of the securities they insure, a Fund’s share prices, and Fund performance. A downgrading of an insurer’s credit rating or a default by the insurer could reduce the credit rating of an insured bond and, therefore, its value. The Funds also may be adversely affected by the inability of an insurer to meet its insurance obligations. In addition, a decline in the credit quality of a private activity bond usually is directly related to a decline in the credit standing of the private user of the facility.

•

Derivatives Risk – To the extent that a Fund uses derivatives, it will be exposed to the risk that the value of a derivative instrument held by the Fund does not move in correlation with the value of the underlying security, market index or interest rate, or moves in an opposite direction than anticipated by the Fund. Derivatives also include the risk that the derivatives will become illiquid and that the counterparty to the options, futures, forwards, or swap agreement or contract may fail to perform its obligations. Because derivatives may involve a small amount of cash relative to the total amount of the transaction, the magnitude of losses from derivatives may be greater than the amount originally invested by a Fund in the derivative instrument. Derivatives may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. Loss may result from a Fund’s investments in

PROSPECTUS – THE FUNDS
108

certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and RIBs. They also may increase a Fund’s interest rate risk.

•

Interest Rate Swaps, Credit Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors, and Collars Risks – The use of interest rate, credit, and total return swaps, options on swaps, and interest rate caps, floors, and collars is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Lord Abbett is incorrect in its forecasts of market values, and interest rates, the investment performance of the Funds would be less favorable than it would have been if these investment techniques were not used. It is not currently expected that these investments will be a principal strategy of the Funds.

•

Options and Futures Risks – Fund transactions in futures, options on futures and other options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Fund’s assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

•

RIB Risk – A RIB is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note. Because changes in the interest rate on the floating rate note inversely affect the interest paid on the RIB, the value and income of a RIB is generally more volatile than the value and income of a fixed rate municipal bond. RIBs have interest rate adjustment formulas which generally reduce or eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. The value of RIBs also falls faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value rises more rapidly when interest rates fall. RIBs have varying degrees of liquidity, and the market for these securities is relatively volatile. RIBs tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

Each Fund may acquire RIBs issued by trusts that have been established by a transfer of municipal bonds by the Fund or an agent on behalf of the Fund. Such transfers do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities;” therefore, the municipal bonds deposited into such trusts are presented in the Funds’

PROSPECTUS – THE FUNDS
109

schedules of investments and the proceeds from the transactions are reported as a liability for trust certificates. Interest income from the underlying bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a trust are reported as expenses of the Fund involved. The floating rate trust certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the trust for redemption at par at each reset date. The RIBs held by a Fund provide the Fund the right to (1) cause the holders of a proportional share of floating rate trust certificates to tender their certificates at par and (2) transfer a corresponding share of the municipal bonds from the trust to the Fund.

•

Diversification Risk – The National Tax Free Fund, Intermediate Tax Free Fund, and Short Duration Tax Free Fund are diversified funds. A diversified fund, with respect to 75% of total assets, will normally not purchase a security if, as a result, more than 5% of the fund’s total assets would be invested in securities of a single issuer or the fund would hold more than 10% of the outstanding voting securities of the issuer. Each of the other Funds is a nondiversified fund, which means that they may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer than a diversified fund. As a result, the value of a nondiversified fund’s investments may be more affected by a single adverse economic, political, or regulatory event, as compared with a diversified fund.

•	Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•

Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, a Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems.

•

Industry Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to a Fund in the event of an economic downturn in that industry, as such users may have difficulty making payments on their obligations. In addition, each industry is subject to its own risks: the electric utility industry is subject to rate regulation vagaries, while the health care industry faces two main challenges – affordability and access.

PROSPECTUS – THE FUNDS
110

•

Insured Municipal Bond Risk – Insurance policies that guarantee timely payment of principal and interest on insured municipal bonds do not guarantee the value of the bonds themselves or the value of a Fund’s shares. A downgrading of an insurer’s credit rating or a default by the insurer could reduce the credit rating of an insured bond and, therefore, its value.

•

Interest Rate Risk – Prices of fixed income securities, including tax-exempt securities, generally fall during a rising interest rate environment. Interest rate changes typically have a greater effect on the price of fixed income securities with longer durations. Because all of the Funds (other than the Short Duration Tax Free Fund) tend to invest in longer-term bonds and RIBs to a greater degree than some municipal bond funds, such Funds normally will be more sensitive to interest rate risk than those other municipal bond funds. Because the Short Duration Tax Free Fund primarily invests in short duration municipal bonds, it is less sensitive to interest rate risk than a fund that invests primarily in longer duration municipal bonds (although the Fund’s investments in RIBs increase its interest rate risk).

•

Liquidity Risk – It may be difficult for a Fund to sell certain securities, such as below investment grade municipal bonds, illiquid securities, or restricted securities, in a timely manner and at their stated value, which could result in losses to the Fund. The market for below investment municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

•	Market and Portfolio Management Risks – If certain markets or investments do not perform as expected, a Fund could underperform similar funds or lose money.

•

State and Territory Risks – Because each Fund (other than the National Tax Free Fund, High Yield Municipal Bond Fund, Intermediate Tax Free Fund, and Short Duration Tax Free Fund) focuses on a particular state or territory, each such Fund’s performance may be more affected by local, state, and regional factors than a fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base, and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including the National Tax Free Fund, High Yield Municipal Bond Fund, Intermediate Tax Free Fund, and Short Duration Tax Free Fund), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. The effects of the subprime mortgage market crisis, the housing market downturn, and other aspects of the national economic

PROSPECTUS – THE FUNDS
111

recession that began in 2008 have caused extraordinary declines in tax revenues, increased demands for government services and put added pressure on budgets for affected governments and are likely to continue to cause additional declines in tax revenues and put additional pressure on budgets. States also have relied heavily on federal stimulus funds and other one-time measures to deal with their current budget crises and may face less flexibility and liquidity in the future. All of this could have significant consequences for each of the Funds because a worsening of the economic position of a state or other issuer of bonds in which one of the Funds invests could lower the value of that Fund’s investments and could cause you to lose money. Certain state and local governments and other government issuers suffered significant drops in revenues coinciding with the last U.S. economic recession, resulting in a very difficult period for state and local governments. Even after the national economy emerged from the recession, many states continued to suffer fiscal imbalances. Similarly, the effects of the recession that began in 2008 may continue after the national economy begins to recover.

•

Taxability Risk – The IRS has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although each Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income. In such a case, the Fund might be required to send to you and file with the IRS information returns (Forms 1099-DIV) for the current or prior calendar years classifying (or reclassifying) some of its exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends.

•

Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risks – Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return. If the issuer defaults, a Fund may not receive any return on its investment.

An investment in zero coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

PROSPECTUS – THE FUNDS
112

An investment in each Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures regarding the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI and further information is available at www.lordabbett.com.

MANAGEMENT AND ORGANIZATION OF THE FUND

Boards of Directors/Trustees. The Boards oversee the management of the business and affairs of the Funds. The Boards meet regularly to review their respective Funds’ portfolio investments, performance, expenses, and operations. The Boards appoint officers who are responsible for the day-to-day operations of their respective Funds and who execute policies authorized by the Boards. At least 75 percent of the Board members are independent of Lord Abbett.

Each year in December the Boards consider whether to approve the continuation of the existing management and administrative services agreements between the Funds and Lord Abbett. A discussion regarding the basis for the Boards’ approval is available in the Funds’ semiannual report to shareholders for the six-month period ended March 31.

Investment Adviser. The Funds’ investment adviser is Lord, Abbett & Co. LLC (“Lord Abbett”), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes, with assets under management of approximately $86.4 billion in 53 mutual funds and other advisory accounts as of November 30, 2009.

Portfolio Managers. Each Fund is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Daniel S. Solender, Partner and Director, joined Lord Abbett as a member of the municipal team in 2006. Mr. Solender was formerly a Vice President and Portfolio Manager at Nuveen Investments from 1992 to 1999 and 2003 to 2006 and a Principal and Portfolio Manager at Vanguard Group from 1999 to 2003. Assisting Mr. Solender are Peter Scott Smith, Portfolio Manager, who joined Lord Abbett as a member of the team since 1992 and Daniel T. Vande Velde, Portfolio Manager, who joined Lord Abbett as a member of the team in 2007. Mr. Vande Velde was formerly a Portfolio Manager at McDonnell Investment Management from 1997 to 2007.

PROSPECTUS – THE FUNDS
113

Messrs. Solender and Smith are jointly and primarily responsible for the day-to-day management of the National Tax Free Fund, California Tax Free Fund, Connecticut Tax Free Fund, Hawaii Tax Free Fund, Missouri Tax Free Fund, New Jersey Tax Free Fund, New York Tax Free Fund, Georgia Tax Free Trust, High Yield Municipal Bond Fund, and Pennsylvania Tax Free Trust. Messrs. Solender and Vande Velde are jointly and primarily responsible for the day-to-day management of the Short Duration Tax Free Fund and Intermediate Tax Free Fund.

Management Fee. Lord Abbett is entitled to a management fee based on each Fund’s average daily net assets.

The management fee for each Fund, except Intermediate Tax Free Fund, Short Duration Tax Free Fund, and High Yield Municipal Bond Fund, is accrued daily and payable monthly at the following annual rate:

0.45% on the first $1 billion of average daily net assets;

0.40% on the next $1 billion of average daily net assets; and

0.35% on average daily net assets over $2 billion.

For the fiscal year ended September 30, 2009, the fee paid to Lord Abbett with respect to each Fund, except Intermediate Tax Free Fund, Short Duration Tax Free Fund and High Yield Municipal Bond Fund, was at an effective annual rate of 0.45% of each Fund’s respective average daily net assets.

The management fee for each of Intermediate Tax Free Fund and Short Duration Tax Free Fund is accrued daily and payable monthly at the following annual rate:

0.40% on the first $2 billion of average daily net assets;

0.375% on the next $3 billion of average daily net assets; and

0.35% on average daily net assets over $5 billion.

For the fiscal year ended September 30, 2009, the fee paid to Lord Abbett was at an effective annual rate of 0.40% of Intermediate Tax Free Fund’s and Short Duration Tax Free Fund’s average daily net assets.

The management fee for the High Yield Municipal Bond Fund is accrued daily and payable monthly at the following annual rate:

0.50% on the first $1 billion of average daily net assets;

0.45% on the next $1 billion of average daily net assets; and

0.40% on average daily net assets over $2 billion.

For the fiscal year ended September 30, 2009, the fee paid to Lord Abbett was at an effective annual rate of 0.50% of High Yield Municipal Bond Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of each Fund’s average daily net assets. Each Fund pays all of its expenses not expressly assumed by Lord Abbett.

PROSPECTUS – THE FUNDS
114

INFORMATION ABOUT THE AVAILABILITY OF CLASS B SHARES

Effective March 31, 2010 (the “Effective Date”), Class B shares will no longer be available for purchase by new or existing investors. As of the Effective Date, Class B shares will only be issued:

(i)	upon the exchange of Class B shares from another Lord Abbett Fund; or

(ii)	to purchase shares in connection with a reinvestment of a dividend and/or capital gain distribution. Any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by the Funds (or their authorized agents) after 4:00 p.m. Eastern time on the Effective Date will be deemed to be a purchase order for Class A shares and will be subject to any applicable Class A sales charge.

After the Effective Date, Class B shareholders who participate in automatic investment programs will no longer be able to make automatic investments into Class B shares. Shareholders that want to continue their participation in automatic investment programs must make an election prior to the Effective Date to change their automatic investments to purchase either Class A or Class C shares. If we receive no election from a shareholder before the Effective Date regarding their automatic investment program, the program will terminate on the Effective Date.

Shareholders owning Class B shares as of the Effective Date may continue to hold those shares (and any Class B shares acquired after the Effective Date pursuant to an exchange or distribution reinvestment). As described in each Fund’s prospectus, Class B shares will continue to be subject to any applicable CDSCs and automatically will convert to Class  A shares after approximately 8 years from the date of purchase.

CHOOSING A SHARE CLASS

Each class of shares represents an investment in the same portfolio of securities, but each has different eligibility criteria, sales charges, expenses, and dividends, allowing you to choose the class that best meets your needs. You should read this section carefully to determine which class of shares is best for you and discuss your selection with your financial intermediary. Factors you should consider in choosing a class of shares include:

•	the amount you plan to invest;

•	the length of time you expect to hold your investment;

•	the total costs associated with your investment, including any sales charges that you pay when you buy or sell your Fund shares and expenses that are paid out of Fund assets over time;

PROSPECTUS – THE FUNDS
115

•	whether you qualify for any reduction or waiver of sales charges;

•	whether you plan to take any distributions in the near future;

•	the availability of the share class;

•	the services that will be available to you depending on the share class you choose; and

•	the amount of compensation that your financial intermediary will receive depending on the share class you choose.

If you are considering investing a certain amount in Class B shares and if you were to invest the same amount in Class A shares and would qualify for a reduced sales charge, it may be more economical for you to choose Class A shares because of the reduced sales charge and lower ongoing annual expenses of Class A shares.

If your investment horizon is limited, an investment in Class C shares may be more appropriate than Class B shares. Class C shares are sold without a front-end sales charge and the CDSC does not apply to shares redeemed after the first anniversary of the purchase.

If you plan to invest a large amount and your investment horizon is five years or more, Class A shares may be more advantageous than Class C shares. The higher ongoing annual expenses of Class C shares may cost you more over the longer term than the front-end sales charge you would pay on larger purchases of Class A shares.

Key Features of Share Classes. The following table compares key features of each share class. You should review the Fee Table and Example at the front of this prospectus carefully before choosing your share class. As a general matter, share classes with relatively lower expenses generally have relatively higher dividends. Your financial intermediary can help you decide which class meets your goals. Not all share classes may be available through your financial intermediary. Your financial intermediary may receive different compensation depending upon which class you choose.

Class A Shares
Availability	Available through financial intermediaries to individual investors
Front-End Sales Charge	Up to 3.25%(1) reduced or waived for large purchases and certain investors. Eliminated for purchases of $1 million(2) or more
CDSC	1.00% on redemptions made within one year following purchases of $1 million(3) or more; waived under certain circumstances
Distribution and Service (12b-1) Fee(4)	0.20% of the Fund’s average daily net assets
Conversion	None
Exchange Privilege(5)	Class A shares of most Lord Abbett Funds

PROSPECTUS – THE FUNDS
116

Class B Shares
Availability

Effective March 31, 2010, Class B shares will no longer be available for purchase by new or existing investors and will only be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gain distribution.

Front-End Sales Charge	None
CDSC	Up to 5.00% on redemptions; reduced over time and eliminated after sixth anniversary of purchase; waived under certain circumstances
Distribution and Service (12b-1) Fee(4)	1.00% of the Fund’s average daily net assets
Conversion	Automatic conversion to Class A shares after approximately the eighth anniversary of purchase(6)
Exchange Privilege(5)	Class B shares of most Lord Abbett Funds

Class C Shares
Availability	Available through financial intermediaries to individual investors
Front-End Sales Charge	None
CDSC	1.00% on redemptions made before the first anniversary of purchase; waived under certain circumstances
Distribution and Service (12b-1) Fee(4)	1.00%(7) of the Fund’s average daily net assets
Conversion	None
Exchange Privilege(5)	Class C shares of most Lord Abbett Funds

Class F Shares
Availability	Available only to eligible fee-based advisory programs and certain registered investment advisors
Front-End Sales Charge	None
CDSC	None
Distribution and Service (12b-1) Fee(4)	0.10% of the Fund’s average daily net assets
Conversion	None
Exchange Privilege(5)	Class F shares of most Lord Abbett Funds

Class I Shares
Availability	Available only to eligible investors
Front-End Sales Charge	None
CDSC	None
Distribution and Service (12b-1) Fee(4)	None
Conversion	None
Exchange Privilege(5)	Class I shares of most Lord Abbett Funds

PROSPECTUS – THE FUNDS
117

Class P Shares
Availability	Available on a limited basis through certain financial intermediaries(8)
Front-End Sales Charge	None
CDSC	None
Distribution and Service (12b-1) Fee(4)	0.45% of the Fund’s average daily net assets
Conversion	None
Exchange Privilege(5)	Class P shares of most Lord Abbett Funds

(1)  The maximum front-end sales charge applicable to Class A shares of the Intermediate Tax Free Fund and Short Duration Tax Free Fund is 2.25%.

(2)  No front-end sales charge applies to purchases of the Intermediate Tax Free Fund and Short Duration Tax Free Fund of $500,000 or more.

(3)  CDSC of 1.00% applies to certain purchases of the Intermediate Tax Free Fund and Short Duration Tax Free Fund of $500,000 or more. See “Sales Charges – Class A Share CDSC” for more information.

(4)  The 12b-1 plan provides that the maximum payments that may be authorized by the Board for Class A shares are 0.50%; for Class P shares, 0.75%; and for Class B, C, and F shares, 1.00%. The 12b-1 plan does not permit any payments for Class I shares.

(5)  Ask your financial intermediary about the Lord Abbett Funds available for exchange.

(6)  Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

(7)  The Fund is subject to Class C service and distribution fees at a blended rate calculated based on (1) a service fee of 0.25% and a distribution fee of 0.75% of the Fund’s average daily net assets attributable to shares held for less than one year and (2) a service fee of 0.25% and a distribution fee of 0.55% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear service and distribution fees at the same rate.

(8)  Class P shares are closed to substantially all new investors.

Investment Minimums.

Investment Minimums — Initial/Additional Investments(1)
Class	A, B(2), and C	F and P(3)	I
General	$1,000/No minimum	No minimum	$1 million minimum(4)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	N/A	N/A
Invest-A-Matic	$250/$50	N/A	N/A

(1)  Consult your financial intermediary for more information.

(2)  Effective March 31, 2010, Class B shares will no longer be available for purchase by new or existing investors. As of that date, Class B shares will only be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gain distribution.

(3)  Class P shares are closed to substantially all new investors.

(4)  There is no minimum initial investment for certain purchases through or by a financial intermediary (otherwise eligible to purchase Class I shares) that charge a fee for services that include investment advisory or management services.

PROSPECTUS – THE FUNDS
118

Additional Information about Availability of Class F, I, and P Shares.

Class F Shares. Class F shares generally are available to investors participating in fee-based advisory programs that have (or whose trading agents have) an agreement with Lord Abbett Distributor and to investors that are clients of certain registered investment advisors that have an agreement with Lord Abbett Distributor, if it so deems appropriate.

Class I Shares. Class I shares currently are available for purchase by the following entities:

•	Registered investment advisors investing on behalf of clients, provided that the registered investment advisor:

(i)	is not affiliated or associated with a broker or dealer primarily engaged in the retail securities business;

(ii)	derives its compensation for its services exclusively from its clients for such advisory services; and

(iii)	has entered into an appropriate agreement with the Fund and/or Lord Abbett Distributor for such purchases.

•

Institutional investors, such as companies, foundations, trusts, endowments, and other entities that were not introduced to Lord Abbett by persons associated with a securities broker or dealer, where the total amount of potential investable assets exceeds $10 million.

•

Each registered investment company within the Lord Abbett Family of Funds that operates as a fund of funds and, at the discretion of Lord Abbett Distributor, other registered investment companies that are not affiliated with Lord Abbett and operate as a fund of funds.

In addition, Class I shares may be available for purchases by or on behalf of financial intermediaries for clients that pay the financial intermediary for services that include investment advisory or management services, provided that the financial intermediary (or its trading agent) has entered into a special arrangement with and agreeable to the Fund and/or Lord Abbett Distributor specifically for such purchases. Financial intermediaries should contact Lord Abbett Distributor to determine whether the financial intermediary may be eligible for such purchases.

Class P Shares. Class P shares are closed to substantially all new investors. Existing shareholders holding Class P shares may continue to hold their Class P shares and make additional purchases, redemptions, and exchanges. Class P shares are also available for orders made by or on behalf of a financial intermediary for clients participating in an IRA rollover program sponsored by the financial intermediary that operates the program in an omnibus recordkeeping environment and has entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders.

PROSPECTUS – THE FUNDS
119

SALES CHARGES

As an investor in the Fund, you may pay one of two types of sales charges: a front-end sales charge that is deducted from your investment when you buy Fund shares or a CDSC that applies when you sell Fund shares.

Class A Share Front-End Sales Charge. Front-end sales charges are only applied to Class A shares. You buy Class A shares at the offering price, which is the NAV plus a sales charge. You pay a lower rate as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the Fund’s distributions or dividends you reinvest in additional Class A shares. The table below shows the rate of sales charge you pay (expressed as a percentage of the offering price and the net amount you invest), depending on the amount you purchase.

Front-End Sales Charge – Class A Shares

(California Tax Free Fund, Connecticut Tax Free Fund, Hawaii Tax Free Fund,
Missouri Tax Free Fund, National Tax Free Fund, New Jersey Tax Free Fund, New
York Tax Free Fund, Georgia Tax Free Trust, High Yield Municipal Bond Fund, and
Pennsylvania Tax Free Trust Only)

Your Investment	Front-End Sales Charge as a % of Offering Price	Front-End Sales Charge as a % of Your Investment	To Compute Offering Price Divide NAV by	Maximum Dealer’s Concession (% of Offering Price)
Less than $50,000	3.25%	3.36%	.9675	2.75%
$50,000 to $99,999	2.75%	2.83%	.9725	2.25%
$100,000 to $249,999	2.50%	2.56%	.9750	2.00%
$250,000 to $499,999	2.00%	2.04%	.9800	1.70%
$500,000 to $999,999	1.50%	1.52%	.9850	1.25%
$1,000,000 and over	No Sales Charge		1.0000	†

Front-End Sales Charge – Class A Shares (Intermediate Tax Free Fund and Short Duration Tax Free Fund Only)
Your Investment	Front-End Sales Charge as a % of Offering Price	Front-End Sales Charge as a % of Your Investment	To Compute Offering Price Divide NAV by	Maximum Dealer’s Concession (% of Offering Price)
Less than $100,000	2.25%	2.30%	.9775	2.00%
$100,000 to $249,999	1.75%	1.78%	.9825	1.50%
$250,000 to $499,999	1.25%	1.26%	.9875	1.00%
$500,000 and over	No Sales Charge		1.0000	†

† See “Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge.” Note: The above percentages may vary for particular investors due to rounding.

CDSC. Regardless of share class, the CDSC is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time

PROSPECTUS – THE FUNDS
120

they are redeemed, whichever is lower. To minimize the amount of any CDSC, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains (always free of a CDSC);

2.	shares held for six years or more (Class B), or one year or more (Class A and Class C); and

3.	shares held the longest before the sixth anniversary of their purchase (Class B), or before the first anniversary of their purchase (Class A and Class C).

If you buy Class A shares of the Fund under certain purchases with a front-end sales charge waiver or if you acquire Class A shares of the Fund in exchange for Class A shares of another Lord Abbett-sponsored fund subject to a CDSC, and you redeem any of the Class A shares before the first day of the month in which the one-year anniversary of your purchase falls, a CDSC of 1% normally will be collected.

Class B, C, F, I, and P shares are not subject to a front-end sales charge. Class F, I, and P shares are not subject to a CDSC. The specific types and amounts of sales charges that may apply to Class A, B, and C shares are discussed below.

If you acquire Fund shares through an exchange from another Lord Abbett-sponsored fund that originally were purchased subject to a CDSC and you redeem before the applicable CDSC period has expired, you will be charged the CDSC. The CDSC will be remitted to the appropriate party.

Class B Share CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of the day on which the purchase order was accepted. The CDSC will be remitted to Lord Abbett Distributor. The CDSC declines the longer you own your shares, according to the following schedule:

CDSC – Class B Shares
Anniversary of the Day on Which the Purchase Order was Accepted(1)	CDSC on Redemptions (As % of Amount Subject to Charge)
Before the 1st	5.0%
On the 1st, before the 2nd	4.0%
On the 2nd, before the 3rd	3.0%
On the 3rd, before the 4th	3.0%
On the 4th, before the 5th	2.0%
On the 5th, before the 6th	1.0%
On or after the 6th anniversary (2)	None

(1)  The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversary for shares purchased on May 1 will be May 1 of each succeeding year.

(2)  Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

PROSPECTUS – THE FUNDS
121

Class C Share CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of your purchase. The CDSC will be remitted to Lord Abbett Distributor.

SALES CHARGE REDUCTIONS AND WAIVERS

Please inform the Fund or your financial intermediary at the time of your purchase of Fund shares if you believe you qualify for a reduced front-end sales charge. More information about sales charges and reductions and waivers is also available free of charge at www.lordabbett.com/saleschargeinfo. This information may also be reached at www.lordabbett.com by clicking on the “Performance and Pricing” tab under the mutual fund detail section, and clicking on the “more info” link next to the breakpoint table.

Reducing Your Class A Share Front-End Sales Charge. You may purchase Class A shares at a discount if you qualify under the circumstances outlined below. To receive a reduced front-end sales charge, you must let the Fund or your financial intermediary know at the time of your purchase of Fund shares that you believe you qualify for a discount. If you or a related party have holdings of Eligible Funds (as defined below) in other accounts with your financial intermediary or with other financial intermediaries that may be combined with your current purchases in determining the sales charge as described below, you must let the Fund or your financial intermediary know. You may be asked to provide supporting account statements or other information to allow us or your financial intermediary to verify your eligibility for a discount. If you or your financial intermediary do not notify the Fund or provide the requested information, you may not receive the reduced sales charge for which you otherwise qualify. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

•

Rights of Accumulation – A Purchaser may combine the value of Class A, B, C, F, and P shares of any Eligible Fund currently owned with a new purchase of Class A shares of any Eligible Fund in order to reduce the sales charge on the new purchase. Class I share holdings may not be combined for these purposes.

To the extent that your financial intermediary is able to do so, the value of Class A, B, C, F, and P shares of Eligible Funds determined for the purpose of reducing the sales charge of a new purchase under the Rights of Accumulation will be calculated at the higher of: (1) the aggregate current maximum offering price of your existing Class A, B, C, F, and P shares of Eligible Funds; or (2) the aggregate amount you invested in such shares (including dividend reinvestments but excluding capital appreciation) less any withdrawals. You should retain any information and account records necessary to substantiate the historical amounts you and any related Purchasers have invested in Eligible Funds. You must inform the Fund and/or your financial intermediary

PROSPECTUS – THE FUNDS
122

at the time of purchase if you believe your purchase qualifies for a reduced sales charge and you may be requested to provide documentation of your holdings in order to verify your eligibility. If you do not do so, you may not receive all sales charge reductions for which you are eligible.

•

Letter of Intention – In order to reduce your Class A front-end sales charge, a Purchaser may combine purchases of Class A, B, C, F, and P shares of any Eligible Fund the Purchaser intends to make over the next 13 months in determining the applicable sales charge. The 13-month Letter of Intention period commences on the day that the Letter of Intention is received by the Fund, and the Purchaser must tell the Fund that later purchases are subject to the Letter of Intention. Purchases submitted prior to the date the Letter of Intention is received by the Fund are not counted toward the sales charge reduction. Current holdings under Rights of Accumulation may be included in a Letter of Intention in order to reduce the sales charge for purchases during the 13-month period covered by the Letter of Intention. Shares purchased through reinvestment of dividends or distributions are not included. Class I share holdings may not be combined for these purposes. Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charges payable if the intended purchases under the Letter of Intention is not completed. The Letter of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, any or all of the intended purchase amount.

Purchaser
A Purchaser includes: (1) an individual; (2) an individual, his or her spouse, and children under the age of 21; (3) retirement and benefit plans including a 401(k) plan, profit-sharing plan, money purchase plan, defined benefit plan, and 457(b) plan sponsored by a governmental entity, non-profit organization, school district or church to which employer contributions are made, as well as SIMPLE IRA plans and SEP-IRA plans; or (4) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account. An individual may include under item (1) his or her holdings in Eligible Funds as described above in IRAs, as a sole participant of a retirement and benefit plan sponsored by the individual’s business, and as a participant in a 403(b) plan to which only pre-tax salary deferrals are made. An individual and his or her spouse may include under item (2) their holdings in IRAs, and as the sole participants in retirement and benefit plans sponsored by a business owned by either or both of them. A retirement and benefit plan under item (3) includes all qualified retirement and benefit plans of a single employer and its consolidated subsidiaries, and all qualified retirement and benefit plans of multiple employers registered in the name of a single bank trustee.

Eligible Fund
For all classes of shares other than Class I shares, an Eligible Fund is any Lord Abbett-sponsored fund except for (1) certain tax-free, single state funds where the exchanging shareholder is a resident of a state in which such fund is not offered for sale; (2) Lord Abbett Series Fund, Inc.; (3) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (“Money Market Fund”) (except for holdings in Money Market Fund which are attributable to any shares exchanged from the Lord Abbett sponsored funds); and (4) any other fund the shares of which are not available to the investor at the time of the transaction due to a limitation on the offering of the fund’s shares. For Class I shares, an Eligible Fund is any Lord Abbett-sponsored fund currently offering Class I shares.

PROSPECTUS – THE FUNDS
123

Front-End Sales Charge Waivers. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

•	purchases of $1 million ($500,000 in the case of Intermediate Tax Free Fund and Short Duration Tax Free Fund) or more (may be subject to a CDSC);

•

purchases made by or on behalf of financial intermediaries for clients that pay the financial intermediaries fees in connection with fee-based advisory program, provided that the financial intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases;

•	purchases made with dividends and distributions on Class A shares of another Eligible Fund;

•	purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor;

•

purchases involving the concurrent sale of Class B or C shares of the Fund related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable CDSCs (although the broker-dealer may pay on behalf of the investor or reimburse the investor for any such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge; and

•	certain other types of investors may qualify to purchase Class A share without a front-end sales charge as described in the SAI.

CDSC Waivers. The CDSC generally will not be assessed on Class A, B, or C shares under the circumstances listed in the chart below. Certain other types of redemptions may qualify for a CDSC waiver. Documentation may be required and some limitations may apply.

CDSC Waivers	Share Class(es)
Eligible mandatory distributions under the Internal Revenue Code of 1986	A, B, C
Death of the shareholder	B,C
Redemptions under Div-Move and Systematic Withdrawal Plans (up to 12% per year)	B,C

Concurrent Sales. A broker-dealer may pay on behalf of an investor or reimburse an investor for a CDSC otherwise applicable in the case of transactions involving purchases through such broker-dealer where the investor is concurrently selling his or her holdings in Class B or C shares of the Fund and buying Class A shares of that Fund, provided that the purchases are related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability.

PROSPECTUS – THE FUNDS
124

Reinvestment Privilege. If you redeem Class A or B shares of the Fund, you may reinvest some or all of the proceeds in the same class of any Eligible Fund on or before the 60th day after the redemption without a sales charge unless the reinvestment would be prohibited by the Fund’s frequent trading policy. Special tax rules may apply. Please see the SAI for more information. If you paid a CDSC when you redeemed your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration. This privilege does not apply to purchases made through Invest-A-Matic or other automatic investment services.

FINANCIAL INTERMEDIARY COMPENSATION

As part of a plan for distributing shares, the Fund and Lord Abbett Distributor pay sales and service compensation to authorized institutions that sell the Fund’s shares and service its shareholder accounts. Additionally, your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.

As shown in the table “Fees and Expenses” above, sales compensation originates from sales charges, which are paid directly by shareholders, and 12b-1 distribution fees, which are paid by the Fund out of share class assets. Service compensation originates from 12b-1 service fees. Because 12b-1 fees are paid on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Class
Fee*	A	B	C(1)	F	I	P
Service	0.15%	0.25%	0.25%	—	—	0.25%
Distribution	0.05%	0.75%	0.75%	0.10%	—	0.20%

*  The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.

(1)  The Fund is subject to Class C service and distribution fees at a blended rate calculated based on (1) a service fee of 0.25% and a distribution fee of 0.75% of the Fund’s average daily net assets attributable to shares held for less than one year and (2) a service fee of 0.25% and a distribution fee of 0.55% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear service and distribution fees at the same rate.

Lord Abbett Distributor may pay 12b-1 fees to financial intermediaries or use the fees for other distribution purposes, including revenue sharing. The amounts paid by the Fund need not be directly related to expenses. If Lord Abbett Distributor’s actual expenses exceed the fee paid to it, the Fund will not have to pay more than that fee. If Lord Abbett Distributor’s expenses are less than the fee it receives, Lord Abbett Distributor will keep the excess amount of the fee.

Sales Activities. The Fund may use 12b-1 distribution fees to pay authorized institutions to finance any activity that is primarily intended to result in the sale of

PROSPECTUS – THE FUNDS
125

shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to the shares of a particular class for activities that are primarily intended to result in the sale of shares of such class. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, additional payments to authorized institutions, maintenance of shareholder accounts, the cost necessary to provide distribution- related services or personnel, travel, office expenses, equipment and other allocable overhead.

Service Activities. Lord Abbett Distributor may pay 12b-1 service fees to authorized institutions for any activity that is primarily intended to result in personal service and/or the maintenance of shareholder accounts. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.

Dealer Concessions on Class A Share Purchases With a Front-End Sales Charge. See “Sales Charges – Class A Share Front-End Sales Charge” for more information.

Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge. Except as otherwise set forth in the following paragraphs, Lord Abbett Distributor may pay Dealers distribution-related compensation (i.e., concessions) in connection with purchases of $1 million ($500,000 in the case of the Intermediate Tax Free Fund and Short Duration Tax Free Fund) or more.

Dealers receive concessions described below on purchases made within a 12-month period beginning with the first NAV purchase of Class A shares for the account. The concession rate resets on each anniversary date of the initial NAV purchase, provided that the account continues to qualify for treatment at NAV. Current holdings of Class B, C, and P shares of Eligible Funds will be included for purposes of calculating the breakpoints in the schedule below and the amount of the concessions payable with respect to the Class A share investment. Concessions may not be paid with respect to Alliance Arrangements unless Lord Abbett Distributor can monitor the applicability of the CDSC. In addition, if a financial intermediary decides to waive receipt of the concession, any CDSC that might otherwise have applied to any such purchase will be waived. Any waiver must be authorized by the financial intermediary firm and the registered representative.

Financial intermediaries should contact Lord Abbett Distributor for more complete information on the commission structure.

PROSPECTUS – THE FUNDS
126

Dealer Concession Schedule – Class A Shares for Certain Purchases Without a Front-End Sales Charge
The dealer concession received is based on the amount of the Class A share investment as follows:
Class A Investments	Front-End Sales Charge*	Dealer’s Concession
$1 million to $5 million(1) $500,000 to $5 million(2)	None	1.00%
Next $5 million above that	None	0.55%
Next $40 million above that	None	0.50%
Over $50 million	None	0.25%

(1)  For all Funds except Intermediate Tax Free Fund and Short Duration Tax Free Fund.

(2)  For Intermediate Tax Free Fund and Short Duration Tax Free Fund only.

*  Class A shares purchased without a sales charge will be subject to a 1% CDSC if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

Class B Shares. Lord Abbett Distributor may pay financial intermediaries selling Class B shares a sales concession of 4.00% of the purchase price of the Class B shares and Lord Abbett Distributor will collect any applicable CDSC. Financial intermediaries also receive an annual service fee beginning in the thirteenth month after purchase of up to 0.25% of the average daily net assets represented by the Class B shares that starts to accrue after twelve months following the purchase of Class B shares.

Class C Shares. Lord Abbett Distributor may pay financial intermediaries selling Class C shares a sales concession of up to 1.00% of the purchase price of the Class C shares and Lord Abbett Distributor will collect and retain any applicable CDSC. Financial intermediaries also receive an annual service fee beginning in the thirteenth month after purchase of up to 1.00% of the average daily net assets represented by the Class C shares that starts to accrue after twelve months following the purchase of Class C shares.

Class F, I and P Shares. Class F, I and P shares are purchased at NAV with no front-end sales charge and no CDSC when redeemed.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. In addition to the various sales commissions, concessions and 12b-1 fees described above, Lord Abbett, Lord Abbett Distributor and the Fund may make other payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”).

Lord Abbett or Lord Abbett Distributor makes payments to Dealers in its sole discretion, at its own expense and out of its own resources (including revenues from advisory fees and 12b-1 fees) and without additional cost to the Fund or the Fund’s shareholders.

PROSPECTUS – THE FUNDS
127

This compensation from Lord Abbett is not reflected in the fees and expenses listed above in the Fee Table section of this prospectus. The payments may be for activities including but not limited to the following:

•	marketing and/or distribution support for Dealers;

•	the Dealers’ and their investment professionals’ shareholder servicing efforts;

•	training and education activities for the Dealers, their investment professionals and/or their clients or potential clients;

•	certain information regarding Dealers and their investment professionals;

•	sponsoring or otherwise bearing, in part or in whole, the costs for other meetings of Dealers’ investment professionals and/or their clients or potential clients;

•	the purchase of products or services from the Dealers, such as investment research, software tools or data for investment analysis purposes;

•	certain Dealers’ costs associated with orders relating to Fund shares (“ticket charges”); and/or

•	any other permissible activity that Lord Abbett or Lord Abbett Distributor, in its sole discretion, believes would facilitate sales of Fund shares.

Some of these payments are sometimes called “revenue sharing” payments. Most of these payments are intended to reimburse Dealers directly or indirectly for the costs they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers and their investment professionals to make recommendations and provide services that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders. The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things. In addition, Lord Abbett Distributor may, for specified periods of time, decide to forgo the portion of front-end sales charges to which it normally is entitled and allow Dealers to retain the full sales charge for sales of Fund shares. In some instances, these temporary arrangements will be offered only to certain Dealers expected to sell significant amounts of Fund shares.

Lord Abbett or Lord Abbett Distributor may benefit from revenue sharing if the Dealer features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the financial intermediary’s sales force or management). In addition, Lord Abbett Distributor may agree to participate in the Dealer’s marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Lord Abbett personnel may make presentations on the Fund to the intermediary’s sales force). To the extent the Dealers sell more shares

PROSPECTUS – THE FUNDS
128

of the Fund or retain shares of the Fund in their clients’ accounts, Lord Abbett receives greater management and other fees due to the increase in the Fund’s assets. Although a Dealer may request additional compensation from Lord Abbett to offset costs incurred by the Dealer servicing its clients, the Dealer may earn a profit on these payments, if the amount of the payment exceeds the Dealer’s costs.

Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or services and certain expense reimbursements. Lord Abbett and Lord Abbett Distributor consider many factors in determining the amount of any additional payments to Dealers. These factors include, but are not limited to, the Dealer’s sales, assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett’s relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates. Based on its analysis of these factors, Lord Abbett groups most Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer. The tiered payments generally range from 0.02% to 0.10% of Lord Abbett Fund assets attributable to the Dealer and/or its investment professionals. For certain relationships with Dealers selling the Lord Abbett Funds in connection with variable insurance products, Lord Abbett or Lord Abbett Distributor may make payments up to 0.15% of the related Lord Abbett Funds’ assets and/or sales. However, Lord Abbett or Lord Abbett Distributor from time to time may pay revenue sharing in excess of these amounts to cultivate new relationships with Dealers it believes have the potential to sell significant amounts of Fund shares. In such cases, Lord Abbett expects that over time, as these relationships grow, the amount of revenue sharing paid to such Dealers would conform to levels that fall within the ranges described above. The payments may not include payments for certain items, such as training and education activities, other meetings, and the purchase of certain products and services from the Dealers. On occasion, Lord Abbett also may make payments to Dealers on a basis unrelated to its assessment of the prospects for a long-term distribution relationship. Not all Dealers receive revenue sharing payments and the amount of revenue sharing may vary for different Dealers. Lord Abbett or Lord Abbett Distributor may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any given Fund. In addition, Lord Abbett’s method of calculating revenue sharing payments may be different from the methods that the Dealers use. Please refer to the Fund’s SAI for additional information relating to revenue sharing payments.

Neither Lord Abbett nor Lord Abbett Distributor makes payments directly to a Dealer’s investment professionals, but rather they are made solely to the Dealer

PROSPECTUS – THE FUNDS
129

itself (with the exception of expense reimbursements related to the attendance of a Dealer’s investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds). The Dealers receiving additional payments include those that may recommend that their clients consider or select the Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a “preferred” or “recommended” list of mutual funds. In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

The Fund’s portfolio transactions are not used to compensate Dealers that sell shares of the Lord Abbett Funds. Lord Abbett places the Fund’s portfolio transactions with broker-dealers based on their ability to provide the best net results from the transaction to the Fund. If Lord Abbett determines that a Dealer can provide the Fund with the best net results, Lord Abbett may place the Fund’s portfolio transactions with the Dealer even though it sells or has sold shares of the Fund. In no event, however, does or will Lord Abbett give any consideration to a Dealer’s sales in deciding which Dealer to choose to execute the Fund’s portfolio transactions. Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Fund’s receipt of the best net results. These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.

Payments for Recordkeeping, Networking, and Other Services. In addition to the payments from Lord Abbett or Lord Abbett Distributor described above, from time to time, Lord Abbett and Lord Abbett Distributor may have other relationships with financial intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. The Fund generally may pay recordkeeping fees for services provided to plans where the account is a plan-level or fund-level omnibus account and plan participants have the ability to determine their investments in particular mutual funds. If your financial intermediary provides these services, Lord Abbett or the Fund may compensate the financial intermediary for these services. In addition, your financial intermediary may have other relationships with Lord Abbett or Lord Abbett Distributor that are not related to the Fund.

For example, the Lord Abbett Funds may enter into arrangements with and pay fees to financial intermediaries that provide recordkeeping or other subadministrative services to certain groups of investors in the Lord Abbett Funds, including participants in retirement and benefit plans, investors in mutual fund advisory programs, investors in variable insurance products and clients of financial intermediaries that operate in an omnibus environment (collectively, “Investors”). The recordkeeping services typically include: (a) establishing and

PROSPECTUS – THE FUNDS
130

maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Lord Abbett Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Lord Abbett Funds in their compliance with state securities laws. The fees Lord Abbett Funds pay are designed to compensate financial intermediaries for such services.

The Lord Abbett Funds may also pay fees to broker-dealers for networking services. Networking services may include but are not limited to:

•	establishing and maintaining individual accounts and records;

•	providing client account statements; and

•	providing 1099 forms and other tax statements.

The networking fees that the Lord Abbett Funds pay to broker-dealers normally result in reduced fees paid by the Fund to the transfer agent, which would otherwise provide these services.

Financial intermediaries may charge additional fees or commissions other than those disclosed in this prospectus, such as a transaction based fee or other fee for its service, and may categorize and disclose these arrangements differently than the discussion above and in the SAI. You may ask your financial intermediary about any payments it receives from Lord Abbett or the Fund, as well as about fees and/or commissions it charges.

PURCHASES

Initial Purchases. Initial purchases of Fund shares may be made through any financial intermediary that has a sales agreement with Lord Abbett Distributor. Unless you are investing in the Fund through a financial intermediary that maintains accounts in its name for the benefit of individual investors, you and your investment professional may fill out the application and send it to the Fund at the address below or you should contact your financial intermediary for instructions on opening an account.

[Name of Fund]

P.O. Box 219336

Kansas City, MO 64121

Please do not send account applications, purchase, exchange or redemption orders to 90 Hudson Street, Jersey City, NJ 07302.

Additional Purchases. You may make additional purchases of Fund shares by contacting your investment professional or financial intermediary. If you have direct account privileges with the Fund, you may make additional purchases by:

PROSPECTUS – THE FUNDS
131

•	Telephone. If you have established a bank account of record, you may purchase Fund shares by telephone. You or your investment professional should call the Fund at 888-522-2388.

•

Online. If you have established a bank account of record, you may submit a request online to purchase Fund shares by accessing your account online. Please log onto www.lordabbett.com and enter your account information and personal identification data.

•

Mail. You may submit a written request to purchase Fund shares by indicating the name(s) in which the account is registered, the Fund’s name, the class of shares, your account number, and the dollar amount you wish to purchase. Please include a check for the amount of purchase, which may be subject to a sales charge. If purchasing Fund shares by mail, your purchase order will not be accepted or processed until such orders are received by the Fund at P.O. Box 219336 Kansas City, MO 64121.

•

Wire. You may purchase Fund shares via wire by sending your purchase amount to: UMB, N.A., Kansas City, routing number – 101000695, bank account number: 987800033-3, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the Fund and the class of shares you wish to purchase.

Proper Form. An initial purchase order submitted directly to the Fund, or the Fund’s authorized agent (or the agent’s designee), must contain: (1) an application completed in good order with all applicable requested information; and (2) payment by check or instructions to debit your checking account along with a canceled check containing account information. Additional purchase requests must include all required information and proper form of payment.

See “Account Services and Policies - Procedures Required by the USA PATRIOT Act” for more information.

Initial and additional purchases of Fund shares are executed at the NAV next determined after the Fund or the Fund’s authorized agent receives your purchase order in proper form. The Fund reserves the right to modify, restrict or reject any purchase order (including exchanges). All purchase orders are subject to acceptance by the Fund.

Insufficient Funds. If you request a purchase and your bank account does not have sufficient funds to complete the transaction at the time it is presented to your bank, your requested transaction will be reversed and you will be subject to any and all losses, fees and expenses incurred by the Fund in connection with processing the insufficient funds transaction. The Fund reserves the right to liquidate all or a portion of your Fund shares to cover such losses, fees and expenses.

EXCHANGES

You or your investment professional may instruct the Fund to exchange shares of any class for shares of the same class of any Eligible Fund.

PROSPECTUS – THE FUNDS
132

If you have direct account privileges with the Fund, you may request an exchange transaction by:

•	Telephone. You or your investment professional should call the Fund at 888-522-2388.

•

Online. You may submit a request online to exchange your Fund shares by accessing your account online. Please log onto www.lordabbett.com and enter your account information and personal identification data.

•

Mail. You may submit a written request to exchange your Fund shares by indicating the name(s) in which the account is registered, the Fund’s name, the class of shares, your account number, the dollar amount or number of shares you wish to exchange, and the name of the Eligible Funds into which you wish to exchange your Fund shares. If submitting a written request to exchange Fund shares, your exchange request will not be processed until the Fund receives the request in good order at P.O. Box 219336 Kansas City, MO 64121.

The Fund may revoke the exchange privilege for all shareholders upon 60 days’ written notice. In addition, there are limitations on exchanging Fund shares for a different class of shares, and moving shares held in certain types of accounts to a different type of account or to a new account maintained by a financial intermediary. Please speak with your financial intermediary if you have any questions.

An exchange of Fund shares for shares of another fund will be treated as a sale of Fund shares and any gain on the transaction may be subject to federal income tax. You should read the current prospectus for any fund into which you are exchanging.

REDEMPTIONS

You may redeem your Fund shares by contacting your investment professional or financial intermediary. If you have direct account privileges with the Fund, you may redeem your Fund shares by:

•	Telephone. You may redeem $50,000 or less from your account by telephone. You or your representative should call the Fund at 888-522-2388.

•

Online. You may submit a request online to redeem your Fund shares by accessing your account online. Please log onto www.lordabbett.com and enter your account information and personal identification data.

•

Mail. You may submit a written request to redeem your Fund shares by indicating the name(s) in which the account is registered, the Fund’s name, your account number, and the dollar amount or number of shares you wish to redeem. If submitting a written request to redeem your shares, your redemption will not be processed until the Fund receives the request in good order at P.O. Box 219336 Kansas City, MO 64121.

PROSPECTUS – THE FUNDS
133

Insufficient Account Value. If you request a redemption transaction for a specific amount and your account value at the time the transaction is processed is less than the requested redemption amount, the Fund will deem your request as a request to liquidate your entire account.

Redemption Payments. Redemptions of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. Normally, redemption proceeds are paid within three (but no more than seven) business days after your redemption request is received in good order. If you redeem shares that were recently purchased, the Fund may delay the payment of the redemption proceeds until your check, bank draft, electronic funds transfer or wire transfer has cleared, which may take several days. This process may take up to 15 calendar days for purchases by check to clear. Under unusual circumstances, the Fund may postpone payment for more than seven days or suspend redemptions, to the extent permitted by law.

If you have direct account access privileges, the redemption proceeds will be paid by electronic transfer via an automated clearing house deposit to your bank account on record with the Fund. If there is no bank account on record, your redemption proceeds normally will be paid by check payable to the registered account owner(s) and mailed to the address to which the account is registered. You may request that your redemption proceeds of at least $1,000 be disbursed by wire to your bank account of record by contacting the Fund and requesting the redemption and wire transfer and providing the proper wiring instructions for your bank account of record.

You may request that redemption proceeds be made payable and disbursed to a person or account other than the shareholder(s) of record, provided that you provide a signature guarantee by an eligible guarantor, including a broker or bank that is a member of the medallion stamp program. Please note that a notary public is not an eligible guarantor.

A guaranteed signature by an eligible guarantor is designed to protect you from fraud. The Fund will require a guaranteed signature by an eligible guarantor on requests for redemption that:

•	Are signed by you in your legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation);

•	Request a redemption check to be payable to anyone other than the shareholder(s) of record;

•	Request a redemption check to be mailed to an address other than the address of record;

•	Request redemption proceeds to be payable to a bank other than the bank account of record; or

•	Total $50,000 or more.

PROSPECTUS – THE FUNDS
134

Redemptions in Kind. The Fund reserves the right to pay redemptions proceeds in whole or in part by distributing liquid securities from the Fund’s portfolio. It is not expected that the Fund would pay redemptions by an in kind distribution except in unusual circumstances. If the Fund pays redemption proceeds by distributing securities in kind, you could incur brokerage or other charges, as well as tax liability, when converting the distributed securities to cash.

You should note that your purchase, exchange, and redemption requests may be subject to review and verification on an ongoing basis.

ACCOUNT SERVICES AND POLICIES

Certain of the services and policies described below may not be available through certain financial intermediaries. Contact your financial intermediary for services and policies applicable to you.

ACCOUNT SERVICES

Automatic Services for Fund Investors. You may buy or sell shares automatically with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out the application or by calling 888-522-2388.

For investing
Invest-A-Matic* (Dollar-cost averaging)	You can make fixed, periodic investments ($250 initial and $50 subsequent minimum) into your Fund account by means of automatic money transfers from your bank checking account. See the application for instructions.
Div-Move*	You may automatically reinvest the dividends and distributions from your account into another account in any Eligible Fund ($50 minimum).

*  In the case of financial intermediaries maintaining accounts in omnibus recordkeeping environments or in nominee name that aggregate the underlying accounts’ purchase orders for Fund shares, the minimum subsequent investment requirements described above will not apply to such underlying accounts.

For selling shares
Systematic Withdrawal Plan (“SWP”)	You can make regular withdrawals from most Lord Abbett-sponsored funds. Automatic cash withdrawals will be paid to you from your account in fixed or variable amounts. To establish an SWP, the value of your shares for Class A or C must be at least $10,000, and for Class B the value of your shares must be at least $25,000.
Class B and C Shares	The CDSC will be waived on redemptions of up to 12% of the current value of your account at the time of your SWP request. For SWP redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the Fund for assistance in minimizing the CDSC in this situation. Redemption proceeds due to an SWP for Class B and C shares will be redeemed in the order described under “CDSC” under “Sales Charges.”

PROSPECTUS – THE FUNDS
135

Telephone and Online Purchases and Redemptions. Transactions by telephone or online may be difficult to submit during times of drastic economic or market changes or during other times where communications may be difficult. When initiating a transaction by telephone or online, shareholders should be aware of the following considerations:

•

Security. The Fund and its service providers employ verification and security measures for your protection. For your security, telephone and online transaction requests are recorded. You should note, however, that any person with access to your account and other personal information (including personal identification number) may be able to submit instructions by telephone or online. The Fund will not be liable for relying on instructions submitted by telephone or online that the Fund reasonably believes to be genuine.

•

Online Confirmation. The Fund is not responsible for online transaction requests that may have been sent but not received in good order. Requested transactions received by the Fund in good order are confirmed at the completion of the order and your requested transaction will not be processed unless you receive the confirmation message.

•

No Cancellations. You will be asked to verify the requested transaction and may cancel the request before it is submitted to the Fund. The Fund will not cancel a submitted transaction once it has been received (in good order) and is confirmed at the end of the telephonic or online transaction.

Householding. We have adopted a policy that allows us to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call us at 888-522-2388 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Account Statements. Every investor automatically receives quarterly account statements.

Account Changes. For any changes you need to make to your account, consult your investment professional or call the Fund at 888-522-2388.

Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

ACCOUNT POLICIES

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Purchases and sales (including exchanges) of Fund shares are executed at the NAV (subject to any applicable sales charges) next determined after

PROSPECTUS – THE FUNDS
136

the Fund or the Fund’s authorized agent receives your order in proper form. Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day’s NAV; orders placed after the close of trading on the NYSE will receive the next business day’s NAV. Fund shares will not be priced on holidays when the NYSE is closed for trading. In the case of purchase, redemption, or exchange orders placed through your financial intermediary, when acting as the Fund’s authorized agent (or the agent’s designee), the Fund will be deemed to have received the order when the agent or designee receives the order in proper form.

In calculating NAV, securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Securities having remaining maturities of 60 days or less are valued at their amortized cost.

Securities for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett’s opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued under fair value procedures approved by and administered under the supervision of the Fund’s Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Excessive Trading and Market Timing. The Fund is designed for long-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices (“frequent trading”) may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption

PROSPECTUS – THE FUNDS
137

demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund’s investment return.

To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as “price arbitrage”). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see “Pricing of Fund Shares” above.

The Fund’s Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund’s policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment-strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Frequent Trading Policy and Procedures. Under the frequent trading policy, any Lord Abbett Fund shareholder redeeming shares valued at $5,000 or more from a Lord Abbett Fund will be prohibited from investing in the same Lord Abbett Fund for 30 calendar days after the redemption date (the “Policy”). The Policy applies to all redemptions and purchases for an account that are part of an exchange transaction or transfer of assets, but does not apply to the following types of transactions unless Lord Abbett Distributor determines in its sole discretion that the transaction may be harmful to the Fund: (1) systematic purchases and redemptions, such as purchases made through reinvestment of dividends or other distributions, or certain automatic or systematic investment, exchange or withdrawal plans (such as payroll deduction plans, and the Fund’s Invest-A-Matic and Systematic Withdrawal Plans); (2) retirement and benefit plan payroll and/or employer contributions, loans and distributions; (3) purchases or redemptions by a “fund-of-funds” or similar investment vehicle that Lord Abbett

PROSPECTUS – THE FUNDS
138

Distributor in its sole discretion has determined is not designed to and/or is not serving as a vehicle for frequent trading; (4) purchases by an account that is part of a fee-based program or mutual fund separate account program; and (5) purchases involving certain transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; provided that the financial intermediary maintaining the account is able to identify the transaction in its records as one of these transactions. The Policy does not apply to the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Lord Abbett Floating Rate Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Intermediate Tax Free Fund, and Lord Abbett Short Duration Tax Free Fund, provided that your Financial Intermediary is able to implement such exclusions.

In addition to the Policy, we have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is inconsistent with the Policy. If, based on these monitoring procedures, we believe that an investor is engaging in, or has engaged in, frequent trading that may be harmful to the Fund, normally, we will notify the investor (and/or the investor’s financial professional) to cease all such activity in the account. If the activity occurs again, we will place a block on all further purchases or exchanges of the Fund’s shares in the investor’s account and inform the investor (and/or the investor’s financial professional) to cease all such activity in the account. The investor then has the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of Money Market Fund, or redeeming the account. Investors electing to exchange or redeem Fund shares under these circumstances should consider that the transaction may be subject to a CDSC or result in tax consequences. As stated above, although we generally notify the investor (and/or the investor’s financial professional) to cease all activity indicative of frequent trading prior to placing a block on further purchases or exchanges, we reserve the right to immediately place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. While we attempt to apply the Policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection.

We recognize that financial intermediaries that maintain accounts in omnibus recordkeeping environments or in nominee name may not be able reasonably to apply the Policy due to systems limitations or other reasons. In these instances, Lord Abbett Distributor may review the frequent trading policies and procedures that an individual financial intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. Lord Abbett Distributor also will seek the financial intermediary’s agreement to cooperate with Lord Abbett Distributor’s

PROSPECTUS – THE FUNDS
139

efforts to (1) monitor the financial intermediary’s adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that Lord Abbett Distributor in its sole discretion deems adequate, and (2) stop any trading activity Lord Abbett Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a financial intermediary’s application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by Lord Abbett Distributor and by certain other financial intermediaries. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the financial intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund’s shares may be held by financial intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a financial intermediary, to our knowledge, in an omnibus environment or in nominee name, Lord Abbett Distributor will seek to receive sufficient information from the financial intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the financial intermediary and request it to provide Lord Abbett Distributor with additional transaction information so that Lord Abbett Distributor may determine if any investors appear to have engaged in frequent trading activity. Lord Abbett Distributor’s monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the financial intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that Lord Abbett Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the financial intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or may also terminate our relationship with the

PROSPECTUS – THE FUNDS
140

financial intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name. The nature of these relationships also may inhibit or prevent Lord Abbett Distributor or the Fund from assuring the uniform assessment of CDSCs on investors, even though financial intermediaries operating in omnibus environments typically have agreed to assess the CDSCs or assist Lord Abbett Distributor or the Fund in assessing them.

Procedures Required by the USA PATRIOT Act. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Fund, to obtain, verify, and record information that identifies each person who opens an account. What this means for you – when you open an account, we will ask for your name, address, date and place of organization or date of birth, taxpayer identification number or Social Security number, and we may ask for other information that will allow us to identify you. We will ask for this information in the case of persons who will be signing on behalf of certain entities that will own the account. We also may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your purchase order or account application. Your monies will not be invested until we have all required information. You also should know that we may verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, the Fund reserves the right to reject purchase orders or account applications accompanied by cash, cashier’s checks, money orders, bank drafts, traveler’s checks, and third party or double-endorsed checks, among others.

DISTRIBUTIONS AND TAXES

Each Fund expects to declare “exempt-interest dividends” from its net investment income daily and pay them monthly. Each Fund expects to distribute any net capital gains annually. All distributions, including exempt-interest dividends, will be reinvested in Fund shares unless you instruct the Fund to pay them to you in cash. There are no sales charges on reinvestments.

Each Fund seeks to earn income and pay exempt-interest dividends that are exempt from federal income tax. It is anticipated that substantially all of each Fund’s income will be exempt from federal income tax. However, each Fund may invest a portion of its assets in securities that pay income that is not exempt from federal income tax. Further, a portion of the exempt-interest dividends you receive may be subject to federal individual AMT. (In the case of High Yield Municipal Bond Fund, all or a portion of the exempt-interest dividends you receive may be subject to federal individual AMT.) Each Fund may invest up to 20% (or 100% in the case

PROSPECTUS – THE FUNDS
141

of High Yield Municipal Bond Fund) of its net assets in private activity bonds (sometimes called “AMT paper”). The income from these bonds is an item of tax preference when determining your federal individual or corporate AMT, which may cause the income to be taxable. In addition, all exempt-interest dividends may result in or increase a corporate shareholder’s liability for the corporate AMT.

Distributions of short-term capital gains and gains characterized as market discount are taxable as ordinary income for federal income tax purposes, while distributions of net long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares or whether distributions are reinvested or paid in cash. Any sale, redemption or exchange of Fund shares may be taxable.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.

If you buy shares when a Fund has realized but not yet either declared or distributed taxable income or capital gains, you will be “buying a dividend” by paying the full price for shares and then receiving a portion of the price back in the form of a taxable dividend.

Changes in federal or state law or adverse determinations by the IRS or a court, as they relate to certain municipal bonds, may make income from such bonds taxable.

You must provide your Social Security number or other taxpayer identification number to a Fund along with certifications required by the IRS when you open an account. If you do not or it is otherwise legally required to do so, the Fund will withhold 28% “backup withholding” tax from your distributions, sale proceeds, and any other payments to you.

Certain tax reporting information concerning the tax treatment of Fund distributions, including the source of dividends and distributions of capital gains by a Fund, will be provided to shareholders each year. Because everyone’s tax situation is unique, you should consult your tax adviser regarding the treatment of such distributions under the federal, state, local and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, redemption, or exchange of your shares.

SINGLE-STATE TAXABILITY OF DISTRIBUTIONS

For All State Funds – With respect to each state Fund described below, generally exempt-interest dividends derived from interest income on obligations of that state or its political subdivisions, agencies or instrumentalities and on certain obligations of the federal government and other U.S. instrumentalities paid to shareholders who are residents of that state will be exempt from individual income tax in that state, but exempt-interest dividends derived from interest on obligations of other states and local jurisdictions paid to such shareholders will not be exempt from state and local taxes in that state.

PROSPECTUS – THE FUNDS
142

Special rules, described below, may also apply. Even if exempt from individual income tax, exempt-interest dividends may be subject to a state’s franchise or other corporate or business taxes if received by a corporation subject to taxes in that state.

Generally, distributions other than exempt-interest dividends, whether received in cash or additional shares, that are federally taxable as ordinary income or capital gains will be includible in income for both state individual and corporate tax purposes. Furthermore, a portion of the Fund’s distributions, including exempt-interest dividends, may be subject to state individual or corporate AMT. The income from private activity bonds may be an item of tax preference for state individual or corporate AMT purposes.

The following special rules generally apply only to shareholders who are residents of the corresponding state.

California Tax Free Fund – The Fund seeks to earn income and pay dividends that will be exempt from California individual income taxes. All exempt-interest dividends from the Fund are included in the income of corporate shareholders that are subject to the California franchise tax.

Connecticut Tax Free Fund – The Fund generally seeks to earn income and pay dividends that will be exempt from Connecticut individual income taxes. All exempt-interest dividends from the Fund are included in the income of corporate shareholders that are subject to the Connecticut corporation business tax.

Georgia Tax Free Trust – The Fund seeks to earn income and pay dividends that will be exempt from Georgia individual and corporate income taxes.

Hawaii Tax Free Fund – The Fund seeks to earn income and pay dividends that will be exempt from Hawaii individual and corporate income taxes.

Missouri Tax Free Fund – The Fund seeks to earn income and pay dividends that will be exempt from Missouri individual and corporate income taxes.

New Jersey Tax Free Fund – The Fund seeks to earn income and pay dividends that will be exempt from New Jersey personal income taxes. All exempt-interest dividends from the Fund are included in income of corporate shareholders that are subject to the New Jersey corporation business tax.

New York Tax Free Fund – The Fund seeks to earn income and pay dividends that will be exempt from New York State, as well as New York City, individual income taxes. All exempt-interest dividends from the Fund are included in the income of corporate shareholders that are subject to the New York State corporation franchise tax, as well as New York City general corporation tax.

Pennsylvania Tax Free Trust – The Fund seeks to earn income and pay dividends that will be exempt from Pennsylvania individual and corporate income taxes. Pennsylvania county personal property tax may be imposed on shares of the

PROSPECTUS – THE FUNDS
143

Pennsylvania Tax Free Trust if, on the annual assessment date, the Fund holds certain assets other than exempt securities in which the Fund may invest. In such circumstances, a portion of the value of the Fund’s shares would be subject to personal property tax.

NATIONAL TAX FREE FUND, INTERMEDIATE TAX FREE FUND, HIGH YIELD MUNICIPAL BOND FUND, AND SHORT DURATION TAX FREE FUND

Shareholders generally will not be able to exclude exempt-interest dividends paid by the National Tax Free, Intermediate Tax Free, High Yield Municipal Bond, and Short Duration Tax Free Funds from their state taxable income. However, shareholders who are residents of a state that does not impose minimum investment requirements in order for exempt dividends from a Fund to be excludable from state taxable income may be eligible to exclude the percentage of income derived from obligations of that state when determining their state taxable income. The amount excludable from state taxable income generally will be relatively small, however. Information concerning the percentage of income attributable to each state will be provided to you. You should confirm with your tax adviser that income attributable to a state of residence is properly excludable when determining your taxable income. In addition, the portion of the National Tax Free Fund’s, Intermediate Tax Free Fund’s, High Yield Municipal Bond Fund’s, and Short Duration Tax Free Fund’s dividends attributable to private activity bonds may be a tax preference item for state AMT purposes.

The foregoing is only a summary of important state tax rules. You should consult your tax advisers regarding specific questions as to federal, state, local, and foreign taxes and how these relate to your own tax situation.

PROSPECTUS – THE FUNDS
144

NATIONAL TAX FREE FUND

FINANCIAL HIGHLIGHTS

These tables describe each Fund’s performance for the fiscal periods indicated. “Total Return” shows how much your investment in each Fund would have increased (or decreased) during each period, without considering the effects of sales loads and assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Funds’ independent registered public accounting firm, in conjunction with their annual audits of the Funds’ financial statements. Financial statements and the Report of the Independent Registered Public Accounting Firm thereon appear in the 2009 annual report to shareholders, and are incorporated by reference in the statement of additional information, which is available upon request. Certain information reflects financial results for a single Fund share.

	Class A Shares
	Year Ended 9/30
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 9.71	$11.12	$11.52	$11.55	$11.49
Investment operations:
Net investment income(a)	.52	.51	.49	.46	.47
Net realized and unrealized gain (loss)	.90	(1.41)	(.40)	(.02)	.05
Total from investment operations	1.42	(.90)	.09	.44	.52
Distributions to shareholders from:
Net investment income	(.51)	(.51)	(.49)	(.47)	(.46)
Net asset value, end of year	$10.62	$ 9.71	$11.12	$11.52	$11.55
Total Return(b)	15.40%	(8.41)%	.79%	3.94%	4.53%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.92%	1.05%	1.18%	1.20%	1.13%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.77%	.79%	.77%	.92%	.93%
Expenses, excluding expense reductions and expenses reimbursed	.92%	1.06%	1.27%	1.20%	1.14%
Net investment income	5.49%	4.77%	4.34%	4.04%	4.03%
Supplemental Data:
Net assets, end of year (000)	$889,665	$740,198	$525,513	$499,778	$497,310
Portfolio turnover rate	45.22%	88.15%	49.43%	72.24%	118.31%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – NATIONAL TAX FREE FUND
145

NATIONAL TAX FREE FUND

Financial Highlights (continued)

	Class B Shares
	Year Ended 9/30
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 9.75	$11.16	$11.56	$11.58	$11.52
Investment operations:
Net investment income(a)	.45	.42	.41	.39	.39
Net realized and unrealized gain (loss)	.91	(1.41)	(.40)	(.02)	.05
Total from investment operations	1.36	(.99)	.01	.37	.44
Distributions to shareholders from:
Net investment income	(.43)	(.42)	(.41)	(.39)	(.38)
Net asset value, end of year	$10.68	$ 9.75	$11.16	$11.56	$11.58
Total Return(b)	14.48%	(9.08)%	.08%	3.32%	3.83%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.72%	1.85%	1.90%	1.86%	1.78%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.57%	1.58%	1.49%	1.58%	1.58%
Expenses, excluding expense reductions and expenses reimbursed	1.72%	1.86%	1.99%	1.86%	1.79%
Net investment income	4.70%	3.94%	3.61%	3.39%	3.38%
Supplemental Data:
Net assets, end of year (000)	$18,540	$18,032	$23,502	$27,871	$31,209
Portfolio turnover rate	45.22%	88.15%	49.43%	72.24%	118.31%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – NATIONAL TAX FREE FUND
146

NATIONAL TAX FREE FUND

Financial Highlights (continued)

	Class C Shares
	Year Ended 9/30
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 9.73	$11.15	$11.54	$11.57	$11.50
Investment operations:
Net investment income(a)	.46	.44	.42	.39	.39
Net realized and unrealized gain (loss)	.89	(1.41)	(.39)	(.02)	.06
Total from investment operations	1.35	(.97)	.03	.37	.45
Distributions to shareholders from:
Net investment income	(.45)	(.45)	(.42)	(.40)	(.38)
Net asset value, end of year	$10.63	$ 9.73	$11.15	$11.54	$11.57
Total Return(b)	14.58%	(9.01)%	.23%	3.26%	3.93%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.59%	1.67%	1.82%	1.86%	1.78%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.45%	1.41%	1.41%	1.58%	1.58%
Expenses, excluding expense reductions and expenses reimbursed	1.59%	1.68%	1.91%	1.86%	1.79%
Net investment income	4.78%	4.13%	3.70%	3.39%	3.38%
Supplemental Data:
Net assets, end of year (000)	$133,922	$80,301	$51,244	$44,450	$41,322
Portfolio turnover rate	45.22%	88.15%	49.43%	72.24%	118.31%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – NATIONAL TAX FREE FUND
147

NATIONAL TAX FREE FUND

Financial Highlights (concluded)

	Class F Shares
	Year Ended 9/30		9/28/2007(a) to 9/30/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.71	$11.12	$11.12
Investment operations:
Net investment income(b)	.53	.52	—	(c)
Net realized and unrealized gain (loss)	.89	(1.41)	—	(c)
Total from investment operations	1.42	(.89)	—	(c)
Distributions to shareholders from:
Net investment income	(.52)	(.52)	—
Net asset value, end of period	$10.61	$ 9.71	$11.12
Total Return(d)	15.44%	(8.32)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.81%	.95%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.67%	.69%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses reimbursed	.81%	.97%	.00	%(e)(f)
Net investment income	5.45%	5.00%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$28,791	$2,310	$10
Portfolio turnover rate	45.22%	88.15%	49.43%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – NATIONAL TAX FREE FUND
148

CALIFORNIA TAX FREE FUND

Financial Highlights

	Class A Shares
	Year Ended 9/30
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 9.38	$10.57	$10.91	$10.96	$10.86
Investment operations:
Net investment income(a)	.45	.45	.44	.41	.44
Net realized and unrealized gain (loss)	.80	(1.18)	(.34)	(.03)	.08
Total from investment operations	1.25	(.73)	.10	.38	.52
Distributions to shareholders from:
Net investment income	(.46)	(.46)	(.44)	(.43)	(.42)
Net asset value, end of year	$10.17	$ 9.38	$10.57	$10.91	$10.96
Total Return(b)	13.92%	(7.16)%	.87%	3.52%	4.88%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.91%	1.18%	1.29%	1.07%	1.01%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.78%	.80%	.87%	.93%	.94%
Expenses, excluding expense reductions and expenses reimbursed	.91%	1.18%	1.30%	1.07%	1.01%
Net investment income	4.87%	4.41%	4.03%	3.79%	4.01%
Supplemental Data:
Net assets, end of year (000)	$159,768	$144,165	$147,893	$160,416	$166,227
Portfolio turnover rate	34.04%	49.17%	50.77%	47.86%	42.23%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – CALIFORNIA TAX FREE FUND
149

CALIFORNIA TAX FREE FUND

Financial Highlights (continued)

	Class C Shares
	Year Ended 9/30
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 9.39	$10.58	$10.92	$10.97	$10.87
Investment operations:
Net investment income(a)	.38	.39	.37	.34	.37
Net realized and unrealized gain (loss)	.80	(1.18)	(.34)	(.03)	.08
Total from investment operations	1.18	(.79)	.03	.31	.45
Distributions to shareholders from:
Net investment income	(.40)	(.40)	(.37)	(.36)	(.35)
Net asset value, end of year	$10.17	$ 9.39	$10.58	$10.92	$10.97
Total Return(b)	13.13%	(7.73)%	.23%	2.87%	4.20%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.60%	1.79%	1.92%	1.72%	1.65%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.48%	1.41%	1.50%	1.58%	1.58%
Expenses, excluding expense reductions and expenses reimbursed	1.60%	1.79%	1.92%	1.72%	1.65%
Net investment income	4.14%	3.79%	3.40%	3.14%	3.37%
Supplemental Data:
Net assets, end of year (000)	$28,896	$18,793	$15,245	$15,052	$13,953
Portfolio turnover rate	34.04%	49.17%	50.77%	47.86%	42.23%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – CALIFORNIA TAX FREE FUND
150

CALIFORNIA TAX FREE FUND

Financial Highlights (concluded)

	Class F Shares
	Year Ended 9/30		9/28/2007(a) to 9/30/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.38	$10.57	$10.57
Investment operations:
Net investment income(b)	.46	.45	—	(c)
Net realized and unrealized gain (loss)	.80	(1.17)	—	(c)
Total from investment operations	1.26	(.72)	—	(c)
Distributions to shareholders from:
Net investment income	(.47)	(.47)	—
Net asset value, end of period	$10.17	$ 9.38	$10.57
Total Return(d)	14.06%	(7.07)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.79%	1.05%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.67%	.67%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses reimbursed	.79%	1.07%	.00	%(e)(f)
Net investment income	4.84%	4.48%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$6,578	$285	$10
Portfolio turnover rate	34.04%	49.17%	50.77%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – CALIFORNIA TAX FREE FUND
151

CONNECTICUT TAX FREE FUND

Financial Highlights

	Class A Shares
	Year Ended 9/30
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 9.26	$10.26	$10.51	$10.56	$10.61
Investment operations:
Net investment income(a)	.42	.42	.44	.45	.44
Net realized and unrealized gain (loss)	.89	(.99)	(.24)	(.04)	-	(.05)
Total from investment operations	1.31	(.57)	.20	.41	.39
Distributions to shareholders from:
Net investment income	(.41)	(.43)	(.45)	(.46)	(.44)
Net asset value, end of year	$10.16	$ 9.26	$10.26	$10.51	$10.56
Total Return(b)	14.60%	(5.77)%	1.93%	3.96%	3.74%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.89%	.78%	.91%	.76%	.92%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.79%	.64%	.59%	.52%	.79%
Expenses, excluding expense reductions and expenses reimbursed	.90%	.94%	1.20%	1.20%	1.09%
Net investment income	4.46%	4.22%	4.20%	4.34%	4.11%
Supplemental Data:
Net assets, end of year (000)	$117,583	$128,252	$136,324	$96,530	$91,078
Portfolio turnover rate	9.44%	34.10%	9.97%	31.96%	9.72%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – CONNECTICUT TAX FREE FUND
152

CONNECTICUT TAX FREE FUND

Financial Highlights (concluded)

	Class F Shares
	Year Ended 9/30		9/28/2007(a) to 9/30/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.24	$10.26	$10.26
Investment operations:
Net investment income(b)	.42	.44	—	(c)
Net realized and unrealized gain (loss)	.90	(1.02)	—	(c)
Total from investment operations	1.32	(.58)	—	(c)
Distributions to shareholders from:
Net investment income	(.42)	(.44)	—
Net asset value, end of period	$10.14	$ 9.24	$10.26
Total Return(d)	14.65%	(5.77)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.80%	.62%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.71%	.49%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses reimbursed	.80%	.83%	.00	%(e)(f)
Net investment income	4.37%	4.43%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$5,653	$337	$10
Portfolio turnover rate	9.44%	34.10%	9.97%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – CONNECTICUT TAX FREE FUND
153

HAWAII TAX FREE FUND

Financial Highlights

	Class A Shares
	Year Ended 9/30
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$4.53	$4.92	$5.01	$5.04	$5.08
Investment operations:
Net investment income(a)	.19	.20	.20	.20	.20
Net realized and unrealized gain (loss)	.39	(.39)	(.09)	(.02)	(.04)
Total from investment operations	.58	(.19)	.11	.18	.16
Distributions to shareholders from:
Net investment income	(.19)	(.20)	(.20)	(.21)	(.20)
Net asset value, end of year	$4.92	$4.53	$4.92	$5.01	$5.04
Total Return(b)	13.15%	(3.99)%	2.31%	3.60%	3.28%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.90%	.83%	.95%	.90%	1.05%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.79%	.66%	.65%	.71%	.95%
Expenses, excluding expense reductions and expenses reimbursed	.91%	.97%	1.19%	1.14%	1.05%
Net investment income	4.08%	4.03%	4.02%	4.01%	3.98%
Supplemental Data:
Net assets, end of year (000)	$127,322	$115,157	$103,989	$91,357	$78,217
Portfolio turnover rate	17.45%	20.85%	10.01%	38.26%	18.22%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – HAWAII TAX FREE FUND
154

HAWAII TAX FREE FUND

Financial Highlights (concluded)

	Class F Shares
	Year Ended 9/30		9/28/2007(a) to 9/30/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.53	$4.92	$4.92
Investment operations:
Net investment income(b)	.19	.20	—	(c)
Net realized and unrealized gain (loss)	.39	(.38)	—	(c)
Total from investment operations	.58	(.18)	—	(c)
Distributions to shareholders from:
Net investment income	(.19)	(.21)	—
Net asset value, end of period	$4.92	$4.53	$4.92
Total Return(d)	13.28%	(3.89)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.81%	.66%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.70%	.50%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses reimbursed	.81%	.80%	.00	%(e)(f)
Net investment income	4.05%	4.06%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$3,039	$10	$10
Portfolio turnover rate	17.45%	20.85%	10.01%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – HAWAII TAX FREE FUND
155

MISSOURI TAX FREE FUND

Financial Highlights

	Class A Shares
	Year Ended 9/30
	2009	2008		2007		2006		2005
Per Share Operating Performance
Net asset value, beginning of year	$4.66	$5.20		$5.33		$5.35		$5.34
Investment operations:
Net investment income(a)	.21	.21		.21		.22		.22
Net realized and unrealized gain (loss)	.42	(.53)		(.12)		(.02)		—	(b)
Total from investment operations	.63	(.32)		.09		.20		.22
Distributions to shareholders from:
Net investment income	(.21)	(.22)		(.22)		(.21)		(.21)
Net realized gain	—	—		—		(.01)		—
Total distributions	(.21)	(.22)		(.22)		(.22)		(.21)
Net asset value, end of year	$5.08	$4.66		$5.20		$5.33		$5.35
Total Return(c)	13.93%	(6.45)%		1.64%		3.92%		4.26%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.81%	.88%		1.12%		.78%		.81%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.80%	.76	%(d)	.77	%(d)	.57	%(d)	.67	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.81%	.93%		1.24%		1.16%		1.09%
Net investment income	4.40%	4.17%		4.06%		4.14%		4.02%
Supplemental Data:
Net assets, end of year (000)	$171,963	$149,609		$158,977		$159,530		$161,624
Portfolio turnover rate	15.78%	28.12%		21.48%		27.30%		25.49%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – MISSOURI TAX FREE FUND
156

MISSOURI TAX FREE FUND

Financial Highlights (concluded)

	Class F Shares
	Year Ended 9/30			9/28/2007(a) to 9/30/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.66	$5.20		$5.20
Investment operations:
Net investment income(b)	.21	.22		—	(c)
Net realized and unrealized gain (loss)	.42	(.54)		—	(c)
Total from investment operations	.63	(.32)		—	(c)
Distributions to shareholders from:
Net investment income	(.21)	(.22)		—
Net asset value, end of period	$5.08	$4.66		$5.20
Total Return(d)	14.05%	(6.36)%		.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.70%	.75%		.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.70%	.63	%(g)	.00	%(e)(f)(g)
Expenses, excluding expense reductions and expenses reimbursed	.70%	.81%		.00	%(e)(f)
Net investment income	4.39%	4.34%		.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$586	$75		$10
Portfolio turnover rate	15.78%	28.12%		21.48%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – MISSOURI TAX FREE FUND
157

NEW JERSEY TAX FREE FUND

Financial Highlights

	Class A Shares
	Year Ended 9/30
	2009	2008		2007		2006		2005
Per Share Operating Performance
Net asset value, beginning of year	$4.43	$5.00		$5.17		$5.20		$5.18
Investment operations:
Net investment income(a)	.21	.21		.21		.21		.21
Net realized and unrealized gain (loss)	.35	(.56)		(.17)		(.03)		.02
Total from investment operations	.56	(.35)		.04		.18		.23
Distributions to shareholders from:
Net investment income	(.21)	(.22)		(.21)		(.21)		(.21)
Net asset value, end of year	$4.78	$4.43		$5.00		$5.17		$5.20
Total Return(b)	13.13%	(7.36)%		.78%		3.51%		4.42%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.81%	.90%		1.14%		1.10%		1.10%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.81%	.82	%(c)	.81	%(c)	.86	%(c)	.95	%(c)
Expenses, excluding expense reductions and expenses reimbursed	.81%	.90%		1.21%		1.22%		1.10%
Net investment income	4.78%	4.34%		4.11%		4.03%		4.02%
Supplemental Data:
Net assets, end of year (000)	$128,778	$114,704		$129,106		$130,742		$137,319
Portfolio turnover rate	20.68%	32.16%		37.64%		28.99%		28.46%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – NEW JERSEY TAX FREE FUND
158

NEW JERSEY TAX FREE FUND

Financial Highlights (concluded)

	Class F Shares
	Year Ended 9/30			9/28/2007(a) to 9/30/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.43	$5.00		$5.00
Investment operations:
Net investment income(b)	.21	.21		–	(c)
Net realized and unrealized gain (loss)	.35	(.56)		–	(c)
Total from investment operations	.56	(.35)		–	(c)
Distributions to shareholders from:
Net investment income	(.21)	(.22)		–
Net asset value, end of period	$4.78	$4.43		$5.00
Total Return(d)	13.26%	(7.27)%		.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.70%	.74%		.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.70%	.66	%(g)	.00	%(e)(f)(g)
Expenses, excluding expense reductions and expenses reimbursed	.70%	.77%		.00	%(e)(f)
Net investment income	4.73%	4.41%		.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$969	$48		$10
Portfolio turnover rate	20.68%	32.16%		37.64%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – NEW JERSEY TAX FREE FUND
159

NEW YORK TAX FREE FUND

Financial Highlights

	Class A Shares
	Year Ended 9/30
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 9.71	$10.96	$11.27	$11.32	$11.41
Investment operations:
Net investment income(a)	.48	.46	.47	.48	.48
Net realized and unrealized gain (loss)	1.06	(1.24)	(.31)	(.05)	(.09)
Total from investment operations	1.54	(.78)	.16	.43	.39
Distributions to shareholders from:
Net investment income	(.47)	(.47)	(.47)	(.48)	(.48)
Net asset value, end of year	$10.78	$ 9.71	$10.96	$11.27	$11.32
Total Return(b)	16.49%	(7.37)%	1.47%	3.92%	3.43%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.87%	.99%	1.01%	.80%	.86%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.78%	.78%	.70%	.62%	.76%
Expenses, excluding expense reductions and expenses reimbursed	.87%	1.00%	1.16%	1.11%	1.04%
Net investment income	4.90%	4.36%	4.20%	4.27%	4.16%
Supplemental Data:
Net assets, end of year (000)	$231,452	$221,057	$243,416	$233,101	$229,598
Portfolio turnover rate	22.34%	44.67%	25.38%	69.19%	57.03%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – NEW YORK TAX FREE FUND
160

NEW YORK TAX FREE FUND

Financial Highlights (continued)

	Class C Shares
	Year Ended 9/30
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 9.70	$10.96	$11.27	$11.32	$11.40
Investment operations:
Net investment income(a)	.41	.40	.39	.40	.40
Net realized and unrealized gain (loss)	1.06	(1.25)	(.30)	(.04)	(.08)
Total from investment operations	1.47	(.85)	.09	.36	.32
Distributions to shareholders from:
Net investment income	(.41)	(.41)	(.40)	(.41)	(.40)
Net asset value, end of year	$10.76	$ 9.70	$10.96	$11.27	$11.32
Total Return(b)	15.69%	(8.02)%	.84%	3.25%	2.87%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.55%	1.63%	1.67%	1.46%	1.51%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.46%	1.41%	1.36%	1.28%	1.41%
Expenses, excluding expense reductions and expenses reimbursed	1.55%	1.63%	1.81%	1.77%	1.69%
Net investment income	4.21%	3.72%	3.53%	3.61%	3.51%
Supplemental Data:
Net assets, end of year (000)	$37,554	$31,262	$25,423	$16,622	$14,502
Portfolio turnover rate	22.34%	44.67%	25.38%	69.19%	57.03%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relate to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – NEW YORK TAX FREE FUND
161

NEW YORK TAX FREE FUND

Financial Highlights (concluded)

	Class F Shares
	Year Ended 9/30		9/28/2007(a) to 9/30/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.72	$10.96	$10.96
Investment operations:
Net investment income(b)	.48	.48	—	(c)
Net realized and unrealized gain (loss)	1.06	(1.24)	—	(c)
Total from investment operations	1.54	(.76)	—	(c)
Distributions to shareholders from:
Net investment income	(.48)	(.48)	—
Net asset value, end of period	$10.78	$ 9.72	$10.96
Total Return(d)	16.51%	(7.18)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.77%	.82%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.68%	.61%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses reimbursed	.77%	.83%	.00	%(e)(f)
Net investment income	4.81%	4.43%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$3,143	$9	$10
Portfolio turnover rate	22.34%	44.67%	25.38%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – NEW YORK TAX FREE FUND
162

INTERMEDIATE TAX FREE FUND

Financial Highlights

	Class A Shares
	Year Ended 9/30
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 9.42	$9.75	$9.81	$9.80	$9.95
Investment operations:
Net investment income(a)	.38	.37	.36	.32	.30
Net realized and unrealized gain (loss)	.86	(.32)	(.06)	.03	(.17)
Total from investment operations	1.24	.05	.30	.35	.13
Distributions to shareholders from:
Net investment income	(.38)	(.38)	(.36)	(.34)	(.28)
Net asset value, end of year	$10.28	$9.42	$9.75	$9.81	$9.80
Total Return(b)	13.50%	.43%	3.11%	3.67%	1.36%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.44%	.27%	.27%	.27%	.27%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.44%	.24%	.25%	.25%	.25%
Expenses, excluding expense reductions and expenses reimbursed	.72%	.79%	1.37%	1.66%	1.42%
Net investment income	3.89%	3.80%	3.68%	3.34%	3.01%
Supplemental Data:
Net assets, end of year (000)	$798,344	$338,400	$17,046	$7,234	$7,941
Portfolio turnover rate	15.70%	29.73%	30.70%	100.82%	42.10%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – INTERMEDIATE TAX FREE FUND
163

INTERMEDIATE TAX FREE FUND

Financial Highlights (continued)

	Class B Shares
	Year Ended 9/30
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 9.41	$9.74	$9.80	$9.79	$9.94
Investment operations:
Net investment income(a)	.30	.31	.29	.26	.21
Net realized and unrealized gain (loss)	.87	(.33)	(.06)	.02	(.16)
Total from investment operations	1.17	(.02)	.23	.28	.05
Distributions to shareholders from:
Net investment income	(.31)	(.31)	(.29)	(.27)	(.20)
Net asset value, end of year	$10.27	$9.41	$9.74	$9.80	$9.79
Total Return(b)	12.65%	(.29)%	2.35%	2.92%	.55%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.24%	1.02%	1.02%	1.02%	1.02%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.23%	1.00%	1.00%	1.00%	1.00%
Expenses, excluding expense reductions and expenses reimbursed	1.52%	1.67%	2.12%	2.32%	2.11%
Net investment income	3.10%	3.15%	2.95%	2.67%	2.15%
Supplemental Data:
Net assets, end of year (000)	$6,315	$1,966	$802	$848	$775
Portfolio turnover rate	15.70%	29.73%	30.70%	100.82%	42.10%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – INTERMEDIATE TAX FREE FUND
164

INTERMEDIATE TAX FREE FUND

Financial Highlights (continued)

	Class C Shares
	Year Ended 9/30
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 9.41	$9.74	$9.80	$9.79	$9.94
Investment operations:
Net investment income(a)	.31	.30	.29	.25	.23
Net realized and unrealized gain (loss)	.87	(.32)	(.06)	.03	(.17)
Total from investment operations	1.18	(.02)	.23	.28	.06
Distributions to shareholders from:
Net investment income	(.32)	(.31)	(.29)	(.27)	(.21)
Net asset value, end of year	$10.27	$9.41	$9.74	$9.80	$9.79
Total Return(b)	12.76%	(.31)%	2.35%	2.90%	.61%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.10%	1.02%	1.02%	1.02%	1.02%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	1.09%	0.98%	1.00%	1.00%	1.00%
Expenses, excluding expense reductions and expenses reimbursed	1.47%	1.45%	2.02%	2.31%	2.06%
Net investment income	3.22%	3.11%	2.95%	2.59%	2.28%
Supplemental Data:
Net assets, end of year (000)	$180,270	$44,402	$4,249	$2,784	$3,775
Portfolio turnover rate	15.70%	29.73%	30.70%	100.82%	42.10%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – INTERMEDIATE TAX FREE FUND
165

INTERMEDIATE TAX FREE FUND

Financial Highlights (continued)

	Class F Shares
	Year Ended 9/30		9/28/2007(a) to 9/30/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.42	$9.75	$9.75
Investment operations:
Net investment income(b)	.38	.39	—	(c)
Net realized and unrealized gain (loss)	.87	(.33)	—	(c)
Total from investment operations	1.25	.06	—	(c)
Distributions to shareholders from:
Net investment income	(.39)	(.39)	—
Net asset value, end of period	$10.28	$9.42	$9.75
Total Return(d)	13.61%	.57%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.40%	.13%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.39%	.10%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses reimbursed	.64%	.67%	.00	%(e)(f)
Net investment income	3.90%	3.97%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$103,873	$1,460	$10
Portfolio turnover rate	15.70%	29.73%	30.70%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – INTERMEDIATE TAX FREE FUND
166

INTERMEDIATE TAX FREE FUND

Financial Highlights (concluded)

	Class P Shares
	Year Ended 9/30
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 9.42	$9.75	$9.81	$9.80	$9.95
Investment operations:
Net investment income(a)	.36	.36	.34	.31	.28
Net realized and unrealized gain (loss)	.86	(.33)	(.06)	.02	(.17)
Total from investment operations	1.22	.03	.28	.33	.11
Distributions to shareholders from:
Net investment income	(.36)	(.36)	(.34)	(.32)	(.26)
Net asset value, end of year	$10.28	$9.42	$9.75	$9.81	$9.80
Total Return(b)	13.27%	.29%	2.91%	3.46%	1.16%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.65%	.46%	.47%	.47%	.47%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.64%	.43%	.45%	.45%	.45%
Expenses, excluding expense reductions and expenses reimbursed	.96%	1.13%	1.57%	1.77%	1.50%
Net investment income	3.73%	3.73%	3.49%	3.15%	2.83%
Supplemental Data:
Net assets, end of year (000)	$13	$11	$11	$11	$10
Portfolio turnover rate	15.70%	29.73%	30.70%	100.82%	42.10%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – INTERMEDIATE TAX FREE FUND
167

SHORT DURATION TAX FREE FUND

Financial Highlights

	Class A Shares
	12/12/2008(a) to 9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.33
Net realized and unrealized gain	.68
Total from investment operations	1.01
Distributions to shareholders from:
Net investment income	(.41)
Net asset value, end of period	$15.60
Total Return(c)	6.82	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.44	%(e)
Expenses, including expense reductions and expenses reimbursed	.44	%(e)
Expenses, excluding expense reductions and expenses reimbursed	.75	%(e)
Net investment income	2.68	%(e)
Supplemental Data:
Net assets, end of period (000)	$609,072
Portfolio turnover rate	64.00%

(a)	Commencement of investment operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

PROSPECTUS – SHORT DURATION TAX FREE FUND
168

SHORT DURATION TAX FREE FUND

Financial Highlights (continued)

	Class C Shares
	12/12/2008(a) to 9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.23
Net realized and unrealized gain	.68
Total from investment operations	.91
Distributions to shareholders from:
Net investment income	(.31)
Net asset value, end of period	$15.60
Total Return(c)	6.10	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.23	%(e)
Expenses, including expense reductions and expenses reimbursed	1.23	%(e)
Expenses, excluding expense reductions and expenses reimbursed	1.51	%(e)
Net investment income	1.88	%(e)
Supplemental Data:
Net assets, end of period (000)	$128,116
Portfolio turnover rate	64.00%

(a)	Commencement of investment operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

PROSPECTUS – SHORT DURATION TAX FREE FUND
169

SHORT DURATION TAX FREE FUND

Financial Highlights (continued)

	Class F Shares
	12/12/2008(a) to 9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.36
Net realized and unrealized gain	.66
Total from investment operations	1.02
Distributions to shareholders from:
Net investment income	(.42)
Net asset value, end of period	$15.60
Total Return(c)	6.90	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.34	%(e)
Expenses, including expense reductions and expenses reimbursed	.34	%(e)
Expenses, excluding expense reductions and expenses reimbursed	.64	%(e)
Net investment income	2.88	%(e)
Supplemental Data:
Net assets, end of period (000)	$100,723
Portfolio turnover rate	64.00%

(a)	Commencement of investment operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

PROSPECTUS – SHORT DURATION TAX FREE FUND
170

SHORT DURATION TAX FREE FUND

Financial Highlights (concluded)

	Class I Shares
	12/12/2008(a) to 9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	.34
Net realized and unrealized gain	.70
Total from investment operations	1.04
Distributions to shareholders from:
Net investment income	(.44)
Net asset value, end of period	$15.60
Total Return(c)	7.04	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.25	%(e)
Expenses, including expense reductions and expenses reimbursed	.25	%(e)
Expenses, excluding expense reductions and expenses reimbursed	.57	%(e)
Net investment income	2.71	%(e)
Supplemental Data:
Net assets, end of period (000)	$3,407
Portfolio turnover rate	64.00%

(a)	Commencement of investment operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

PROSPECTUS – SHORT DURATION TAX FREE FUND
171

GEORGIA TAX FREE TRUST

Financial Highlights

	Class A Shares
	Year Ended 9/30
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$4.93	$5.51	$5.64	$5.66	$5.65
Investment operations:
Net investment income(a)	.23	.23	.23	.22	.23
Net realized and unrealized gain (loss)	.53	(.58)	(.13)	(.01)	.01
Total from investment operations	.76	(.35)	.10	.21	.24
Distributions to shareholders from:
Net investment income	(.23)	(.23)	(.23)	(.23)	(.23)
Net asset value, end of year	$5.46	$4.93	$5.51	$5.64	$5.66
Total Return(b)	15.91%	(6.62)%	1.76%	3.77%	4.24%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.95%	.88%	.88%	.63%	.72%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.82%	.69%	.60%	.44%	.61%
Expenses, excluding expense reductions and expenses reimbursed	.95%	1.00%	1.13%	1.08%	.72%
Net investment income	4.59%	4.19%	4.04%	3.99%	3.98%
Supplemental Data:
Net assets, end of year (000)	$124,746	$124,126	$133,599	$118,819	$103,887
Portfolio turnover rate	18.16%	37.84%	13.29%	36.93%	24.38%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – GEORGIA TAX FREE TRUST
172

GEORGIA TAX FREE TRUST

Financial Highlights (concluded)

	Class F Shares
	Year Ended 9/30		9/28/2007(a) to 9/30/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.93	$5.51	$5.51
Investment operations:
Net investment income(b)	.23	.23	—	(c)
Net realized and unrealized gain (loss)	.55	(.58)	—	(c)
Total from investment operations	.78	(.35)	—	(c)
Distributions to shareholders from:
Net investment income	(.23)	(.23)	—
Net asset value, end of period	$5.48	$4.93	$5.51
Total Return(d)	16.47%	(6.53)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.85%	.81%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.72%	.63%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses reimbursed	.85%	.89%	.00	%(e)(f)
Net investment income	4.52%	4.39%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$5,342	$163	$10
Portfolio turnover rate	18.16%	37.84%	13.29%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – GEORGIA TAX FREE TRUST
173

HIGH YIELD MUNICIPAL BOND FUND

Financial Highlights

	Class A Shares
	Year Ended 9/30					12/1/2004(a) to 9/30/2005
	2009		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.89		$15.03	$15.81	$15.41	$15.00
Investment operations:
Net investment income(b)						.03
Net realized and unrealized gain						.17
Total from investment operations						.20
Distributions to shareholders from:
Net investment income						(.03)
Net asset value on SEC Effective Date, December 30, 2004						$15.17
Investment operations:
Net investment income(b)	.72		.75	.75	.82	.56
Net realized and unrealized gain (loss)	(.37	)(c)	(3.13)	(.77)	.37	.31
Total from investment operations	.35		(2.38)	(.02)	1.19	.87
Distributions to shareholders from:
Net investment income	(.75)		(.76)	(.76)	(.79)	(.63)
Net asset value, end of period	$11.49		$11.89	$15.03	$15.81	$15.41
Total Return(d)						1.36	%(e)(f)
Total Return(d)	4.14%		(16.33)%	(.23)%	7.97%	5.79	%(e)(g)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.03%		1.27%	1.31%	.49%	.15	%(e)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(h)	.84%		.79%	.67%	.16%	.00	%(e)(i)
Expenses, excluding expense reductions and expenses reimbursed	1.03%		1.30%	1.52%	1.34%	1.00	%(j)
Net investment income	7.13%		5.50%	4.75%	5.28%	4.80	%(j)
Supplemental Data:
Net assets, end of period (000)	$976,708		$695,723	$959,170	$731,726	$312,948
Portfolio turnover rate	32.88%		47.95%	24.92%	62.27%	70.93%

(a)	Commencement of investment operations was 12/1/2004, SEC effective date was 12/30/2004 and date shares first became available to the public was 1/3/2005.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 12/1/2004 through 12/30/2004.
(g)	Total return for the period 12/30/2004 through 9/30/2005.
(h)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(i)	Amount is less than .01%.
(j)	Annualized.

PROSPECTUS – HIGH YIELD MUNICIPAL BOND FUND
174

HIGH YIELD MUNICIPAL BOND FUND

Financial Highlights (continued)

	Class B Shares
	Year Ended 9/30					12/1/2004(a) to 9/30/2005
	2009		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.91		$15.03	$15.81	$15.41	$15.00
Investment operations:
Net investment income(b)						.02
Net realized and unrealized gain						.17
Total from investment operations						.19
Distributions to shareholders from:
Net investment income						(.02)
Net asset value on SEC Effective Date, December 30, 2004						$15.17
Investment operations:
Net investment income(b)	.66		.70	.68	.77	.58
Net realized and unrealized gain (loss)	(.39	)(c)	(3.14)	(.78)	.37	.29
Total from investment operations	.27		(2.44)	(.10)	1.14	.87
Distributions to shareholders from:
Net investment income	(.67)		(.68)	(.68)	(.74)	(.63)
Net asset value, end of period	$11.51		$11.91	$15.03	$15.81	$15.41
Total Return(d)						1.29	%(e)(f)
Total Return(d)	3.46%		(16.70)%	(.74)%	7.62%	5.80	%(e)(g)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.78%		1.74%	1.77%	.80%	.22	%(e)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(h)	1.60%		1.26%	1.13%	.47%	.07	%(e)
Expenses, excluding expense reductions and expenses reimbursed	1.81%		2.07%	2.24%	1.96%	1.85	%(i)
Net investment income	6.52%		5.10%	4.29%	4.99%	4.74	%(i)
Supplemental Data:
Net assets, end of period (000)	$10		$10	$11	$11	$10
Portfolio turnover rate	32.88%		47.95%	24.92%	62.27%	70.93%

(a)	Commencement of investment operations was 12/1/2004, SEC effective date was 12/30/2004 and date shares first became available to the public was 1/3/2005.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 12/1/2004 through 12/30/2004.
(g)	Total return for the period 12/30/2004 through 9/30/2005.
(h)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(i)	Annualized.

PROSPECTUS – HIGH YIELD MUNICIPAL BOND FUND
175

HIGH YIELD MUNICIPAL BOND FUND

Financial Highlights (continued)

	Class C Shares
	Year Ended 9/30					12/1/2004(a) to 9/30/2005
	2009		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.89		$15.03	$15.81	$15.41	$15.00
Investment operations:
Net investment income(b)						.02
Net realized and unrealized gain						.17
Total from investment operations						.19
Distributions to shareholders from:
Net investment income						(.02)
Net asset value on SEC Effective Date, December 30, 2004						$15.17
Investment operations:
Net investment income(b)	.66		.68	.67	.76	.56
Net realized and unrealized gain (loss)	(.37	)(c)	(3.14)	(.77)	.38	.31
Total from investment operations	.29		(2.46)	(.10)	1.14	.87
Distributions to shareholders from:
Net investment income	(.68)		(.68)	(.68)	(.74)	(.63)
Net asset value, end of period	$11.50		$11.89	$15.03	$15.81	$15.41
Total Return(d)						1.29	%(e)(f)
Total Return(d)	3.57%		(16.77)%	(.74)%	7.62%	5.79	%(e)(g)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.66%		1.78%	1.81%	.88%	.15	%(e)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(h)	1.48%		1.30%	1.17%	.54%	.00	%(e)(i)
Expenses, excluding expense reductions and expenses reimbursed	1.67%		1.93%	2.17%	1.98%	1.78	%(j)
Net investment income	6.55%		5.00%	4.25%	4.98%	4.79	%(j)
Supplemental Data:
Net assets, end of period (000)	$455,042		$392,360	$538,419	$349,911	$125,319
Portfolio turnover rate	32.88%		47.95%	24.92%	62.27%	70.93%

(a)	Commencement of investment operations was 12/1/2004, SEC effective date was 12/30/2004 and date shares first became available to the public was 1/3/2005.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 12/1/2004 through 12/30/2004.
(g)	Total return for the period 12/30/2004 through 9/30/2005.
(h)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(i)	Amount is less than .01%.
(j)	Annualized.

PROSPECTUS – HIGH YIELD MUNICIPAL BOND FUND
176

HIGH YIELD MUNICIPAL BOND FUND

Financial Highlights (continued)

	Class F Shares
	Year Ended 9/30			9/28/2007(a) to 9/30/2007
	2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$11.90		$15.03	$15.03
Investment operations:
Net investment income(b)	.70		.76	—	(c)
Net realized and unrealized gain (loss)	(.34	)(d)	(3.13)	—	(c)
Total from investment operations	.36		(2.37)	—	(c)
Distributions to shareholders from:
Net investment income	(.76)		(.76)	—
Net asset value, end of period	$11.50		$11.90	$15.03
Total Return(e)	4.25%		(16.19)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.91%		1.20%	.00	%(f)(g)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(h)	.73%		.72%	.00	%(f)(g)
Expenses, excluding expense reductions and expenses reimbursed	.91%		1.20%	.00	%(f)(g)
Net investment income	6.83%		5.90%	.00	%(f)(g)
Supplemental Data:
Net assets, end of period (000)	$112,500		$4,513	$10
Portfolio turnover rate	32.88%		47.95%	24.92%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Amount is less than .01%.
(h)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – HIGH YIELD MUNICIPAL BOND FUND
177

HIGH YIELD MUNICIPAL BOND FUND

Financial Highlights (concluded)

	Class P Shares
	Year Ended 9/30					12/1/2004(a) to 9/30/2005
	2009		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.90		$15.04	$15.82	$15.42	$15.00
Investment operations:
Net investment income(b)						.03
Net realized and unrealized gain						.17
Total from investment operations						.20
Distributions to shareholders from:
Net investment income						(.03)
Net asset value on SEC Effective Date, December 30, 2004						$15.17
Investment operations:
Net investment income(b)	.71		.74	.75	.83	.58
Net realized and unrealized gain (loss)	(.39	)(c)	(3.13)	(.77)	.36	.30
Total from investment operations	.32		(2.39)	(.02)	1.19	.88
Distributions to shareholders from:
Net investment income	(.72)		(.75)	(.76)	(.79)	(.63)
Net asset value, end of period	$11.50		$11.90	$15.04	$15.82	$15.42
Total Return(d)						1.34	%(e)(f)
Total Return(d)	3.87%		(16.34)%	(.25)%	7.94%	5.86	%(e)(g)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.26%		1.35%	1.32%	.47%	.18	%(e)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(h)	1.08%		.87%	.66%	.13%	.03	%(e)
Expenses, excluding expense reductions and expenses reimbursed	1.26%		1.51%	1.73%	1.45%	1.34	%(i)
Net investment income	7.04%		5.46%	4.77%	5.41%	4.80	%(i)
Supplemental Data:
Net assets, end of period (000)	$10		$10	$12	$12	$11
Portfolio turnover rate	32.88%		47.95%	24.92%	62.27%	70.93%

(a)	Commencement of investment operations was 12/1/2004, SEC effective date was 12/30/2004 and date shares first became available to the public was 1/3/2005.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 12/1/2004 through 12/30/2004.
(g)	Total return for the period 12/30/2004 through 9/30/2005.
(h)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(i)	Annualized.

PROSPECTUS – HIGH YIELD MUNICIPAL BOND FUND
178

PENNSYLVANIA TAX FREE TRUST

Financial Highlights

	Class A Shares
	Year Ended 9/30
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$4.62	$5.13	$5.24	$5.30	$5.28
Investment operations:
Net investment income(a)	.22	.22	.22	.22	.22
Net realized and unrealized gain (loss)	.39	(.51)	(.11)	(.06)	.02
Total from investment operations	.61	(.29)	.11	.16	.24
Distributions to shareholders from:
Net investment income	(.22)	(.22)	(.22)	(.22)	(.22)
Net asset value, end of year	$5.01	$4.62	$5.13	$5.24	$5.30
Total Return(b)	13.69%	(5.90)%	2.10%	3.10%	4.57%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.91%	1.02%	1.11%	.86%	.96%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(c)	.84%	.84%	.77%	.67%	.88%
Expenses, excluding expense reductions and expenses reimbursed	.91%	1.02%	1.24%	1.12%	1.00%
Net investment income	4.72%	4.35%	4.23%	4.19%	4.06%
Supplemental Data:
Net assets, end of year (000)	$94,782	$86,908	$94,138	$93,770	$97,069
Portfolio turnover rate	19.15%	44.84%	32.18%	42.20%	20.59%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – PENNSYLVANIA TAX FREE TRUST
179

PENNSYLVANIA TAX FREE TRUST

Financial Highlights (concluded)

	Class F Shares
	Year Ended 9/30		9/28/2007(a) to 9/30/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.62	$5.13	$5.13
Investment operations:
Net investment income(b)	.22	.23	—	(c)
Net realized and unrealized gain (loss)	.40	(.52)	—	(c)
Total from investment operations	.62	(.29)	—	(c)
Distributions to shareholders from:
Net investment income	(.23)	(.22)	—
Net asset value, end of period	$5.01	$4.62	$5.13
Total Return(d)	13.83%	(5.81)%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.80%	.80%	.00	%(e)(f)
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.73%	.61%	.00	%(e)(f)
Expenses, excluding expense reductions and expenses reimbursed	.80%	.83%	.00	%(e)(f)
Net investment income	4.67%	4.57%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$384	$9	$10
Portfolio turnover rate	19.15%	44.84%	32.18%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

PROSPECTUS – PENNSYLVANIA TAX FREE TRUST
180

To Obtain Information:

By telephone. For shareholder account inquiries and for literature requests call the Funds at: 888-522-2388.

By mail. Write to the Funds at:

The Lord Abbett Family of Funds

90 Hudson Street

Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

More information on each Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

The Funds’ annual and semiannual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year. The reports are available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus). The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett National Tax-Free Income Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett Connecticut Tax-Free Income Fund

Lord Abbett Hawaii Tax-Free Income Fund

Lord Abbett Missouri Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

Lord Abbett Municipal Income Trust

Lord Abbett Intermediate Tax-Free Fund

Lord Abbett Short Duration Tax Free Fund

Georgia Series

Lord Abbett High Yield Municipal Bond Fund

Pennsylvania Series

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC	LATFI-1 (2/10)

SEC File Number: 811-03942, 811-06418

LORD ABBETT

Statement of Additional Information	February 1, 2010

LORD ABBETT

MUNICIPAL INCOME FUND

MUNICIPAL INCOME TRUST

NATIONAL TAX FREE FUND	CLASS	TICKER	NEW YORK TAX FREE FUND	CLASS	TICKER
	A	LANSX		A	LANYX
	B	LANBX		C	NYLAX
	C	LTNSX		F	LNYFX
	F	LANFX		P	N/A
	I	N/A
	P	N/A

CALIFORNIA TAX FREE FUND	CLASS	TICKER	INTERMEDIATE TAX FREE FUND	CLASS	TICKER
	A	LCFIX		A	LISAX
	C	CALAX		B	LISBX
	F	LCFFX		C	LISCX
	P	N/A		F	LISFX
				P	LISPX

CONNECTICUT TAX FREE FUND	CLASS	TICKER	SHORT DURATION TAX FREE FUND	CLASS	TICKER
	A	LACTX		A	LSDAX
	F	LCOFX		B	N/A
	P	N/A		C	LSDCX
				F	LSDFX
				I	LISDX

HAWAII TAX FREE FUND	CLASS	TICKER	GEORGIA TAX FREE TRUST	CLASS	TICKER
	A	LAHIX		A	LAGAX
	F	LAHFX		F	LGAFX
	P	N/A		P	N/A

MISSOURI TAX FREE FUND	CLASS	TICKER	HIGH YIELD MUNICIPAL BOND FUND	CLASS	TICKER
	A	LAMOX		A	HYMAX
	F	LMIFX		B	HYMBX
	P	N/A		C	HYMCX
				F	HYMFX
				I	N/A
				P	HYMPX

NEW JERSEY TAX FREE FUND	CLASS	TICKER	PENNSYLVANIA TAX FREE TRUST	CLASS	TICKER
	A	LANJX		A	LAPAX
	F	LNJFX		F	LAPFX
	P	N/A		P	N/A

This statement of additional information (“SAI”) is not a prospectus. A prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC (“Lord Abbett Distributor”) at 90 Hudson Street, Jersey City, NJ 07302-3973. This SAI relates to, and should be read in conjunction with, the prospectus for the Lord Abbett Municipal Income Fund, Inc. (the “Income Fund”) and Lord Abbett Municipal Income Trust (the “Income Trust”) dated February 1, 2010. Each Series of the Income Fund and Income Trust is referred to as a “Fund” or, collectively, the “Funds.” Certain capitalized terms used throughout this SAI are defined in the prospectus.

Shareholder account inquiries should be made by directly contacting the Funds or by calling 888-522-2388. The Funds’ annual and semiannual reports to shareholders are available without charge, upon request by calling 888-522-2388. In addition, you can make inquiries through your dealer.

1.

Fund History

The Income Fund was organized as a Maryland corporation on December 27, 1983. The Income Fund was formerly known as Lord Abbett Tax-Free Income Fund, Inc., and changed its name effective January 28, 2005. The Income Fund has 1,020,000,000 shares of authorized capital stock, $0.001 par value, consisting of the following seven series or portfolios: National Tax-Free Income Fund (“National Fund”) offers six classes of shares (A, B, C, F, I, and P); California Tax-Free Income Fund (“California Fund”) and New York Tax-Free Income Fund (“New York Fund”) offer four classes of shares (A, C, F, and P); and Connecticut Tax-Free Income Fund (“Connecticut Fund”), Hawaii Tax-Free Income Fund (“Hawaii Fund”), Missouri Tax-Free Income Fund (“Missouri Fund”), and New Jersey Tax-Free Income Fund (“New Jersey Fund”) offer three classes of shares (A, F, and P).

The Income Trust was organized as a Massachusetts business trust on September 11, 1991 and was reorganized as a Delaware statutory trust on July 22, 2002 with an unlimited number of shares of beneficial interest authorized. The Income Trust was formerly known as Lord Abbett Tax-Free Income Trust, and changed its name effective December 30, 2004. The Income Trust consists of five series or portfolios: Intermediate Tax-Free Fund (“Intermediate Fund”), which was formerly the Lord Abbett Insured Intermediate Tax-Free Fund and changed its name effective April 30, 2007, offers five classes of shares (A, B, C, F, and P); Lord Abbett Short Duration Tax Free Fund (“Short Duration Tax Free Fund”) offers five classes of shares (A, B, C, F, and I); Georgia Series (“Georgia Trust”) and Pennsylvania Series (“Pennsylvania Trust”) offer three classes of shares (A, F, and P); and Lord Abbett High Yield Municipal Bond Fund (“High Yield Municipal Bond Fund”) offers six classes of shares (A, B, C, F, I, and P).

As described in the prospectus under the section “Information About the Availability of Class B Shares,” effective March 31, 2010, the Fund will no longer make its Class B shares available for purchase by new or existing investors. As of that date, Class B shares will only be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gain distribution.

Class P shares are neither offered to the general public nor available in all states.

Each Fund of the Income Fund and the Income Trust is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Act”), except for National Fund, Intermediate Fund, and Short Duration Tax Free Fund, which are diversified, open-end management investment companies.

2.

Investment Policies

Fundamental Investment Restrictions. Each Fund’s investment objective in the prospectus cannot be changed without the approval of a “majority of the Fund’s outstanding shares.” 1 Each Fund is also subject to the following fundamental investment restrictions that cannot be changed without the approval of a majority of the Fund’s outstanding shares.

Each Fund may not:

(1)

borrow money (except that (i) each Fund may borrow from banks[2] in amounts up to 33  1/3% of its total assets (including the amount borrowed), (ii) each Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) each Fund may purchase securities on margin to the extent permitted by applicable law;[3] and (v) the Short Duration Tax Free Fund may borrow money from other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

(1

A “majority of a Fund’s outstanding shares” means the vote of the lesser of (1) 67% or more of the voting securities present at a shareholder meeting, provided that 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund regardless of whether such shareholders are present at the meeting (or represented by proxy).

[2]

The term “bank” generally includes any U.S. national bank, member banks of the U.S. federal reserve system, domestic branches and agencies of foreign banks, and any bank, banking association, trust company, savings bank, industrial bank, or other banking institution or savings association, as defined by the Federal Deposit Insurance Corporation.

(3)	Securities and Exchange Commission (“SEC”) staff guidance currently prohibits a Fund from purchasing any security on margin, except such short-term credits as are necessary for the clearance of transactions.

(2)	pledge its assets (other than to secure such borrowings or to the extent permitted by each Fund’s investment policies as permitted by applicable law);[4]

(3)

engage in the underwriting of securities except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(4)	make loans to other persons, except that (i) the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, (ii) each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law, and (iii) the Short Duration Tax Free Fund may lend money to other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

(5)	buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein), or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

(6)	with respect to 75% of the gross assets of the National Fund, Intermediate Fund, and Short Duration Tax Free Fund, buy securities of one issuer representing more than (i) 5% of the Fund’s gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

(7)	invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding tax-exempt securities such as tax-exempt securities financing facilities in the same industry or issued by nongovernmental users and securities of the U.S. Government, its agencies and instrumentalities); or

(8)	issue senior securities to the extent such issuance would violate applicable law.[5]

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction, with which the Funds must comply on a continuous basis.

Non-Fundamental Investment Restrictions. In addition to each Fund’s investment objective and 80% investment policy in the prospectus and the investment restrictions above that cannot be changed without shareholder approval, each Fund is also subject to the following non-fundamental investment restrictions that may be changed by its Board of Directors/Trustees (individually, a “Board” and collectively, the “Boards”) without shareholder approval.

Each Fund may not:

(1)	make short sales of securities or maintain a short position except to the extent permitted by applicable law;

(2)	invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A under the Securities Act of 1933 (“Rule 144A”), determined by Lord Abbett to be liquid, subject to the oversight of the Board;

(3)	invest in securities issued by other investment companies, except to the extent permitted by applicable law;[6]

(4)	invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of each Fund’s total assets (included within such limitation, but not to exceed 2% of the Fund’s total assets, are warrants that are not listed on the New York Stock Exchange (“NYSE”) or American Stock Exchange or a major foreign exchange);

[4]	Current federal securities laws prohibit a Fund from pledging more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with the investment restrictions above. For the purpose of this restriction the deposit of assets in a segregated account with a Fund’s custodian in connection with any of the Fund’s investment transactions is not considered to be a pledge of the Fund’s assets.
[5]

Current federal securities laws prohibit a Fund from issuing senior securities (which generally are defined as securities representing indebtedness), except that a Fund may borrow money from banks in amounts of up to 33  1/3% of its total assets.

[6]

Under current federal securities laws, a Fund may not acquire more than 3% of the voting shares of any other investment company, invest more than 5% of the Fund’s total assets in securities of any one investment company, or invest more than 10% of the Fund’s total assets in securities of all investment companies.

(5)	invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that each Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities;

(6)	write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Fund’s prospectus and SAI, as they may be amended from time to time; or

(7)

buy from or sell to any of the Income Fund’s or Income Trust’s officers, directors, trustees, employees, or each Fund’s investment adviser or any of the adviser’s officers, partners or employees, any securities other than shares of each Fund. Section 18(f) of the Act prohibits a Fund from issuing senior securities (which generally are defined as securities representing indebtedness), except that a Fund may borrow money from banks in amounts of up to 33 1/3% of its total assets.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security except in the case of the second and fourth non-fundamental restrictions, with which each Fund must comply at the time of purchase. A Fund will not be required to sell illiquid securities if it exceeds the 15% limit due to market activity or the sale of liquid securities, however, in these situations the Fund will take appropriate measures to reduce the percent of its assets invested in illiquid securities.

Portfolio Turnover Rate. For the fiscal years ended September 30, 2009 and September 30, 2008, the portfolio turnover rates for the Funds were as follows:

Fund	2009	2008
National Fund	45.22%	88.15%
California Fund	34.04%	49.17%
Connecticut Fund	9.44%	34.10%
Hawaii Fund	17.45%	20.85%
Missouri Fund	15.78%	28.12%
New Jersey Fund	20.68%	32.16%
New York Fund	22.34%	44.67%
Intermediate Fund	15.70%	29.73%
Short Duration Tax Free Fund[1]	64.00%	N/A
Georgia Trust	18.16%	37.84%
High Yield Municipal Bond Fund	32.88%	47.95%
Pennsylvania Trust	19.15%	44.84%

[1]	The Short Duration Tax Free Fund commenced investment operations on 12/12/2008.

Additional Information on Portfolio Risks, Investments, and Techniques. This section provides further information on certain types of investments and investment techniques that each Fund may use and some of the risks associated with some investments and techniques. The composition of a Fund’s portfolio and the investments and techniques that a Fund uses in seeking its investment objective and employing its investment strategies will vary over time. A Fund may use each of the investments and techniques described below at all times, at some times, or not at all. While some of these investments and techniques involve risk when used independently, a Fund intends to use them to reduce risk and volatility in its portfolio.

Average Duration. The Short Duration Tax Free Fund maintains a dollar-weighted average effective portfolio duration between one and three years. Some securities may have periodic interest rate adjustments based upon an index such as the 90-day Treasury Bill rate. This periodic interest rate adjustment tends to lessen the volatility of the security’s price. With respect to securities with an interest rate adjustment period of one year or less, the Fund will, when determining average-weighted duration, treat such a security’s maturity as the amount of time remaining until the next interest rate adjustment.

Borrowing Money. Each Fund may borrow money for certain purposes as described above under “Fundamental Investment Restrictions.” If a Fund borrows money and experiences a decline in its net asset value (“NAV”), the borrowing will increase its losses. A Fund will not purchase additional securities while outstanding borrowings exceed 5% of its total assets.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called “initial margin.” Subsequent payments, called “variation margin,” are made on a daily basis as the market price of the futures contract or option fluctuates.

Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts for hedging purposes, including to hedge against changes in interest rates, or securities prices, or in order to gain efficient exposure to markets and minimize transaction costs. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.

Futures contracts and options on futures contracts present substantial risks, including the following:

•

While a Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if the Fund had not entered into any futures or related options transactions.

•

Because perfect correlation between a futures position and a portfolio position that a Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and the Fund may thus be exposed to additional risk of loss.

•

While interest rates on taxable securities generally move in the same direction as the interest rates on municipal bonds, frequently there are differences in the rate of such movements and temporary dislocations. Accordingly, the use of a financial futures contract on a taxable security or a taxable securities index may involve a greater risk of an imperfect correlation between the price movements of the futures contract and of the municipal bond being hedged than when using a financial futures contract on a municipal bond or a municipal bond index.

•	The loss that a Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

•	Futures markets are highly volatile, and the use of futures may increase the volatility of a Fund’s NAV.

•	As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to a Fund.

•	Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

High-Yield or Lower-Rated Debt Securities. Each Fund (other than the National Fund and High Yield Municipal Bond Fund) may invest up to 20% of its assets in high-yield debt securities. The National Fund may invest up to 35% of its assets and High Yield Municipal Bond Fund may invest up to 100% of its assets in high-yield debt securities. High-yield debt securities (also referred to as “lower-rated debt securities” or “junk bonds”) are rated BB/Ba or lower and may pay a higher yield, but entail greater risks, than investment grade debt securities. When compared to investment grade debt securities, high-yield debt securities:

•	have a higher risk of default and their prices can be much more volatile due to lower liquidity;

•	tend to be less sensitive to interest rate changes; and

•	pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

Since the risk of default is higher among high-yield debt securities, Lord Abbett’s research and analysis are important ingredients in the selection of such securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, each Fund seeks to reduce this risk. There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

•	Securities that are not readily marketable.

•	Certain municipal leases and participation interests.

•	Repurchase agreements and time deposits with a notice or demand period of more than seven days.

•	Certain structured securities and certain swap transactions.

•

Certain restricted securities, unless Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment adviser, determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A (“144A Securities”) and is liquid.

144A Securities may be resold to a qualified institutional buyer (“QIB”) without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of each Fund’s portfolio to the extent that QIBs become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Interest Rate Swaps, Credit Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive a payment from the other party, upon the occurrence of specified credit events. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Each Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed upon terms.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. The use of interest rate, credit and total return swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Lord Abbett is incorrect in its forecasts of market values and interest rates, the investment performance of a Fund would be less favorable than it would have been if these investment techniques were not used.

Investment Companies. Each Fund may invest in securities of other investment companies subject to limitations prescribed by the Act. These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of any Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests. Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Municipal Bonds. In general, municipal bonds are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, Puerto Rico, and their political subdivisions, agencies and instrumentalities. Municipal bonds are issued to obtain funds for various public purposes, including the construction of bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. They may be used to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to lend to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations. In addition, the term “municipal bonds” includes certain types of “private activity” bonds including industrial development bonds issued by public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity, or sewerage or solid waste disposal. Under the Tax Reform Act of 1986, as amended, substantial limitations were imposed on new issues of municipal bonds to finance privately-operated facilities. The interest on municipal bonds generally is excludable from gross income for federal income tax purposes of most investors.

The two principal classifications of municipal bonds are “general obligation” and limited obligation or “revenue bonds.” General obligation bonds are secured by the pledge of the faith, credit and taxing power of the municipality for the payment of principal and interest. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. “Private activity” bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the faith, credit or taxing power of the municipality. The credit quality of such municipal bonds usually is directly related to the credit standing of the user of the facilities. There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

In addition, municipal bonds include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment purchase agreements. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or local government. Municipal leases, certificates of participation and moral obligation bonds frequently involve special risks not normally associated with general obligation or revenue bonds. In particular, these instruments permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. If, however, the governmental issuer does not periodically appropriate money to enable it to meet its payment obligations under these instruments, it cannot be legally compelled to do so. If a default occurs, it is likely that the Funds would be unable to obtain another acceptable source of payment. Some municipal leases, certificates of participation and moral obligation bonds may be illiquid.

Municipal bonds may also be in the form of a tender option bond, which is a municipal bond (generally held pursuant to a custodial agreement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued with the agreement of a third party, such as a bank, broker-dealer or other financial institution, which grants the security holders the option, at periodic intervals, to tender their securities to the institution. After payment of a fee to the financial institution that provides this option, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution may not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and the applicable Fund’s duration. There is a risk that the Funds will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid.

Each Fund may purchase floating and variable rate obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable both of which may be issued by domestic banks or foreign banks.

The yields on municipal bonds depend on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch Ratings (“Fitch”) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal bonds of the same maturity and coupon with different ratings may have the same yield. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Some municipal bonds feature credit enhancements, such as lines of credit, municipal bond insurance and standby bond purchase agreements (SBPAs). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower, bond issuer, or bond insurer.

Appendix A hereto contains a description of certain municipal bond ratings.

Non-Investment Grade Municipal Bonds. Non-investment grade municipal bonds and unrated municipal bonds of comparable credit quality (commonly known as “high yield” or “junk” bonds) may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade securities are subject to the increased risk of an issuer’s inability to meet principal and interest obligations and a greater risk of default. These securities may be subject to greater price volatility due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

The secondary market for non-investment grade securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Because of the lack of sufficient market liquidity, a Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and a Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for a Fund to obtain precise valuations of a lower rated securities in its portfolio.

Options on Securities and Securities Indices. Each Fund may purchase and write national securities exchange-listed or over-the-counter (“OTC”) put and call options on securities or securities indices. A “call option” is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. Each Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase its income and to provide greater flexibility in the disposition of portfolio securities. During the period of the option, a Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). Each Fund also may enter into “closing purchase transactions” in order to terminate their obligation to deliver the underlying security. This may result in a short-term gain or loss. A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A “put option” gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when a Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the portfolio manager believes a more defensive and less fully invested position is desirable in light of market conditions. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. Each Fund may write covered put options to the extent that cover for such options does not exceed 15% of the Fund’s net assets. Each Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of the Fund’s net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. The Funds may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and a Fund’s portfolio securities, the Fund may incur losses. The use of options can also increase a Fund’s transaction costs. OTC options will present greater possibility of loss because of their greater illiquidity and credit risks.

Residual Interest Bonds. Each Fund (other than the High Yield Municipal Bond Fund) may invest up to 20% of its net assets in residual interest bonds (“RIBs”) (also known as “inverse floaters”) and the High Yield Municipal Bond Fund may invest up to 100%, to enhance income and manage portfolio duration. RIBs are issued by tender option bond trusts (“trusts”) that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts. In addition to RIBs, these trusts typically issue short-term floating rate certificates or notes which are usually sold to money market funds (“floating rate notes”). A RIB is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note. Because changes in the interest rate on the note inversely affect the interest paid on the RIB, the value and income of a RIB is generally more volatile than the value and income of a fixed rate municipal bond. RIBs have interest rate adjustment formulas which generally reduce or eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. The value of RIBs also falls faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value rises more rapidly when interest rates fall. RIBs have varying degrees of liquidity, and the market for these securities is relatively volatile. RIBs tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

Each Fund may acquire RIBs issued by trusts that have been established by a transfer of municipal bonds by the Fund or an agent on behalf of the Fund. Such transfers do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities;” therefore, the municipal bonds deposited into such trusts are presented in the Funds’ schedules of investments and the proceeds from the transactions are reported as a liability for trust certificates. Interest income from the underlying bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a trust are reported as expenses of the Fund involved. The floating rate trust certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the trust for redemption at par at each reset date. The RIBs held by a Fund provide the Fund the right to (1) cause the holders of a proportional share of floating rate trust certificates to tender their certificates at par and (2) transfer a corresponding share of the municipal bonds from the trust to the Fund.

Securities Lending. Although the Funds have no current intention of doing so, each Fund may lend portfolio securities to registered broker dealers. These loans may not exceed 30% of a Fund’s total assets. Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or other permissible means at least equal to 102% of the market value of the securities loaned. A Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a “placing broker.” No fee will be paid to affiliated persons of a Fund.

By lending portfolio securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received. Securities lending involves the risk that the borrower will fail to return the securities in a timely manner or at all. Lending portfolio securities could result in a loss or delay in recovering a Fund’s securities if the borrower defaults.

Securities as a Result of Exchanges or Workouts. Each Fund may hold various instruments received in an exchange or workout of a distressed security (i.e., a low-rated debt security that is in default or at risk of becoming in default). Such instruments may include, but are not limited to, equity securities, warrants, rights, participation interests in sales of assets and contingent-interest obligations.

Short Sales. Each Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. Each Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales. This limit does not apply to a Fund’s use of short positions in U.S. Treasury note futures, or in other security futures, for bona fide hedging purposes or to pursue risk management strategies.

Structured Securities. Each Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, interest rates, commodities, indices, credit default swaps, or other financial indicators (the “Reference”), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase or decrease in the interest rate or the value of the security at maturity. The Funds typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. These securities may present a greater degree of market risk than other types of fixed income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities. Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index. A Fund could lose more than the principal amount invested.

Temporary Defensive Investments. As described in the prospectus, each Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed-income securities to take a defensive position. Temporary defensive securities include:

•

Short-Term Taxable Securities. Each Fund may invest in bonds, the interest on which is subject to federal income tax and may be exempt from its state’s (if applicable) and, in the case of the New York Fund, New York City, personal income tax.

•

Obligations of the U.S. Government and its agencies and instrumentalities. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include Treasury bills, notes and bonds.

•

Commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

When-Issued Municipal Bonds. Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment (“settlement”) normally taking place approximately one month after the purchase date. However, the payment obligation and the interest rate to be received by a Fund are each fixed on the purchase date. During the period between purchase and settlement, each Fund’s assets consisting of cash and/or high-grade marketable debt securities, marked to market daily, in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date, which could result in depreciation of value. While we may sell when-issued securities prior to settlement, we intend to actually acquire such securities unless a sale appears desirable for investment reasons.

Yield Curve Options. Each Fund may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, such options present a risk of loss even if the yield of one of the underlying securities remain constant, or if the spread moves in a direction or to an extent which was not anticipated.

Zero Coupon, Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. Each Fund may invest in zero coupon bonds, deferred interest, pay-in-kind and capital appreciation bonds. These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities.

As the buyer of these types of securities, a Fund will recognize a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. The discount in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund involved may not receive any return on its investment.

Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return.

Investments in these securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on the investment. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Policies and Procedures Governing Disclosure of Portfolio Holdings. The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis. Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. Except as noted below, the Funds do not provide their portfolio holdings to any third party until they are made available to the general public on Lord Abbett’s website at www.lordabbett.com or otherwise. The exceptions are as follows:

1.	The Funds may provide their portfolio holdings to (a) third parties that render services to the Funds relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.), as appropriate to the service being provided to the Funds, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Funds one day following each calendar period-end. The Funds may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Funds;

2.	The Funds may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain financial intermediaries one day following each period-end; and

3.	The Funds may provide their portfolio holdings or related information under other circumstances subject to the authorization of the Funds’ officers, in compliance with policies and procedures adopted by the Board.

Before providing schedules of their portfolio holdings to a third party in advance of making them available to the general public, the Funds obtain assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Funds related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Funds and/or their investment strategies, or for similar purposes. The sole exception relates to the agreement with SG Constellation, LLC (“SGC”), the provider of financing for the distribution of the Funds’ Class B shares. The fees payable to SGC are based in part on the value of the Funds’ portfolio securities. In order to reduce the exposure of such fees to market volatility, SGC aggregates the portfolio holdings information provided by all of the mutual funds that participate in its Class B share financing program (including the Funds) and may engage in certain hedging transactions based on the information. However, SGC will not engage in transactions based solely on the Funds’ portfolio holdings.

Neither the Funds, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Funds related to the Funds’ portfolio holdings. For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Funds. Neither the Funds, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio-related information under which the third party would maintain assets in the Funds or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons as an inducement to receive the Fund’s portfolio holdings.

In addition to the foregoing, Lord Abbett provides investment advice to clients other than the Funds that have investment objectives and requirements that may be substantially similar to the Funds’. Such clients also may have portfolios consisting of holdings substantially similar to the Funds’ holdings. Such clients may periodically receive portfolio holdings and other related information relative to their investment advisory arrangement with Lord Abbett in the regular course of such arrangement. It is possible that any such client could trade ahead of or against the Funds based on the information such client receives in connection with its investment advisory arrangement with Lord Abbett. In addition, Lord Abbett’s investment advice to any client may be deemed to create a conflict of interest relative to other clients to the extent that it is possible that any client could trade against the interests of other clients based on Lord Abbett’s investment advice. To address this potential conflict, Lord Abbett has implemented procedures governing its provision of impersonal advice that are designed to (i) avoid communication of Lord Abbett’s intent or recommendations with respect to discretionary advice clients, and (ii) monitor the trading of impersonal advice clients to assess the likelihood of any adverse effects on discretionary advice clients.

Lord Abbett’s Compliance Department periodically reviews and evaluates Lord Abbett’s adherence to the above policies and procedures, including the existence of any conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

The Board also reviews the Fund’s policies and procedures governing these arrangements on an annual basis. These policies and procedures may be modified at any time with the approval of the Board.

Fund Portfolio Information Recipients. Attached as Appendix C is a list of the third parties that are eligible to receive portfolio holdings information pursuant to ongoing arrangements under the circumstances described above.

3.

Management of the Funds

The Board of the Income Fund is responsible for the management of the business and affairs of the Income Fund in accordance with the laws of the State of Maryland; the Board of the Income Trust is responsible for the management of the business and affairs of the Income Trust in accordance with the laws of the State of Delaware. Each Board appoints officers who are responsible for the day-to-day operations of the Income Fund and Income Trust and who execute policies authorized by the Boards. As discussed in the Funds’ semiannual report to shareholders, the Board also approves an investment adviser to the Income Fund and Income Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director/Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Income Fund’s and Income Trust’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the investment adviser of the Income Fund and Income Trust.

Interested Directors/Trustees

The following Directors/Trustees are partners of Lord Abbett and are “interested persons” of the Income Fund and Income Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with Fund/Trust	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1989; Trustee since 1991 and Chairman since 1996	Senior Partner (since 2007), Chief Executive Officer (since 1996) and was formerly Managing Partner (1996–2007), joined Lord Abbett in 1972.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director/Trustee since 2006	Managing Partner (since 2007) and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.	N/A

Independent Directors/Trustees

The following independent or outside Directors/Trustees (“Independent Directors/Trustees”) are also directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with Fund/Trust	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director/Trustee since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998–2000).	Currently serves as director of Crane Co. (since 1984), Huttig Building Products Inc. (since 1998) and R.H. Donnelley Inc. (since 2009).

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director/Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush–O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director/Trustee since 1998	Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991–2009).	N/A

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director/Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director/Trustee since 2000	Advisor of One Equity Partners, a private equity firm (since 2004).	Currently serves as a director and Chairman of the Board of GMAC Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982 Trustee since 1991	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc. (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director/Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Income Fund or Income Trust. All of the officers of the Income Fund and Income Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the titles and positions listed under the “Principal Occupation” column indicate the officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with Fund/Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner (since 2007), Chief Executive Officer (since 1996) and was formerly Managing Partner (1996–2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner (since 2007) and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2006	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Daniel S. Solender (1965)	Executive Vice President	Elected in 2006	Partner and Director, joined Lord Abbett in 2006 and was formerly a Vice President and Portfolio Manager at Nuveen Investments (2003–2006).

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006 and was formerly an attorney at Morgan, Lewis & Bockius LLP.

Peter Scott Smith (1966)	Vice President	Elected in 2000	Portfolio Manager, joined Lord Abbett in 1992.

Name and Year of Birth	Current Position with Fund/Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc. (1999–2007).

Daniel T. Vande Velde (1967)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2007 and was formerly a Portfolio Manager at McDonnell Investment Management (1997–2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Committees

The standing committees of each Board of Directors/Trustees are the Audit Committee, the Proxy Committee, the Nominating and Governance Committee, and the Contract Committee.

Each Audit Committee is composed wholly of Directors/Trustees who are not “interested persons” of the Funds. The members of the Audit Committee are Messrs. Bigelow, Calhoun, Hobbs, and Tullis. The Audit Committee provides assistance to the Board of Directors/Trustees in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Funds, and the quality and integrity of each Fund’s financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of each Fund’s independent registered public accounting firm and considering violations of the Funds’ Code of Ethics to determine what action should be taken. The Audit Committee meets at least quarterly and during the past fiscal year met four times.

Each Proxy Committee is composed of at least two Directors/Trustees who are not “interested persons” of the Funds, and also may include one or more Directors/Trustees who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three Independent Directors/Trustees: Messrs. Bush and Neff and Ms. Hill. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest. During the past fiscal year, the Proxy Committee met four times.

Each Nominating and Governance Committee is composed of all the Directors/Trustees who are not “interested persons” of the Funds. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as Independent Directors/Trustees and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee met three times. The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by a Fund’s shareholders to serve as an Independent Director/Trustee. A shareholder who would like to recommend a candidate may write to the applicable Fund.

Each Contract Committee consists of all Directors/Trustees who are not “interested persons” of the Funds. The Contract Committee conducts much of the factual inquiry undertaken by the Directors/Trustees in connection with the Board’s annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor. The Contract Committee held two formal meetings during the last fiscal year; in addition, members of the Committee conducted inquiries into the portfolio management approach and results of Lord Abbett, and reported the results of those inquiries to the Nominating and Governance Committee.

For simplicity, the following sections use the term “directors/trustees” to refer to Directors of the Income Fund and Trustees of the Income Trust and to refer to the directors/trustees of all other Lord Abbett-sponsored funds.

Compensation Disclosure

The following table summarizes the compensation paid to each of the independent directors/trustees.

The second and third columns of the following table set forth the compensation accrued by the Income Fund and Income Trust for independent directors/trustees. The fourth column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the independent directors/trustees, and amounts payable but deferred at the option of each director/trustee. No director/trustee of the funds associated with Lord Abbett, and no officer of the funds, received any compensation from the funds for acting as a director/trustee or officer.

Name of Director/Trustee	For the Fiscal Year Ended September 30, 2009 Aggregate Compensation Accrued by the Income Fund [1]	For the Fiscal Year Ended September 30, 2009 Aggregate Compensation Accrued by the Income Trust [1]	For the Year Ended December 31, 2009 Total Compensation Paid by the Income Fund, Income Trust, and Twelve Other Lord Abbett- Sponsored Funds[2]
E. Thayer Bigelow	$13,030	$15,146	$250,000
William H.T. Bush	$11,758	$13,806	$228,000
Robert B. Calhoun, Jr.	$13,236	$15,401	$253,000
Julie A. Hill	$11,933	$13,815	$227,000
Franklin W. Hobbs	$12,045	$14,045	$231,000
Thomas J. Neff	$12,079	$14,064	$230,000
James L.L. Tullis	$12,177	$14,120	$233,000

[1]

Independent directors’/trustees’ fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by a fund to its independent directors/trustees may be deferred at the option of a director/trustee under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of the fund for later distribution to the directors/trustees. In addition, $25,000 of each director’s/trustee’s retainer must be deferred and is deemed invested in shares of a fund and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the directors of the Income Fund are $1,311, $2,343, $13,236, $3,789, $12,045, $11,144, and $1,311, respectively. Of the amounts shown in the third column, the total deferred amounts for the trustees of the Income Trust are $1,650, $2,848, $15,401, $4524, $14,045, $12,342, and $1,650, respectively.

[2]

The fourth column shows aggregate compensation, including the types of compensation described in the second and third columns, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2009, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each director/trustee in each Fund and other Lord Abbett-sponsored funds as of December 31, 2009. The amounts shown include deferred compensation to the directors/trustees deemed invested in fund shares. The amounts ultimately received by the directors/trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.

Name of Fund	Robert S. Dow	Daria L. Foster	E. Thayer Bigelow

National Fund	None	None	$1-$10,000
California Fund	None	None	$1-$10,000
Connecticut Fund	None	None	$1-$10,000
Hawaii Fund	None	None	$1-$10,000
Missouri Fund	None	None	$1-$10,000
New Jersey Fund	Over $100,000	None	$1-$10,000
New York Fund	None	Over $100,000	$1-$10,000
Intermediate Fund	None	None	$1-$10,000
Short Duration Tax Free Fund	None	Over $100,000	$1-$10,000
Georgia Trust	None	None	$1-$10,000
High Yield Municipal Bond Fund	None	Over $100,000	$1-$10,000
Pennsylvania Trust	None	None	$1-$10,000
Aggregate Dollar Range of Equity Securities in Lord Abbett-Sponsored Funds	Over $100,000	Over $100,000	Over $100,000

Name of Fund	William H.T. Bush	Robert B. Calhoun, Jr.	Julie A. Hill

National Fund	$1-$10,000	$1-$10,000	$1-$10,000
California Fund	$1-$10,000	$1-$10,000	$1-$10,000
Connecticut Fund	$1-$10,000	$1-$10,000	$1-$10,000
Hawaii Fund	$1-$10,000	$1-$10,000	$1-$10,000
Missouri Fund	$1-$10,000	$1-$10,000	$1-$10,000
New Jersey Fund	$1-$10,000	$1-$10,000	$1-$10,000
New York Fund	$1-$10,000	$1-$10,000	$1-$10,000
Intermediate Fund	$1-$10,000	$1-$10,000	$1-$10,000
Short Duration Tax Free Fund	$1-$10,000	$1-$10,000	$1-$10,000
Georgia Trust	$1-$10,000	$1-$10,000	$1-$10,000
High Yield Municipal Bond Fund	$1-$10,000	$1-$10,000	$1-$10,000
Pennsylvania Trust	$1-$10,000	$1-$10,000	$1-$10,000
Aggregate Dollar Range of Equity Securities in Lord Abbett-Sponsored Funds	Over $100,000	Over $100,000	Over $100,000

Name of Fund	Franklin W. Hobbs	Thomas J. Neff	James L.L. Tullis

National Fund	$10,001-$50,000	Over $100,000	$1-$10,000
California Fund	$10,001-$50,000	$50,001-$100,000	$1-$10,000
Connecticut Fund	$1-$10,000	$10,001-$50,000	$1-$10,000
Hawaii Fund	$10,001-$50,000	$10,001-$50,000	$1-$10,000
Missouri Fund	$1-$10,000	$10,001-$50,000	$1-$10,000
New Jersey Fund	$1-$10,000	$10,001-$50,000	$1-$10,000
New York Fund	$1-$10,000	$50,001-$100,000	$1-$10,000
Intermediate Fund	$1-$10,000	$1-$10,000	$1-$10,000
Short Duration Tax Free Fund	$1-$10,000	$1-$10,000	$1-$10,000
Georgia Trust	$10,001-$50,000	$1-$10,000	$1-$10,000
High Yield Municipal Bond Fund	$10,001-$50,000	$1-$10,000	$1-$10,000
Pennsylvania Trust	$1-$10,000	$1-$10,000	$1-$10,000
Aggregate Dollar Range of Equity Securities in Lord Abbett-Sponsored Funds	Over $100,000	Over $100,000	Over $100,000

Code of Ethics

The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Income Fund’s and Income Trust’s Code of Ethics which complies, in substance, with Rule 17j-1 under the Act and each of the recommendations of the Investment Company Institute’s Advisory Group on Personal Investing (the “Advisory Group”). Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from (1) investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, (2) transacting in a security that the person covers as an analyst or with respect to which the person has participated in a non-public investor meeting with company management within the six months preceding the requested transaction, (3) profiting on trades of the same security within 60 days, (4) trading on material and non-public information, and (5) engaging in market timing activities with respect to the Lord Abbett-sponsored funds. The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

Proxy Voting

The Funds have delegated proxy voting responsibilities to the Funds’ investment adviser, Lord Abbett, subject to the Proxy Committee’s general oversight. Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett’s proxy voting policies and procedures is attached as Appendix D.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the twelve months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available on the SEC’s website at www.sec.gov. The Funds also have made this information available, without charge, on Lord Abbett’s website at www.lordabbett.com.

4.

Control Persons and Principal Holders of Securities

Shareholders beneficially owning 25% or more of outstanding shares may be in control and may be able to affect the outcome of certain matters presented for a vote of shareholders. As of January 4, 2010, to the best of our knowledge, the following record holders held 25% or more of a Fund’s outstanding shares:

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	National Fund Missouri Fund Georgia Trust	34.11 65.80 59.11	% % %

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Short Duration Tax Free Fund	37.63%

As of January 4, 2010, to the best of our knowledge, the only persons or entities who owned of record or were known by the Funds to own beneficially 5% or more of the specified class of a Fund’s outstanding shares were as follows:

National Fund

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A:	39.61%
	Class B:	35.12%
	Class C:	6.87%

Citigroup Global Markets Inc. 333 West 34th Street – 3rd Floor New York, NJ 10001-2402	Class C:	6.78%

IN-REL Management 2328 10th Ave N Ste. 401 Lake Worth, FL 33461-6612	Class F:	6.72%

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class A:	6.38%
	Class B:	21.07%
	Class C:	40.91%
	Class F:	70.65%

Morgan Stanley & Co. Harborside Financial Center, Plaza II, 3rd Floor Jersey City, NJ 07311-3907	Class C:	5.05%

Wells Fargo Advisors LLC (PCG) Omnibus – Special Custody Acct for the Exclusive Benefit of Customers (2801 Market Street, Saint Louis, MO 63103-2523) 901E Byrd St. PO Box 1745 Richmond, VA 23218-1745	Class A: Class B: Class C:	7.46 16.89 11.61	% % %

California Fund

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A: Class C:	18.33 5.296	% %

California Fund

Citigroup Global Markets Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	Class A: Class C:	9.656 12.99	% %

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class A: Class C: Class F:	7.31 26.68 78.95	% % %

Morgan Stanley & Co. Harborside Financial Center, Plaza II, 3rd Floor Jersey City, NJ 07311-3907	Class A: Class C:	6.06 5.53	% %

Persephenes Trust Allen H. Ginsburg Tr Avalon Blvd. Wilmington, CA 90744-1433	Class F:	5.00%

Wells Fargo Advisors LLC (PCG) Omnibus – Special Custody Acct for the Exclusive Benefit of Customers (2801 Market Street, Saint Louis, MO 63103-2523) 901E Byrd St. PO Box 1745 Richmond, VA 23218-1745	Class A: Class C:	11.95 26.93	% %

Connecticut Fund

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A:	10.70%

Citigroup Global Markets Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	Class A:	16.05%

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class A: Class F:	12.08 81.43	% %

Wells Fargo Advisors LLC (PCG) Omnibus – Special Custody Acct for the Exclusive Benefit of Customers (2801 Market Street, Saint Louis, MO 63103-2523) 901E Byrd St. PO Box 1745 Richmond, VA 23218-1745	Class A:	6.52%

Hawaii Fund

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A:	12.64%

Citigroup Global Markets Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	Class A:	10.53%

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class A: Class F:	18.51 93.98	% %

Hawaii Fund

Morgan Stanley & Co. Harborside Financial Center, Plaza II, 3rd Floor Jersey City, NJ 07311-3907	Class A:	20.34%

Wells Fargo Advisors LLC (PCG) Omnibus – Special Custody Acct for the Exclusive Benefit of Customers (2801 Market Street, Saint Louis, MO 63103-2523) 901E Byrd St. PO Box 1745 Richmond, VA 23218-1745	Class A:	6.90%

Missouri Fund

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A:	66.13%

Citigroup Global Markets Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	Class F:	6.48%

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class F:	64.56%

LPL Financial – Omnibus Customer Account 9785 Towne Centre Dr. San Diego, CA 92121-1968	Class F:	6.32%

Raymond James & Associates Inc. FBO Stephen M. Kirschbaum 5543 Central St. Kansas City, MO 64113	Class F:	10.02%

New Jersey Fund

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A:	5.08%

Citigroup Global Markets Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	Class A:	6.74%

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class A: Class F:	6.04 92.34	% %

Morgan Stanley & Co. Harborside Financial Center, Plaza II, 3rd Floor Jersey City, NJ 07311-3907	Class A:	8.91%

Christina Seix Dow c/o Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class A:	9.16%

New Jersey Fund

Wells Fargo Advisors LLC (PCG) Omnibus – Special Custody Acct for the Exclusive Benefit of Customers (2801 Market Street, Saint Louis, MO 63103-2523) 901E Byrd St. PO Box 1745 Richmond, VA 23218-1745	Class A:	8.63%

Intermediate Fund

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A: Class B:	9.58 10.52	% %

Citigroup Global Markets Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	Class A: Class C:	13.05 12.25	% %

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class A: Class B: Class C: Class F:	16.18 30.90 39.28 60.38	% % % %

Morgan Stanley & Co. Harborside Financial Center, Plaza II, 3rd Floor Jersey City, NJ 07311-3907	Class A:	6.01%

Wells Fargo Advisors LLC (PCG) Omnibus – Special Custody Acct for the Exclusive Benefit of Customers (2801 Market Street, Saint Louis, MO 63103-2523) 901E Byrd St. PO Box 1745 Richmond, VA 23218-1745	Class A: Class B: Class C: Class F:	12.29 33.61 13.98 11.93	% % % %

Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class P*:	99.58%

Short Duration Tax Free Fund

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A: Class C:	9.27 11.53	% %

Citigroup Global Markets Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	Class A:	10.52%

LPL Financial – Omnibus Customer Account 9785 Towne Centre Dr. San Diego, CA 92121-1968	Class F:	5.05%

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class A: Class B: Class C:	30.78 47.60 71.12	% % %

Mesirow Financial Inc. Deanna E Brody TR 350 N Clark St Chicago, IL 60654-44712	Class I:	11.43%

Short Duration Tax Free Fund

Mesirow Financial Inc. Muriel C Francis TR 350 N Clark St Chicago, IL 60654-44712	Class I:	12.26%

Mesirow Financial Inc. Paul Francis TR 350 N Clark St Chicago, IL 60654-44712	Class I:	14.01%

Morgan Stanley & Co. Harborside Financial Center, Plaza II, 3rd Floor Jersey City, NJ 07311-3907	Class A:	6.81%

NFS LLC FEBO Ernest W. Giddens Revoc Liv Trust 11357 W State Highway TT Republic, MO 65738-2432	Class A:	5.08%

Wells Fargo Advisors LLC (PCG) Omnibus – Special Custody Acct for the Exclusive Benefit of Customers (2801 Market Street, Saint Louis, MO 63103-2523) 901E Byrd St. PO Box 1745 Richmond, VA 23218-1745	Class A: Class C: Class F:	12.99 18.49 9.54	% % %

Georgia Trust

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A:	61.93%

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class A: Class F:	5.64 62.47	% %

Raymond James & Associates Inc. FBO Brian R Geisel & Rebecca G Geisel 2025 Drummond Pond Rd Alpharetta, GA 30004-3152	Class F:	14.72%

Wells Fargo Advisors LLC (PCG) Omnibus – Special Custody Acct for the Exclusive Benefit of Customers (2801 Market Street, Saint Louis, MO 63103-2523) 901E Byrd St. PO Box 1745 Richmond, VA 23218-1745	Class A:	9.24%

High Yield Municipal Bond Fund

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A: Class C:	28.26 5.11	% %

Citigroup Global Markets Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	Class A: Class C:	8.94 15.74	% %

High Yield Municipal Bond Fund

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class A: Class C: Class F:	10.01 30.02 83.99	% % %

Morgan Stanley & Co. Harborside Financial Center, Plaza II, 3rd Floor Jersey City, NJ 07311-3907	Class A: Class C:	7.21 7.49	% %

Wells Fargo Advisors LLC (PCG) Omnibus – Special Custody Acct for the Exclusive Benefit of Customers (2801 Market Street, Saint Louis, MO 63103-2523) 901E Byrd St. PO Box 1745 Richmond, VA 23218-1745	Class A: Class C:	11.25 14.55	% %

Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302-3900	Class B: Class P:	99.64 99.57	% %

Pennsylvania Trust

Edward Jones & Co. 201 Progress Pkwy Maryland Hts, MO 63043-3009	Class A:	15.69%

Citigroup Global Markets Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	Class F:	5.14%

Patricia L. Kolencik & Anthony J. Kolencik 3 Maria Ln Franklin, PA 16323-4405	Class F:	5.43%

LPL Financial – Omnibus Customer Account 9785 Towne Centre Dr. San Diego, CA 92121-1968	Class F:	12.55%

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class F:	36.58%

Raymond James & Associates Inc. FBO Doris Travis Avenue L Matamoras, PA 18336-1602	Class F:	22.09%

Raymond James & Associates Inc. FBO Ruth S. Miller 917 Farmingdale Rd Lancaster, PA 17601-2606	Class F:	12.04%

Wells Fargo Advisors LLC (PCG) Omnibus – Special Custody Acct for the Exclusive Benefit of Customers (2801 Market Street, Saint Louis, MO 63103-2523) 901E Byrd St. PO Box 1745 Richmond, VA 23218-1745	Class A:	8.48%

As of January 6, 2010, to the best of our knowledge, the only persons or entities who owned of record or were known by the New York Tax Free Fund to own beneficially 5% or more of the specified class of the Fund’s outstanding shares were as follows:

New York Fund

Citigroup Global Markets Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	Class A: Class C:	8.76 16.73	% %

MLPF&S for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-6484	Class A: Class C: Class F:	10.65 38.89 94.33	% % %

Morgan Stanley & Co. Harborside Financial Center, Plaza II, 3rd Floor Jersey City, NJ 07311-3907	Class A: Class C:	6.06 7.85	% %

Wells Fargo Advisors LLC (PCG) Omnibus – Special Custody Acct for the Exclusive Benefit of Customers (2801 Market Street, Saint Louis, MO 63103-2523) 901E Byrd St. PO Box 1745 Richmond, VA 23218-1745	Class A: Class C:	16.45 7.38	% %

As of January 4, 2010, the Income Fund’s officers as a group, owned 10.46% of Class A shares of the New Jersey Tax Free Fund’s outstanding shares. The Income Trust’s officers and trustees, as a group, owned less than 1% of each class of the Trust’s outstanding shares.

5.

Investment Advisory and Other Services

Investment Adviser

As described under “Management and Organization of the Fund” in the prospectus, Lord Abbett is the Income Fund’s and the Income Trust’s investment adviser. Lord Abbett is a privately held investment manager. The address of Lord Abbett is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreements between Lord Abbett and each of the Income Fund and the Income Trust, Lord Abbett is entitled to an annual management fee based on each Fund’s average daily net assets. The management fee is allocated to each class of shares based upon the relative proportion of the Fund’s net assets represented by that class. The management fee is accrued daily and payable monthly.

The management fee for each Fund, except the Intermediate Fund, Short Duration Tax Free Fund, and High Yield Municipal Bond Fund, is calculated at the following annual rate:

0.45% on the first $1 billion of average daily net assets;

0.40% on the next $1 billion of average daily net assets; and

0.35% on average daily net assets over $2 billion.

The management fee for the Intermediate Fund and Short Duration Tax Free Fund is calculated at the following annual rate:

0.40% on the first $2 billion of average daily net assets;

0.375% on the next $3 billion of average daily net assets; and

0.35% on average daily net assets over $5 billion.

The management fee for the High Yield Municipal Bond Fund is calculated at the following annual rate:

0.50% on the first $1 billion of average daily net assets;

0.45% on the next $1 billion of average daily net assets; and

0.40% on average daily net assets over $2 billion.

Each Fund’s net expense ratio, after taking into account deduction for the Interest and Related Expenses* are as follows:

Fund	Class A	Class B	Class C	Class F	Class I	Class P

National Fund	0.77%	1.57%	1.44%	0.67%	0.57%	1.02%
California Fund	0.78%	N/A	1.48%	0.68%	N/A	1.03%
Connecticut Fund	0.81%	N/A	N/A	0.71%	N/A	1.06%
Hawaii Fund	0.80%	N/A	N/A	0.70%	N/A	1.05%
Missouri Fund	0.80%	N/A	N/A	0.70%	N/A	1.05%
New Jersey Fund	0.81%	N/A	N/A	0.71%	N/A	1.06%
New York Fund	0.78%	N/A	1.45%	0.68%	N/A	1.03%
Intermediate Fund	0.72%	1.52%	1.47%	0.62%	N/A	0.97%
Short Duration Tax Free Fund	0.75%	1.55%	1.55%	0.65%	0.55%	N/A
Georgia Trust	0.82%	N/A	N/A	0.72%	N/A	1.07%
High Yield Municipal Bond	0.84%	1.64%	1.54%	0.74%	0.64%	1.09%
Pennsylvania Trust	0.84%	N/A	N/A	0.74%	N/A	1.09%

*	Interest and Related Expenses (“interest expense”) from Inverse Floaters include certain expenses and fees related to the Fund’s investments in inverse floaters (also known as “residual interest bonds”). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund’s net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund’s Total Other Expenses and Total Operating Expenses in the table and the Example in each Fund’s prospectus.

The management fees payable to, reimbursed by, and collected by Lord Abbett for the past three fiscal years ended September 30 were as follows:

FUND	Year Ended September 30, 2009
	Gross Management Fees	Management Fees Waived	Net Management Fees

National Fund	$3,959,209	$—	$3,959,209
California Fund	$736,799	$—	$736,799
Connecticut Fund	$529,500	$—	$529,500
Hawaii Fund	$534,481	$—	$534,481
Missouri Fund	$696,308	$—	$696,308
New Jersey Fund	$524,607	$—	$524,607
New York Fund	$1,091,400	$—	$1,091,400
Intermediate Fund	$2,742,857	$—	$2,742,857
Short Duration Tax Free Fund[1]	$752,466	$—	$752,466
Georgia Trust	$532,331	$—	$532,331
High Yield Municipal Bond Fund	$4,720,966	$—	$4,720,966
Pennsylvania Trust	$387,988	$—	$387,988

[1]	The Short Duration Tax Free Fund commenced investment operations on 12/12/2008.

FUND	Year Ended September 30, 2008
	Gross Management Fees	Management Fees Waived	Net Management Fees

National Fund	$3,827,615	$—	$3,827,615
California Fund	$744,550	$—	$744,550
Connecticut Fund	$599,373	$—	$599,373
Hawaii Fund	$512,512	$—	$512,512
Missouri Fund	$720,513	$—	$720,513
New Jersey Fund	$566,302	$—	$566,302
New York Fund	$1,212,053	$—	$1,212,053
Intermediate Fund	$485,589	$(485,589)	$—
Georgia Trust	$585,530	$—	$585,530
High Yield Municipal Bond Fund	$6,184,721	$—	$6,184,721
Pennsylvania Trust	$417,962	$—	$417,962

FUND	Year Ended September 30, 2007
	Gross Management Fees	Management Fees Waived	Net Management Fees

National Fund	$2,616,611	$—	$2,616,611
California Fund	$770,374	$—	$770,374
Connecticut Fund	$520,749	$—	$520,749
Hawaii Fund	$434,845	$—	$434,845
Missouri Fund	$718,902	$—	$718,902
New Jersey Fund	$587,303	$—	$587,303
New York Fund	$1,162,206	$—	$1,162,206
Intermediate Fund	$58,146	$(58,146)	$—
Georgia Trust	$583,684	$—	$583,684
High Yield Municipal Bond Fund	$6,842,396	$—	$6,842,396
Pennsylvania Trust	$425,904	$—	$425,904

Lord Abbett is voluntarily waiving a portion of its management fee payable by the Intermediate Fund so that the Fund’s total net operating expenses do not exceed an aggregate annualized rate of 0.63% of average daily net assets for Class A shares, 1.43% of average daily net assets for Class B shares, 1.35% of average daily net assets for Class C shares, 0.53% of average daily net assets for Class F shares, and 0.88% of average daily net assets for Class P shares. Lord Abbett may stop the voluntary waiver or change the level of such waiver at any time.

Lord Abbett is voluntarily waiving a portion of its management fee payable by the Short Duration Tax Free Fund so that the Fund’s total net operating expenses do not exceed an aggregate annualized rate of 0.57% of average daily net assets for Class A shares, 1.37% of average daily net assets for Class C shares, 0.47% of average daily net assets for Class F shares, and 0.37% of average daily net assets for Class I shares. Lord Abbett may stop the voluntary waiver or change the level of such waiver at any time.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, Independent Directors’/Trustees’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

Administrative Services

Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund. Under the Agreement, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of 0.04%. The administrative services fee is allocated to each class of shares based upon the relative proportion of the Fund’s net assets represented by that class.

The administrative services fees paid to Lord Abbett by each Fund for the last three fiscal years ended September 30 were as follows:

Fund	2009	2008	2007

National Fund	$352,043	$340,232	$232,588
California Fund	$65,493	$66,182	$68,478
Connecticut Fund	$47,067	$53,278	$46,289
Hawaii Fund	$47,509	$45,557	$38,653
Missouri Fund	$61,894	$64,046	$63,902
New Jersey Fund	$46,632	$50,338	$52,205
New York Fund	$97,013	$107,738	$103,307
Intermediate Fund	$274,286	$48,559	$5,815
Short Duration Tax Free Fund[1]	$75,246	N/A	N/A
Georgia Trust	$47,318	$52,047	$51,883
High Yield Municipal Bond Fund	$379,624	$505,309	$563,768
Pennsylvania Trust	$34,488	$37,152	$37,858

[1]	The Short Duration Tax Free Fund commenced investment operations on 12/12/2008.

Portfolio Managers

As stated in the prospectus, each Fund is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.

Daniel S. Solender heads the investment management team of the Funds. Mr. Solender and Peter Scott Smith (a senior team member) are jointly and primarily responsible for the day-to-day management of the National Fund, California Fund, Connecticut Fund, Hawaii Fund, Missouri Fund, New Jersey Fund, New York Fund, High Yield Municipal Bond Fund, Georgia Trust, and Pennsylvania Trust. Mr. Solender and Daniel T. Vande Velde (a senior team member) are jointly and primarily responsible for the day-to-day management of Intermediate Fund and Short Duration Tax Free Fund.

The following table indicates for each Fund as of September 30, 2009 (or another date, if indicated): (1) the number of other accounts managed by each portfolio manager who is jointly and/or primarily responsible for the day-to-day management of that Fund within certain categories of investment vehicles; and (2) the total net assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total net assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses retirement and benefit plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by financial intermediaries unaffiliated with Lord Abbett. (The data shown below are approximate.)

Fund	Name	Other Accounts Managed (# and Total Net Assets+)*
		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

National Fund	Daniel S. Solender	11 / $4,691.2	0 / 0	7,647 / $6,420.3
	Peter Scott Smith	5 / $3,115.8	0 / 0	0 / 0

California Fund	Daniel S. Solender	11 / $5,565.4	0 / 0	7,647 / $6,420.3
	Peter Scott Smith	5 / $3,989.9	0 / 0	0 / 0

Connecticut Fund	Daniel S. Solender	11 / $5,637.5	0 / 0	7,647 / $6,420.3
	Peter Scott Smith	6 / $4,185.1	0 / 0	0 / 0

Hawaii Fund	Daniel S. Solender	11 / $5,630.3	0 / 0	7,647 / $6420.3
	Peter Scott Smith	5 / $4,054.8	0 / 0	0 / 0

Fund	Name	Other Accounts Managed (# and Total Net Assets+)*
		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Missouri Fund	Daniel S. Solender	11 / $5,588.1	0 / 0	7,647 / $6,420.3
	Peter Scott Smith	5 / $4,012.6	0 / 0	0 / 0
New Jersey Fund	Daniel S. Solender	11 / $5,630.2	0 / 0	7,647 / $6,420.3
	Peter Scott Smith	6 / $4,185.1	0 / 0	0 / 0
New York Fund	Daniel S. Solender	11 / $5,488.4	0 / 0	7,647 / $6,420.3
	Peter Scott Smith	6 / $4,185.1	0 / 0	0 / 0
Intermediate Fund	Daniel S. Solender	11 / $4,680.2	0 / 0	7,647 / $6,420.3
	Daniel T. Vande Velde	6 / $1,575.5	0 / 0	0 / 0
Short Duration Tax Free Fund	Daniel S. Solender	11 / $4,935.8	0 / 0	7,647 / $6,420.3
	Daniel T. Vande Velde	6 / $1,831.0	0 / 0	0 / 0
Georgia Trust	Daniel S. Solender	11 / $5,630.8	0 / 0	7,647 / $6,420.3
	Peter Scott Smith	6 / $4,185.1	0 / 0	0 / 0
High Yield Municipal Bond Fund	Daniel S. Solender	11 / $4,223.3	0 / 0	7,647 / $6,420.3
	Peter Scott Smith	5 / $2,647.8	0 / 0	0 / 0
Pennsylvania Trust	Daniel S. Solender	11 / $5,665.6	0 / 0	7,647 / $6,420.3
	Peter Scott Smith	6 / $4,185.1	0 / 0	0 / 0

+	Total net assets are in millions.
*	Included in the number of accounts and total net assets are 0 accounts with respect to which the management fee is based on the performance of the account.

Conflicts of Interest

Conflicts of interest may arise in connection with the portfolio managers’ management of the investments of the Funds and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning a Fund’s transactions to the advantage of other accounts and to the detriment of the Funds. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Funds. Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers’ management of the investments of the Funds and the investments of the other accounts referenced in the table above.

Compensation of Portfolio Managers

When used in this section, the term “fund” refers to the Funds, as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager. Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions. The level of base compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors. These factors include the portfolio manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns and similar factors. In considering the portfolio manager’s investment results, Lord Abbett’s senior management may evaluate the Fund’s performance against one or more benchmarks from among the Fund’s primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager’s other accounts, and other indexes within the one or more of the Fund’s peer groups maintained by rating agencies, as well as the Fund’s peer group. In particular, investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s team. Lord Abbett does not manage hedge funds. In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager’s profit sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Holdings of Portfolio Managers

The following table indicates for each Fund the dollar range of shares beneficially owned by the portfolio managers who are jointly and/or primarily responsible for the day-to-day management of that Fund, as of September 30, 2009 (or another date, if indicated).

This table includes the value of shares beneficially owned by such portfolio managers through 401(k) plans and certain other plans or accounts, if any.

Fund	Name	Dollar Range of Shares in the Funds
		None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
National Fund	Daniel S. Solender	X
	Peter Scott Smith	X

California Fund	Daniel S. Solender	X
	Peter Scott Smith	X

Connecticut Fund	Daniel S. Solender	X
	Peter Scott Smith	X

Hawaii Fund	Daniel S. Solender	X
	Peter Scott Smith	X

Missouri Fund	Daniel S. Solender	X
	Peter Scott Smith	X

New Jersey Fund	Daniel S. Solender		X
	Peter Scott Smith	X

New York Fund	Daniel S. Solender	X
	Peter Scott Smith	X

Intermediate Fund	Daniel S. Solender	X
	Daniel T. Vande Velde	X

Short Duration Tax Free Fund	Daniel S. Solender			X
	Daniel T. Vande Velde	X

Georgia Trust	Daniel S. Solender	X
	Peter Scott Smith	X

High Yield Municipal Bond Fund	Daniel S. Solender			X
	Peter Scott Smith		X

Pennsylvania Trust	Daniel S. Solender	X
	Peter Scott Smith	X

Principal Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for each Fund.

Custodian and Accounting Agent

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111-2900, is each Fund’s custodian. The custodian pays for and collects proceeds of securities bought and sold by the Funds and attends to the collection of principal and income. State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates each Fund’s NAV.

Transfer Agent

DST Systems, Inc., 210 West 10th St. Kansas City, MO 64105, serves as the transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement for the Funds.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, is the independent registered public accounting firm of the Funds and must be approved at least annually by the Funds’ Board to continue in such capacity. Deloitte & Touche LLP performs audit services for the Funds, including the examination of financial statements included in the Funds’ annual report to shareholders.

6.

Brokerage Allocations and Other Practices

Portfolio Transactions and Brokerage Allocations

Investment and Brokerage Discretion. Each Fund’s Management Agreement authorizes Lord Abbett to place orders for the purchase and sale of portfolio securities. In doing so, Lord Abbett seeks to obtain “best execution” on all portfolio transactions. This means that Lord Abbett seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions, and taking into account the full range and quality of the broker-dealers’ services. To the extent consistent with obtaining best execution, a Fund may pay a higher commission than some broker-dealers might charge on the same transaction. Lord Abbett is not obligated to obtain the lowest commission rate available for a portfolio transaction exclusive of price, service and qualitative considerations.

Selection of Brokers and Dealers. The policy on best execution governs the selection of broker-dealers and selection of the market and/or trading venue in which to execute the transaction. Normally, traders who are employees of Lord Abbett make the selection of broker-dealers. These traders are responsible for seeking best execution. They also conduct trading for the accounts of other Lord Abbett investment management clients, including investment companies, institutions and individuals. To the extent permitted by law, a Fund, if Lord Abbett considers it advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund or client without the intervention of any broker-dealer.

Fixed Income Securities. To the extent a Fund purchases or sells fixed-income securities, the Fund generally will deal directly with the issuer or through a primary market-maker acting as principal on a net basis. When dealing with a broker-dealer serving as a primary market-maker, a Fund pays no brokerage commission but the price, which reflects the spread between the bid and ask prices of the security, usually includes undisclosed compensation and may involve the designation of selling concessions. A Fund may also purchase fixed-income securities from underwriters at prices that include underwriting fees.

Equity Securities. Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the U.S., these commissions are negotiated. Traditionally, commission rates have not been negotiated on stock markets outside the U.S. While an increasing number of overseas stock markets have adopted a system of negotiated rates or ranges of rates, however, a small number of markets continue to be subject to a non-negotiable schedule of minimum commission rates. To the extent a Fund invests in equity securities, it ordinarily will purchase such securities in its primary trading markets, whether such securities are traded OTC or listed on a stock exchange, and purchase listed securities in the OTC market if such market is deemed the primary market. A Fund may purchase newly issued securities from underwriters, and the price of such transaction usually will include a concession paid to the underwriter by the issuer. When purchasing from dealers serving as market makers, the purchase price paid by a Fund may include the spread between the bid and ask prices of the security.

Evaluating the Reasonableness of Brokerage Commissions Paid. Each Fund pays a commission rate that Lord Abbett believes is appropriate under the circumstances. While Lord Abbett seeks to pay competitive commission rates, a Fund will not necessarily be paying the lowest possible commissions on particular trades if Lord Abbett believes that the Fund has obtained best execution and the commission rates paid by the Fund are reasonable in relation to the value of the services received. Such services include, but are not limited to, showing the Fund trading opportunities, a willingness and ability to take principal positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, providing and/or facilitating Lord Abbett’s use of proprietary and third party research, confidential treatment, promptness and reliability. Lord Abbett may view the value of these services in terms of either a particular transaction or multiple transactions on behalf of one or more accounts that it manages.

On a continuing basis, Lord Abbett seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of a Fund and its other clients. In evaluating the reasonableness of commission rates, Lord Abbett may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business done with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; (g) the value of any research products and services that may be made available to Lord Abbett based on its placement of transactions with the broker-dealer; and (h) rates paid by other institutional investors based on available public information.

Research Products and Services. The federal securities laws permit an investment adviser, under certain circumstances, to cause the accounts it manages to pay a broker-dealer a commission for effecting a transaction that exceeds the amount another broker-dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker-dealer. For this purpose, brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody).

Brokerage and research services may be supplied to Lord Abbett by the executing broker-dealer or by a third party at the direction of the broker-dealer through which portfolio transaction orders are placed. Research services may be provided by the executing broker-dealer to Lord Abbett in written form or through direct contact with individuals, including telephone contacts and meetings with securities analysts, economists, portfolio company management representatives and industry spokespersons and may include information on the economy, securities markets and other types of information that assist in the evaluation of investments. Examples of research-oriented services for which Lord Abbett might pay with Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.

Lord Abbett does not attempt to allocate to any particular client account the relative costs or benefits of brokerage and research services received from a broker-dealer. Rather, Lord Abbett believes that any brokerage and research services received from a broker-dealer are, in the aggregate, of assistance to Lord Abbett in fulfilling its overall responsibilities to its clients. Accordingly, Lord Abbett may use brokerage and research services received from broker-dealers in servicing all of its accounts, and not all of such services will necessarily be used by Lord Abbett in connection with its management of the Funds. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with its management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with its advisory services to such other accounts.

Lord Abbett believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds. Receipt of independent investment research allows Lord Abbett to supplement its own internal research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Lord Abbett subjects all outside research material and information received to its own internal analysis before incorporating such content into its investment process. As a practical matter, Lord Abbett considers independent investment research services to be supplemental to its own research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce its own research efforts. Any investment advisory or other fees paid by a Fund to Lord Abbett are not reduced as a result of Lord Abbett’s receipt of research services. It is unlikely that Lord Abbett would attempt to generate all of the information presently provided by broker-dealers and third party research services in part because there would no longer be an independent, supplemental viewpoint. Also the expenses of Lord Abbett would be increased substantially if it attempted to generate such additional information through its own staff or if it paid for these products or services itself. To the extent that research services of value are provided by or through such broker-dealers, Lord Abbett will not have to pay for such services itself. These circumstances give rise to potential conflicts of interest, which Lord Abbett manages by following internal procedures designed to ensure that the value, type and quality of any products or services it receives from broker-dealers are permissible under the federal securities laws, including relevant regulatory interpretations thereof.

Certain of the brokerage and research services Lord Abbett receives are proprietary to the broker-dealer supplying them and provided in connection with a particular transaction or furnished by broker-dealers on their own initiative and may not have an explicit cost associated with such product or service. In addition, Lord Abbett may purchase proprietary broker-dealer research or third party research with its own resources.

Mixed-Use Products and Services. In some cases, Lord Abbett may receive a product or service from a broker-dealer that has both a “research” and a “non-research” use. When this occurs, Lord Abbett makes a good faith allocation between the research and non-research uses of the product or service. The percentage of the product or service Lord Abbett uses for research purposes may be paid for with client commissions, while Lord Abbett will use its own funds to pay for the percentage of the product or service that it uses for non-research purposes. In making this good faith allocation, Lord Abbett faces a potential conflict of interest, but Lord Abbett believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such products or services to their research and non-research uses.

Allocation of Brokerage Commissions. Lord Abbett periodically assesses the contributions of the equity brokerage and research services provided by broker-dealers and creates a ranking of broker-dealers reflecting these assessments. Portfolio managers and research analysts each evaluate the services they receive from broker-dealers and make judgments as to the value and quality of such services. These assessments may affect the extent to which Lord Abbett trades with a broker-dealer, although the actual amount of transactions placed with a particular broker-dealer may not directly reflect its ranking in the voting process. Lord Abbett periodically monitors the allocation of equity trading among broker-dealers.

Lord Abbett may select broker-dealers that provide brokerage and research products and services in order to ensure the continued receipt of such products and services which Lord Abbett believes are useful in its investment decision-making process. Further, Lord Abbett may have an incentive to execute trades through certain of such broker-dealers with which it has negotiated more favorable arrangements for Lord Abbett to receive research or other services. In order to manage these conflicts of interest, Lord Abbett has adopted internal procedures that are designed to ensure that its primary objective in the selection of a broker-dealer is to seek best execution for the portfolio transaction.

Lord Abbett’s arrangements for research or brokerage services do not involve any commitment by Lord Abbett or a Fund regarding the allocation of brokerage business to or among any particular broker-dealer. Rather, Lord Abbett executes portfolio transactions only when they are dictated by investment decisions to purchase or sell portfolio securities. Each Fund is prohibited from compensating a broker-dealer for promoting or selling Fund shares by directing the Fund’s portfolio transactions to the broker-dealer or directing any other remuneration to the broker-dealer, including commissions, mark-ups, mark downs or other fees, resulting from the Fund’s portfolio transactions executed by a different broker-dealer. Each Fund is permitted to effect portfolio transactions through broker-dealers that also sell shares of the Lord Abbett Funds, provided that Lord Abbett does not consider sales of shares of the Lord Abbett Funds as a factor in the selection of broker-dealers to execute portfolio transactions. Thus, whether a particular broker-dealer sells shares of the Lord Abbett funds is not a factor considered by Lord Abbett when selecting broker-dealers for portfolio transactions and any such sales neither qualifies nor disqualifies the broker-dealer from executing portfolio transactions for a Fund.

Lord Abbett normally seeks to combine or “batch” purchases or sales of a particular security placed at or about the same time for similarly situated accounts, including a Fund, to facilitate “best execution” and to reduce other transaction costs, if relevant. All accounts included in a batched transaction through a broker-dealer that provides Lord Abbett with research or other services pay the same commission rate, regardless of whether one or more accounts has prohibited Lord Abbett from receiving any credit toward such services from its commissions. Each account that participates in a particular batched order, including a Fund, will do so at the average share price for all transactions related to that order.

Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata). Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account. In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time. Lord Abbett also may not use a pro-rata allocation approach when making initial investments for newly established accounts for the purpose of seeking to fully invest such accounts as promptly as possible.

At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when an individually-managed account client directs it to use a particular broker-dealer for a trade (sometimes referred to as “directed accounts”), or when Lord Abbett is placing transactions for separately managed account programs (sometimes referred to as “wrap” or “SMA” programs). In addition, some broker-dealers who have negotiated an arrangement with Lord Abbett for the provision of brokerage and research services may offer a lower commission rate for client accounts not participating in such arrangement (“non-participating accounts”). It is Lord Abbett’s policy, however, to seek to include non-participating accounts in batched trades, as Lord Abbett believes these non-participating accounts would receive overall better execution notwithstanding the fact that the non-participating account may be able to pay a lower commission rate if it were not included in the batched trade.

When it does not batch purchases and sales, Lord Abbett usually uses a rotation process for placing equity transactions on behalf of the different groups of accounts or products with respect to which transactions are communicated to the trading desk or placed at or about the same time. When transactions for all accounts using a particular investment strategy are communicated to the trading desk at or about the same time, Lord Abbett generally will place trades first for transactions on behalf of the Lord Abbett funds and non-directed individually-managed institutional accounts, second for SMA programs, by program, and finally for directed accounts. However, Lord Abbett may determine in its sole discretion to place transactions for one group of accounts (e.g., directed accounts or SMA programs) before or after the remaining accounts based on a variety of factors, including size of overall trade, the broker-dealer’s commitment of capital, liquidity or other conditions of the market and confidentiality. In some cases, however, Lord Abbett’s batching, allocation and rotation procedures may have an adverse effect on the size of the position purchased for or sold by a particular account or the price paid or received by certain accounts. Lord Abbett’s trading practices are intended to avoid systematically favoring one product or group of accounts over another and to provide fair and equitable treatment over time for all products and clients.

Brokerage Commissions Paid to Independent Broker-Dealer Firms. Each Fund paid total brokerage commissions on transactions of securities to independent broker-dealer firms as follows for the past three fiscal years:

Fund	Fiscal Year Ended September 30,
	2009	2008	2007
National Fund	$10,094	$7,096	$6,604
California Fund	$2,131	$2,290	$1,738
Connecticut Fund	$2,214	$2,390	$1,366
Hawaii Fund	$1,650	$1,127	$913
Missouri Fund	$1,632	$1,844	$2,209
New Jersey Fund	$1,903	$1,882	$1,289
New York Fund	$3,099	$3,544	$2,538
Intermediate Fund	$3,345	$908	$0
Short Duration Tax Free Fund[1]	N/A	N/A	N/A
Georgia Trust	$2,259	$2,425	$1,588
High Yield Municipal Bond Fund	$18,611	$33,219	$36,651
Pennsylvania Trust	$499	$559	$892

[1]	The Short Duration Tax Free Fund commenced investment operations on 12/12/2008.

Lord Abbett purchased third party research services with its own resources during the fiscal years ended September 30, 2009, 2008, and 2007.

For the fiscal years ended September 30, 2009, 2008, and 2007, there were no brokerage commissions paid by the Funds for directed brokerage transactions to brokers for research services.

All such portfolio transactions were conducted on a “best execution” basis, as discussed above. The provision of research services was not necessarily a factor in the placement of all such transactions.

Regular Broker-Dealers. During the fiscal year ended September 30, 2009, the Funds did not acquire securities of a regular broker or dealer (as defined in Rule 10b-1 under the Act), or the parent of a regular broker or dealer, that derived more than 15% of its gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser.

7.

Classes of Shares

Each Fund offers investors different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. Investors should read this section carefully to determine which class represents the best investment option for their particular situation.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter, unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund. However, Rule 18f-2 exempts the selection of the independent registered public accounting firm, the approval of a contract with a principal underwriter, and the election of directors/trustees from the separate voting requirements.

Each Fund does not hold annual meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act. Under the Income Trust’s Declaration and Agreement of Trust (“Declaration”), shareholder meetings may be called (i) at any time by certain officers of the Income Trust or by a majority of the Trustees for the purpose of taking action upon any matter requiring the vote or authority of a Fund’s shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of the Fund’s outstanding shares and entitled to vote at the meeting. The Income Fund’s By-Laws provide that the Income Fund shall not hold an annual meeting of its shareholders in any year unless the election of directors is required to be acted on by shareholders under the Act, or unless called by a majority of the Board or by shareholders holding at least one quarter of the stock of the Income Fund outstanding and entitled to vote at the meeting. A special meeting may be held if called by the Chairman of the Board, by a majority of the Board of Directors, or by shareholders holding at least one quarter of the stock of the Income Fund outstanding and entitled to vote at the meeting.

Shareholder Liability. Delaware law provides that the Income Trust’s shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private for profit corporations. The courts of some states, however, may decline to apply Delaware law on this point. The Declaration contains an express disclaimer of shareholder liability for the acts, obligations, or affairs of the Income Trust and requires that a disclaimer be given in each contract entered into or executed by the Income Trust. The Declaration provides for indemnification out of the Income Trust’s property of any shareholder or former shareholder held personally liable for the obligations of the Income Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. Lord Abbett believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Under the Declaration, the Trustees may, without shareholder vote, cause the Income Trust to merge or consolidate into, or sell and convey all or substantially all of, the assets of the Income Trust to one or more trusts, partnerships or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Income Trust’s registration statement. In addition, the Trustees may, without shareholder vote, cause the Income Trust to be incorporated under Delaware law or organize another entity in which the Income Trust will have an interest to take over some or all of the Trust’s property or carry on the Trust’s business.

Derivative actions on behalf of the Income Trust may be brought only by shareholders owning not less than 50% of the then outstanding shares of the Income Trust and if the shareholders have requested that the Trustees take such action and the Trustees failed or refused to do so for a period of 60 days.

Class A Shares. If you buy Class A shares, you pay an initial sales charge on investments of less than $1 million (or $500,000 in the case of Intermediate Fund and Short Duration Tax Free Fund) or on investments that do not qualify under the other categories listed under “Net Asset Value Purchases of Class A Shares” discussed below. If you purchase Class A shares as part of an investment of at least $1 million (or $500,000 in the case of the Intermediate Fund and Short Duration Tax Free Fund) in shares of one or more Lord Abbett-sponsored funds, you will not pay an initial sales charge, but, subject to certain exceptions, if you redeem any of those shares before the first day of the month in which the one-year anniversary of your purchase falls, you may pay a contingent deferred sales charge (“CDSC”) of 1%. Class A shares are subject to service and distribution fees at an annual rate of 0.20% of the average daily NAV of the Class A shares. Other potential fees and expenses related to Class A shares are described in the prospectus and below.

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the sixth anniversary of buying them, you will normally pay a CDSC to Lord Abbett Distributor. That CDSC varies depending on how long you own shares. Class B shares are subject to service and distribution fees at an annual rate of 1% of the average daily NAV of the Class B shares. Other potential fees and expenses related to Class B shares are described in the prospectus and below.

Conversions of Class B Shares. The conversion of Class B shares after approximately the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax advisor, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative NAV of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.

Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the first anniversary of buying them, you will normally pay a CDSC of 1% to Lord Abbett Distributor. Class C shares are subject to service and distribution fees at a blended rate calculated based on (1) a service fee of 0.25% and a distribution fee of 0.75% of the Fund’s average daily net assets attributable to shares held for less than one year and (2) a service fee of 0.25% and a distribution fee of 0.55% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear service and distribution fees at the same rate. Other potential fees and expenses related to Class C shares are described in the prospectus and below.

Class F Shares. If you buy Class F shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC. Class F shares are subject to service and distribution fees at an annual rate of 0.10% of the average daily net assets of the Class F shares. Class F shares generally are available to investors participating in fee-based programs that have (or whose trading agents have) an agreement with Lord Abbett Distributor and to certain investors that are clients of certain registered investment advisors that have an agreement with Lord Abbett Distributor, if it so deems appropriate. Other potential fees and expenses related to Class F shares are described in the prospectus and below.

Class I Shares. If you buy Class I shares, you pay no sales charges or 12b-1 service or distribution fees.

Class P Shares. If you buy Class P shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC. Class P shares are subject to service and distribution fees at an annual rate of 0.45% of the average daily NAV of the Class P shares. Class P shares are offered only on a limited basis through certain financial intermediaries. Class P shares are closed to substantially all new investors. However, shareholders that held Class P shares as of October 1, 2007 may continue to hold their Class P shares and may make additional purchases. Class P shares may be redeemed at NAV by existing shareholders, or may be exchanged for shares of another class provided applicable eligibility requirements and sales charges for the other share class are satisfied. Class P shares are also available for orders made by or on behalf of a financial intermediary for clients participating in an IRA rollover program sponsored by the financial intermediary that operates the program in an omnibus recordkeeping environment and has entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders.

Rule 12b–1 Plan

Each Fund has adopted an Amended and Restated Joint Distribution Plan pursuant to Rule 12b-1 under the Act for all of the Fund’s share classes except Class I shares (the “Plan”). The principal features of the Plan are described in the prospectus; however, this SAI contains additional information that may be of interest to investors. The Plan is a compensation plan, allowing each applicable class to pay a fixed fee to Lord Abbett Distributor that may be more or less than the expenses Lord Abbett Distributor actually incurs for using reasonable efforts to secure purchasers of Fund shares. These efforts may include, but neither are required to include nor are limited to, the following: (a) making payments to authorized institutions in connection with sales of shares and/or servicing of accounts of shareholders holding shares; (b) providing continuing information and investment services to shareholder accounts not serviced by authorized institutions receiving a service fee from Lord Abbett Distributor hereunder and otherwise to encourage shareholder accounts to remain invested in the shares; and (c) otherwise rendering service to a Fund, including paying and financing the payment of sales commissions, service fees and other costs of distributing and selling shares. In adopting the Plan and in approving its continuance, the Boards have concluded that there is a reasonable likelihood that the Plan will benefit each applicable class and its shareholders. The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case. Under the Plan, each applicable class compensates Lord Abbett Distributor for financing activities primarily intended to sell shares of the applicable Fund. These activities include, but are not limited to, the preparation and distribution of advertising material and sales literature and other marketing activities. Lord Abbett Distributor also uses amounts received under the Plan, as described in the prospectus, for payments to dealers and other agents for (i) providing continuous services to shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Fund.

The Plan provides that the maximum payments that may be authorized by the Board for Class A shares are 0.50%; for Class P shares, 0.75%; and Class B, Class C, and Class F shares, 1.00%; however, the Board has approved payments of 0.20% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares, 0.10% for Class F shares, and 0.45% for Class P shares. The Fund may not pay compensation where tracking data is not available for certain accounts or where the authorized institution waives part of the compensation. In such cases, the Funds will not require payment of any otherwise applicable CDSC.

The amounts paid by each applicable class of a Fund to Lord Abbett Distributor pursuant to the Plan for the fiscal year ended September 30, 2009 were as follows:

Fund	Class A	Class B	Class C	Class F	Class P
National Fund	$1,505,745	$168,804	$838,120	$14,719	N/A
California Fund	$278,880	N/A	$191,911	$2,925	N/A
Connecticut Fund	$229,731	N/A	N/A	$2,801	N/A
Hawaii Fund	$234,411	N/A	N/A	$1,562	N/A
Missouri Fund	$308,678	N/A	N/A	$396	N/A
New Jersey Fund	$232,098	N/A	N/A	$530	N/A
New York Fund	$417,913	N/A	$280,729	$1,482	N/A
Intermediate Fund	$1,075,137	$43,353	$936,535	$45,239	$53
Short Duration Tax Free Fund[1]	$269,261	N/A	$292,047	$23,743	N/A
Georgia Trust	$230,724	N/A	N/A	$2,934	N/A
High Yield Municipal Bond Fund	$1,188,399	$84	$2,674,254	$38,307	$38
Pennsylvania Trust	$172,073	N/A	N/A	$177	N/A

[1]	The Short Duration Tax Free Fund commenced investment operations on 12/12/2008.

The Plan requires the Boards to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan for each class, the purposes for which such expenditures were made, and any other information the Boards reasonably request to enable them to make an informed determination of whether the Plan should be continued. The Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the Directors/Trustees, including a majority of the Directors/Trustees who are not interested persons of the Income Fund or Income Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (“Outside Directors/Trustees”), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder for each class without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the Directors/Trustees, including a majority of the Outside Directors/Trustees. As long as the Plan is in effect, the selection or nomination of Outside Directors/Trustees is committed to the discretion of the Outside Directors/Trustees.

One Director/Trustee, Thomas J. Neff, may be deemed to have an indirect financial interest in the operation of the Plan. Mr. Neff, an Independent Director/Trustee of the Funds, also is a director of Hewitt Associates, Inc. and owns less than

0.03% of the outstanding shares of Hewitt Associates, Inc. Hewitt Associates, Inc. is a global human resources outsourcing and consulting firm with approximately $3.0 billion in revenue in fiscal 2009. Hewitt Financial Services LLC, a subsidiary of Hewitt Associates, Inc., may receive payments from the Plan of the Funds and/or other Lord Abbett-sponsored funds. In the twelve months ended October 31, 2009, Hewitt Financial Services LLC received 12b-1 payments totaling approximately $17,662.13 from all of the Lord Abbett-sponsored funds in the aggregate.

Payments made pursuant to the Plan are subject to any applicable limitations imposed by rules of the Financial Industry Regulatory Authority, Inc. The Plan terminates automatically if it is assigned. In addition, the Plan may be terminated with respect to a class at any time by vote of a majority of the Outside Directors/Trustees or by vote of a majority of the outstanding voting securities of the applicable class.

CDSC. A CDSC applies upon early redemption of shares for certain classes, and (i) will be assessed on the lesser of the NAV of the shares at the time of the redemption or the NAV when the shares were originally purchased, and (ii) will not be imposed on the amount of your account value represented by the increase in NAV over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions) and upon early redemption of shares. In the case of Class A shares, this increase is represented by shares having an aggregate dollar value in your account. In the case of Class B and C shares, this increase is represented by that percentage of each share redeemed where the NAV exceeded the initial purchase price.

Class A Shares. As stated in the prospectus, subject to certain exceptions, if you buy Class A shares of the Fund under certain purchases with a front-end sales charge waiver or if you acquire Class A shares of the Fund in exchange for Class A shares of another Lord Abbett fund subject to a CDSC, and you redeem any of the Class A shares before the first day of the month in which the one-year anniversary of your purchase falls, a CDSC of 1% normally will be collected.

Class B Shares (National Fund, Intermediate Fund, and High Yield Municipal Bond Fund only). As stated in the prospectus, subject to certain exceptions, if Class B shares of the National Fund, Intermediate Fund or High Yield Municipal Bond Fund (or Class B shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) are redeemed out of the Lord Abbett-sponsored funds for cash before the sixth anniversary of their purchase, a CDSC will be deducted from the redemption proceeds. The Class B CDSC is paid to Lord Abbett Distributor to reimburse its expenses, in whole or in part, for providing distribution-related services to each Fund in connection with the sale of Class B shares.

To minimize the effects of the CDSC or to determine whether the CDSC applies to a redemption, each Fund redeems Class B shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held on or after the sixth anniversary of their purchase, and (3) shares held the longest before such sixth anniversary.

The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Anniversary of the Day on Which the Purchase Order was Accepted	CDSC on Redemptions (As % of Amount Subject to Charge)
Before the 1st	5.0%
On the 1st, before the 2nd	4.0%
On the 2nd, before the 3rd	3.0%
On the 3rd, before the 4th	3.0%
On the 4th, before the 5th	2.0%
On the 5th, before the 6th	1.0%
On or after the 6th anniversary	None

In the table, an “anniversary” is the same calendar day in each respective year after the date of purchase. All purchases are considered to have been made on the business day on which the purchase order was accepted. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Class C Shares (National Fund, California Fund, New York Fund, Intermediate Fund, Short Duration Tax Free Fund, and High Yield Municipal Bond Fund only). As stated in the prospectus, subject to certain exceptions, if Class C shares are redeemed for cash before the first anniversary of their purchase, the redeeming shareholder normally will be required to pay to Lord Abbett Distributor a CDSC of 1% of the lower of cost or the then NAV of Class C shares redeemed.

If such shares are exchanged into the same class of another Lord Abbett-sponsored fund and subsequently redeemed before the first anniversary of their original purchase, the charge also will be collected by Lord Abbett Distributor.

Eligible Mandatory Distributions. If Class A, B, or C shares represent a part of an individual’s total IRA investment, the CDSC for the applicable share class will be waived only for that part of a mandatory distribution that bears the same relation to the entire mandatory distribution as the investment in that class bears to the total investment.

General. The percentage (1% in the case of Class A and C shares and 5% through 1% in the case of Class B shares) used to calculate CDSCs described above for the Class A, B, and C shares is sometimes hereinafter referred to as the “Applicable Percentage.”

There is no CDSC charged on Class F, I, or P shares; however, financial intermediaries may charge additional fees or commissions other than those disclosed in the prospectus and SAI, such as a transaction based fee or other fee for its service, and may categorize and disclose these arrangements differently than the discussion here or in the prospectus. You may ask your financial intermediary about any payments it receives from Lord Abbett or the Funds, as well as about fees and/or commissions it charges.

With respect to Class A shares, a CDSC will not be assessed at the time of certain transactions including required minimum distributions from an IRA. With respect to Class B shares, no CDSC is payable for redemptions (i) in connection with Systematic Withdrawal Plan and Div-Move services as described below under those headings, (ii) in connection with a mandatory distribution under 403(b) plans and IRAs and (iii) in connection with the death of the shareholder. In the case of Class A shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse all or a portion of the amount paid by Lord Abbett Distributor, if the shares are redeemed before a Fund has had an opportunity to realize the anticipated benefits of having a long-term shareholder account in the Fund. In the case of Class B and C shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse its expenses of providing distribution-related services to the Fund (including recoupment of the commission payments made) in connection with the sale of Class B and C shares before Lord Abbett Distributor has had an opportunity to realize its anticipated reimbursement by having such a long-term shareholder account subject to the Class B or C distribution fee.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of (i) the NAV of the shares redeemed or (ii) the original cost of such shares (or of the exchanged shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) shares representing an aggregate dollar amount of his or her account, in the case of Class A shares, (ii) that percentage of each share redeemed, in the case of Class B and C shares, derived from increases in the value of the shares above the total cost of shares being redeemed due to increases in NAV, (iii) shares with respect to which no Lord Abbett-sponsored fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions), or (iv) shares that, together with exchanged shares, have been held continuously (a) until the first day of the month in which the one-year anniversary of the original purchase falls (in the case of Class A shares), (b) for six years or more (in the case of Class B shares), and (c) for one year or more (in the case of Class C shares). In determining whether a CDSC is payable, (i) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and (ii) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

Which Class of Shares Should You Choose? Once you decide that a Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors that you should discuss with your financial advisor. A Fund’s class-specific expenses and the effect of the different types of sales charges on your investment will affect your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in a Fund. We used the sales charge rates that generally apply to Class A, B, and C, and considered the effect of the higher distribution fees on Class B and C expenses (which will affect your investment return). Of course, the actual performance of your investment cannot be predicted and will vary based on that Fund’s actual investment returns, the operating expenses borne by each class of shares, and the class of shares you purchase. The factors briefly discussed below are not intended to be investment advice, guidelines or recommendations, because each investor’s financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes. If you are considering an investment through a fee-based program (available through certain financial intermediaries as Class A, F, I, or P share investments), you should discuss with your financial intermediary which class of shares is available to you and makes the most sense as an appropriate investment.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. For example, over time, the reduced sales charges available for larger purchases of Class A shares may offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-specific expenses on Class B or C shares for which no initial sales charge is paid. Because of the effect of class-based expenses, your choice should also depend on how much you plan to invest.

Investing for the Short Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or C shares rather than Class B shares. This is because of the effect of the Class B CDSC if you redeem before the sixth anniversary of your purchase, as well as the effect of the Class B distribution fee on the investment return for that class in the short term. Class C shares might be the appropriate choice (especially for investments of less than $50,000 ($100,000 in the case of Intermediate Fund and Short Duration Tax Free Fund)), because there is no initial sales charge on Class C shares, and the CDSC does not apply to amounts you redeem after holding them one year.

However, if you plan to invest more than $50,000 ($100,000 in the case of Intermediate Fund and Short Duration Tax Free Fund) for the short term, then the more you invest and the more your investment horizon increases toward six years, the more attractive the Class A share option may become. This is because the annual distribution fee on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

Investing for the Longer Term. If you are investing for the longer term (for example, to provide for future college expenses for your child) and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate investment option, if you plan to invest less than $50,000 ($100,000 in the case of Intermediate Fund and Short Duration Tax Free Fund). If you plan to invest more than $50,000 over the long term, Class A shares will likely be more advantageous than Class B shares or C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under each Fund’s Rights of Accumulation.

Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, and should not be relied on as rigid guidelines.

Are There Differences in Account Features That Matter to You? Some account features may be available in whole or in part to Class A, B, and C shareholders, but not to Class F, I, or P shareholders. Other features (such as Systematic Withdrawal Plans) might not be advisable for Class B shareholders (because of the effect of the CDSC on the entire amount of a withdrawal if it exceeds 12% annually) and in any account for Class C shareholders during the first year of share ownership (due to the CDSC on withdrawals during that year). See “Systematic Withdrawal Plan” under “Account Services and Policies” in the prospectus for more information about the 12% annual waiver of the CDSC for Class B and C shares. You should carefully review how you plan to use your investment account before deciding which class of shares you buy. For example, the dividends payable to Class B and C shareholders will be reduced by the expenses borne solely by each of these classes, such as the higher distribution fee to which Class B and C shares are subject.

How Do Payments Affect My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. As discussed in more detail below, such compensation is primarily paid at the time of sale in the case of Class A and B shares and is paid over time, so long as shares remain outstanding, in the case of Class C shares. It is important that investors understand that the primary purpose of the CDSC for the Class B shares and the distribution fee for Class B and C shares is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate brokers and other persons selling such shares. The CDSC, if payable, supplements the Class B distribution fee and reduces the Class C distribution fee expenses for a Fund and Class C shareholders. See “Financial Intermediary Compensation” in the prospectus.

What About Shares Offered Through Fee-Based Programs? The Fund may be offered as an investment option in fee-based programs. Financial intermediaries may provide some of the shareholder servicing and account maintenance services with respect to these accounts and their participants, including transfers of registration, dividend payee changes, and generation of confirmation statements, and may arrange for third parties to provide other investment or administrative services. Fee-based program participants generally pay an overall fee that among other things covers the cost of these services. These fees and expenses are in addition to those paid by the Fund, and could reduce your ultimate investment return in Fund shares. For questions about such accounts, contact your sponsor or other appropriate organization.

8.

Purchases, Redemptions, Pricing, and Payments to Dealers

Information concerning how we value Fund shares is contained in the prospectus under “Account Services and Policies – Pricing of Fund Shares.”

The Boards have adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. Please see the prospectus under “Account Services and Policies – Excessive Trading and Market Timing” for more information.

Under normal circumstances, we calculate the NAV per share for each class of the Fund as of the close of the NYSE on each day that the NYSE is open for trading by dividing the total net assets of the class by the number of shares of the class outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and on days when it observes the following holidays – New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may change its holiday schedule or hours of operation at any time.

Portfolio securities are valued at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or if there is no sale on that day, at the last bid or, in the case of bonds, in the OTC market if that market more accurately reflects the market value of the bonds. Unlisted equity securities are valued at the last transaction price, or if there were no transactions that day, at the mean between the last bid and asked prices. OTC fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless the Fund prices such a security at its fair value. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board, as described in the prospectus.

Net Asset Value Purchases of Class A Shares. Our Class A shares may be purchased at NAV under the following circumstances:

(a)	purchases of $1 million ($500,000 in the case of Intermediate Fund and Short Duration Tax Free Fund) or more;

(b)	purchases made with dividends and distributions on Class A shares of another Eligible Fund;

(c)	purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor;

(d)	purchases made by or on behalf of financial intermediaries for clients that pay the financial intermediaries fees in connection with fee-based programs provided that the financial intermediaries or their trading agents have entered into special arrangements with a Fund and/or Lord Abbett Distributor specifically for such purchases;

(e)	purchases by each Lord Abbett-sponsored fund’s directors or trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers); or

(f)	purchases involving the concurrent sale of Class B or C shares of a Fund related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable CDSCs (although the broker-dealer may pay on behalf of the investor or reimburse the investor for any such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge.

Class A shares also may be purchased at NAV (i) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett, Lord Abbett Distributor or Lord Abbett-sponsored funds who consent to such purchase if such persons provide service to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such funds, (ii) in connection with a merger, acquisition or other reorganization, (iii) by employees of our shareholder servicing agent, or (iv) by the trustees or custodians under any pension or profit-sharing plan or payroll deduction IRA established for the benefit of the directors, trustees, employees of Lord Abbett, or employees of our shareholder service agents. Shares are offered at NAV to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett Distributor and/or the Funds have a business relationship.

In addition, Class A shares may be acquired without a front-end sales charge in certain exchange transactions. Please see “Exchanges” below.

Exchanges. To the extent offers and sales may be made in your state, you may exchange some or all of your shares of any class of a Fund for: (i) Lord Abbett-sponsored funds currently offered to the public with a sales charge (front-end, back-end or level); or (ii) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (“Money Market Fund”). The exchange privilege will not be available with respect to any fund, the shares of which at the time are not available to new investors of the type requesting the exchange. Shareholders in other Lord Abbett-sponsored mutual funds generally have the same right to exchange their shares for the corresponding class of a Fund’s shares.

In addition, shareholders who own any class of shares of an Eligible Fund may exchange such shares for a different class of shares of the same Eligible Fund without any sales charge (or CDSC), provided that (i) such shares are not subject to a CDSC and (ii) such exchange is necessary to facilitate the shareholder’s participation in a fee-based program sponsored by the financial intermediary that is the broker of record on the shareholder’s account that holds the shares to be relinquished as part of the exchange transaction. Likewise, shareholders who participate in a fee-based program sponsored by a financial intermediary and own (directly or beneficially) Class A shares that were purchased with or without a sales charge, Class F shares, or Class P shares may exchange such shares acquired through the shareholder’s participation in such fee-based program for Class A shares of the same Eligible Fund without incurring a sales charge (or a CDSC), provided that (i) such shares are not subject to a CDSC and (ii) the financial intermediary sponsoring the fee-based program is the broker of record on the shareholder’s account that will hold the Class A shares of the Eligible Fund received as a result of the exchange.

Each Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market. Each Fund reserves the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. In addition, each Fund may revoke or modify the privilege for all shareholders upon 60 days’ written notice.

You should read the prospectus of the other fund before exchanging. In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.

An exchange transaction is based on the relative NAV of the shares being exchanged. The NAV, which normally is calculated each business day at the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time each business day), will be determined after a Fund or its authorized agent receives your exchange order in proper form. Exchanges of Fund shares for shares of another fund generally will be treated as a sale of Fund shares and any gain on the transaction may be subject to federal income tax. In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for cash rather than by exchange. The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

No sales charges are imposed on exchanges, except in the case of exchanges out of the Money Market Fund. Exchanges of Money Market Fund shares for shares of any Lord Abbett-sponsored fund (not including shares described under “Div-Move” below) are subject to a sales charge in accordance with the prospectus of that fund unless a sales charge (front-end, back-end or level) was paid on the initial investment in shares of a Lord Abbett-sponsored fund and those shares subsequently were exchanged for shares of Money Market Fund that are currently being exchanged. No CDSC will be charged on an exchange of shares of the same class between Lord Abbett-sponsored funds. Upon redemption of shares out of the Lord Abbett-sponsored funds, the applicable CDSC will be charged. Thus, if shares of a Lord Abbett-sponsored fund are tendered in exchange (“Exchanged Shares”) for shares of the same class of another fund and the Exchanged Shares are subject to a CDSC, the CDSC will carry over to the shares being acquired (including shares of the Money Market Fund) (“Acquired Shares”). Any CDSC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares. Acquired Shares held in the Money Market Fund that are subject to a CDSC will be credited with the time such shares are held in the Money Market Fund.

Rights of Accumulation. As stated in the prospectus, Purchasers (as defined in the prospectus) may aggregate their investments in Class A, B, C, F, and P shares of any Eligible Fund so that the Purchaser’s current investment in such shares, plus the Purchaser’s new purchase of Class A shares of any Eligible Fund, may reach a level eligible for a discounted sales charge for such shares. Class I shares are not eligible to be combined with other share classes for purposes of calculating the applicable sales charge on Class A share purchases.

To the extent your financial intermediary is able to do so, the value of Class A, B, C, F, and P shares of Eligible Funds determined for the purpose of reducing the sales charge of a new purchase under the Rights of Accumulation will be calculated at the higher of: (1) the aggregate current maximum offering price of your existing Class A, B, C, F, and P shares of Eligible Funds (“Market Value”) determined as of the time your new purchase order is processed; or (2) the aggregate amount you invested in such shares (including reinvestments of dividend and capital gain distributions but excluding capital appreciation) less any withdrawals (“Investment Value”). Depending on the way in which the registration information is recorded for the account in which your shares are held, the value of your holdings in that account may not be eligible for calculation at the Investment Value. For example, shares held in accounts maintained by financial intermediaries in nominee or street name may not be eligible for calculation at Investment Value. In such circumstances, the value of the shares may be calculated at Market Value for purposes of Rights of Accumulation.

You should retain any information and account records necessary to substantiate the historical amounts you and any related Purchasers have invested in Eligible Funds. In certain circumstances, unless you provide documentation (or your financial intermediary maintains records) that substantiates a different Investment Value, your shares will be assigned an initial Investment Value for purposes of Rights of Accumulation. Specifically, Class A, B, C, F, and P shares of Eligible Funds acquired in calendar year 2007 or earlier will be assigned an initial Investment Value equal to the Market Value of those holdings as of the last business day of December 31, 2007. Similarly, Class A, B, C, F, and P shares of Eligible Funds transferred to an account with another financial intermediary will be assigned an initial Investment Value equal to the Market Value of such shares on the transfer date. Thereafter, the Investment Value of such shares will increase or decrease according your actual investments, reinvestments and withdrawals. You must contact your financial intermediary or the Fund if you have additional information that is relevant to the calculation of the Investment Value of your holdings for purposes of reducing sales charges pursuant to the Rights of Accumulation.

Redemptions. A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or a Fund to carry out the order. Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the NYSE is closed or trading on the NYSE is restricted; an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits. Redemptions, even when followed by repurchases, are taxable transactions for shareholders that are subject to U.S. federal income tax.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 60 days’ prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Div-Move. Under the Div-Move service described in the prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund. The account must either be your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21. You should read the prospectus of the other fund before investing.

Invest-A-Matic. The Invest-A-Matic method of investing in the Funds and/or any other Eligible Fund is described in the prospectus. To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

Systematic Withdrawal Plan (“SWP”). The SWP also is described in the prospectus. You may establish an SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000 in the case of Class A or C shares and $25,000 in the case of Class B shares. With respect to Class B and C shares, the CDSC will be waived on redemptions of up to 12% per year of the current value of your account at the time the SWP is established. For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption. Therefore, please contact the Funds for assistance in minimizing the CDSC in this situation. With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase. The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. Because the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment. Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. The SWP may be terminated by you or by us at any time by written notice.

Purchases through Financial Intermediaries. The Funds and/or Lord Abbett Distributor have authorized one or more agents to receive on its behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds or Lord Abbett Distributor. A Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent’s authorized designee, receives the order. The order will be priced at the Fund’s NAV next computed after it is received by the Fund’s authorized agent, or if applicable, the agent’s authorized designee. A financial intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. As described in the prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”) in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers. Some of these payments may be referred to as revenue sharing payments. As of the date of this SAI, the Dealers to whom Lord Abbett or Lord Abbett Distributor has agreed to make revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Fund and/or other Lord Abbett Funds were as follows:

AIG SunAmerica Life Assurance Company	Mass Mutual Life Investors Services, Inc.
Allstate Life Insurance Company	Merrill Lynch Life Insurance Company
Allstate Life Insurance Company of New York	Merrill Lynch, Pierce, Fenner & Smith Incorporated (and/or certain of its affiliates)
B.C. Ziegler and Company
Bank of America	MetLife Securities, Inc.
Bodell Overcash Anderson & Co., Inc.	Morgan Stanley & Co. Incorporated
Cadaret, Grant & Co., Inc.	Nationwide Investment Services Corporation
Citigroup Global Markets, Inc.	PHL Variable Insurance Company
Commonwealth Financial Network	Phoenix Life and Annuity Company
Edward D. Jones & Co., L.P.	Phoenix Life Insurance Company
Family Investors Company	Protective Life Insurance Company
Fidelity Brokerage Services, LLC	RBC Dain Rauscher
First SunAmerica Life Insurance Company	RBC Insurance d/b/a Liberty Life Insurance
First Allied Securities, Inc.	Raymond James & Associates, Inc.
Genworth Life & Annuity Insurance Company	Raymond James Financial Services, Inc.
Hartford Life and Annuity Insurance Company	Sun Life Assurance Company of Canada
Hartford Life Insurance Company	Sun Life Insurance and Annuity Company of New York
James I. Black & Co.	UBS Financial Services Inc.
Janney Montgomery Scott	U.S. Bancorp Investments, Inc.
Lincoln Life & Annuity Company of New York	Wells Fargo Advisors
Lincoln National Life Insurance Company	Wells Fargo Investments, LLC
LPL Financial	Woodbury Financial Services, Inc.

For more specific information about any revenue sharing payments made to your Dealer, you should contact your investment professional. See “Financial Intermediary Compensation” in the prospectus for further information.

Thomas J. Neff, an Independent Director/Trustee of the Funds, is a director of Hewitt Associates, Inc. and owns less than 0.03% of the outstanding shares of Hewitt Associates, Inc. Hewitt Associates, Inc. is a global human resources outsourcing and consulting firm with approximately $3.0 billion in revenue in fiscal 2009. Hewitt Associates LLC, a subsidiary of Hewitt Associates, Inc., may receive recordkeeping payments from a Fund and/or other Lord Abbett-sponsored funds. In the twelve months ended October 31, 2009, Hewitt Associates LLC received recordkeeping payments totaling approximately $85,135 from all of the Lord Abbett-sponsored funds in the aggregate.

Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of each Fund’s shareholders to make redemption payments wholly in cash, each Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of a Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.

Each Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

9.

Taxation of the Funds

Each Fund has elected, has qualified, and intends to continue to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service. If a Fund qualifies for the special tax treatment afforded to a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders. If in any taxable year a Fund fails to so qualify, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level. Assuming a Fund continues to qualify for such favorable tax treatment, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Assuming that each Fund qualifies for the special tax treatment afforded to a regulated investment company, if at the close of each quarter of a taxable year of the Fund at least 50% of the value of the Fund’s total assets consists of certain obligations the interest on which is excludible from gross income under Section 103(a) of the Code, the Fund will qualify to pay “exempt-interest” dividends to its shareholders. Those dividends constitute the portion of aggregate dividends (excluding capital gains) as designated by each Fund, equal to the excess of the Fund’s excludible interest over certain amounts disallowed as deductions. Exempt-interest dividends paid by each Fund are generally exempt from regular federal income tax; however, the amount of such dividends must be reported on the recipient’s federal income tax return.

Each Fund (other than High Yield Municipal Bond Fund) may invest up to 20% of its net assets in certain “private activity bonds” that generate interest that constitute items of tax preference that are subject to the U.S. federal alternative minimum tax for individuals or entities that are subject to such tax. High Yield Municipal Bond Fund may invest up to 100% of its net assets in these private activity bonds. In addition, all exempt-interest dividends may result in or increase a corporate shareholder’s liability for the federal alternative minimum tax.

All dividends, other than exempt-interest dividends, are taxable whether a shareholder takes them in cash or reinvests them in additional shares of a Fund. Each Fund may invest a portion of its portfolio in short-term taxable obligations and may engage in transactions generating gains or income which is not tax exempt, such as selling or lending portfolio securities, purchasing non-municipal securities, acquiring debt obligations at a market discount, or entering into options and futures transactions. Dividends paid by a Fund from such taxable net investment income or net realized short-term capital gains are taxable to you as ordinary income. Since none of the Funds’ income is derived primarily from sources that pay “qualified dividend income”, distributions from each Fund’s taxable net investment income generally will not qualify for taxation at the reduced tax rates available to individuals on qualified dividend income. In addition, the Funds generally do not expect that any of the Fund’s dividends will qualify for a dividend-received deduction that might otherwise be available to corporate shareholders.

Distributions paid by a Fund from its net realized long-term capital gains that are designated by the Fund as “capital gain dividends” are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares. The maximum federal income tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15% (0% for certain taxpayers in the 10% or 15% tax brackets) for capital assets held for more than one year. You should also be aware that the benefits of the long-term capital gains rates may be reduced if you are subject to the alternative minimum tax. Under current law, the reduced federal income tax rates on long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations.

A Fund’s net capital losses for any year cannot be passed through to you but can be carried forward for a period of up to eight years to offset the Fund’s capital gains in those years. To the extent capital gains are offset by such losses, they do not result in tax liability to a Fund and are not expected to be distributed to you as capital gain dividends.

Distributions paid by a Fund that do not constitute dividends because they exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares. To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gain from the sale of the shares.

Ordinarily, you are required to take distributions by each Fund into account in the year in which they are made. However, a distribution declared as of a record date in October, November, or December of any year and paid during the following January is treated as received by shareholders on December 31 of the year in which it is declared. Each Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

Redemptions and exchanges of Fund shares for shares of another fund generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisors with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares will be disallowed to the extent of the amount of any exempt-interest dividends received. Additionally, if your holding period is six months or less, any capital loss realized from the sale, exchange, or redemption of such shares, to the extent not previously disallowed, must be treated as long-term capital loss to the extent of any capital gain dividends received with respect to such shares.

Losses on the sale of Fund shares may be disallowed to the extent that within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire other shares in the same Fund (including pursuant to reinvestment of dividends and/or capital gain distributions). In addition, if shares in a Fund that have been held for less than 91 days are redeemed and the proceeds are reinvested in shares of the same Fund or another fund pursuant to the Reinvestment Privilege, or if shares in a Fund that have been held for less than 91 days are exchanged for the same class of shares in another fund at NAV pursuant to the exchange privilege, all or a portion of any sales charge paid on the shares that are redeemed or exchanged will not be included in the tax basis of such shares under the Code to the extent that a sales charge that would otherwise apply to the shares received is reduced.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund may not be deductible, in whole or in part, for federal purposes. Pursuant to published guidelines, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of acquiring or carrying shares of a Fund even though the borrowed funds may not be directly traceable to the purchase of shares.

Fund shares may not be an appropriate investment for “substantial users” of facilities financed by industrial development bonds, or persons related to such “substantial users.” Such persons should consult their tax advisors before investing in Fund shares.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.

Futures contracts entered into by a Fund on certain securities, may cause the Fund to recognize gains or losses from marking-to-market even though such futures contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses realized by the Fund as long-term or short-term. Additionally, the Fund may be required to recognize gain if a futures contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a “constructive sale” of an “appreciated financial position” held by the Fund under Section 1259 of the Code.

Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements for the Fund’s tax status even though the Fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain futures contracts and/or offsetting positions (portfolio securities or other positions with respect to which the Fund’s risk of loss is substantially diminished by one or more futures contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable the Fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to futures contracts and straddles may affect the amount, timing and character of the Fund’s income and gains or losses and hence of its distributions to you.

Certain investment practices that the Funds may utilize, such as investing in options, futures, interest rate swaps, credit swaps, total return swaps, and options on swaps and interest rate caps, floors and collars, may affect the amount, character and timing of the recognition of gains and losses by the Funds. Such transactions may in turn affect the amount and character of Fund distributions and may result in the distribution of taxable income to you.

The National Fund may invest up to 35%, High Yield Municipal Bond Fund may invest up to 100%, and each of the other Funds may invest up to 20%, of its net assets in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by each Fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its taxable and tax-exempt income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, each Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single taxable year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service. A shareholder who fails to make the required disclosure may be subject to substantial penalties.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemption payments and exchanges (“backup withholding”). Generally, you will be subject to backup withholding if a Fund does not have your Social Security number or other certified taxpayer identification number on file, or, to the Fund’s knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income. When establishing an account, you must certify under penalties of perjury that your Social Security number or other taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to shareholders who are subject to U.S. federal income tax, hold their shares as capital assets and are U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax advisor regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on amounts treated as ordinary dividends from a Fund (other than certain dividends derived from short-term capital gains and qualified interest income of the Fund currently only for taxable years of the Fund commencing prior to January 1, 2010, provided that the Fund chose to make a specific designation relating to such dividends), and the applicability of U.S. gift and estate taxes.

Because everyone’s tax situation is unique, you should consult your tax advisor regarding the treatment of distributions under the federal, state, local and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from the Funds can differ from the U.S. federal income tax rules described above. Although interest from tax-exempt bonds is generally not excludible from income for state and local income tax purposes, many states allow you to exclude the percentage of dividends derived from interest income on obligations of the state or its political subdivisions and instrumentalities if you are a resident of that state. Many states also allow you to exclude from income interest on obligations of the federal government and certain other governmental authorities, including U.S. territories and possessions. However, as noted below, certain states may require that a specific percentage of a Fund’s income be derived from state and/or federal obligations before such dividends may be excluded from state taxable income.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund may not be deductible, in whole or in part, for state or local purposes. The Funds intend to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on state and/or federal obligations may be excluded from state taxable income.

California Fund – For the Fund to qualify to pay exempt-interest dividends for purposes of California personal income tax, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s total assets must consist of California state or local obligations or federal obligations the interest from which is exempt from California personal income taxation.

Connecticut Fund – Dividends derived from interest income on federal obligations are subject to Connecticut personal income tax, unless at the close of each quarter of the Fund’s taxable year at least 50% of the value of the Fund’s total assets consist of federal obligations or other obligations with respect to which taxation by Connecticut is prohibited by federal law.

New Jersey Fund – For the Fund to qualify to pay exempt-interest dividends for purposes of New Jersey personal income tax at least 80% of the aggregate principal amount of all its investments must be in obligations issued by or on behalf of the State of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of the state of New Jersey or in other obligations that are statutorily free from State and local taxation under any other act of New Jersey or under the laws of the United States (the “80% Test”). For purposes of calculating whether the 80% Test is satisfied, financial options, futures, forward contracts or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto, and cash and cash items (including receivables) are excluded from the principal amount of the Fund’s investments. If the Fund qualifies to pay exempt-interest dividends, all distributions attributable to interest earned on the above obligations will be exempt from New Jersey personal income tax. All distributions attributable to interest earned on federal obligations will be exempt from New Jersey personal income tax, regardless of whether the Fund meets the 80% Test.

New York Fund – Shareholders of the Fund will not be required to include in their gross income for New York State and New York City personal income tax purposes any portion of distributions received by the Fund that are attributable to interest earned on (1) tax-exempt obligations issued by New York State or any political subdivision thereof (including New York City); (2) obligations of the United States and its possessions, but only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of Fund’s total assets consists of obligations of the United States and its possessions; or (3) obligations of any authority, commission, or instrumentality of the United States to the extent federal law exempts such interest from state income taxation.

10.

Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Funds. The Funds have entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor’s judgment, a substantial distribution can be obtained by reasonable efforts.

For the last three fiscal years, Lord Abbett Distributor as the Funds’ principal underwriter received net commissions after allowance of a portion of the sales charge to independent dealers with respect to Class A shares as follows:

	Fiscal Year Ended September 30,
	2009	2008	2007
Income Fund
Gross sales charge	$3,105,288	$2,624,075	$2,397,998
Amount allowed to dealers	$2,558,185	$2,164,830	$1,975,307

Net commission received by Lord Abbett	$547,103	$459,245	$422,691

Income Trust
Gross sales charge	$6,603,682	$3,134,040	$4,980,177
Amount allowed to dealers	$5,538,822	$2,604,129	$4,099,775
Net commission received by Lord Abbett	$1,064,860	$529,911	$880,402

In addition, Lord Abbett Distributor, as the Funds’ principal underwriter, received the following compensation for the fiscal year ended September 30, 2009:

	Brokerage Compensation on Redemption and Repurchase		Commissions in Connection with Fund Transactions	Other Compensation
Income Fund

Class A	$0.00		$0.00	$884,191.67
Class B	$0.00		$0.00	$88.51	*
Class C	$0.00	*	$0.00	$710.02	*
Class F	$0.00	*	$0.00	$24,577.44
Class P	$0.00		$0.00	$—
Income Trust

Class A	$0.00		$0.00	$686,297.06
Class B	$0.00		$0.00	$46.71	*
Class C	$0.00	*	$0.00	$—	*
Class F	$0.00	*	$0.00	$87,477.36
Class P	$0.00		$0.00	$90.13

*	Excludes 12b-1 payments and CDSC fees received during the first year of the associated investment as repayment of fees advanced by Lord Abbett Distributor to Broker/Dealers at the time of sale.

11.

Financial Statements

The financial statements incorporated herein by reference from Lord Abbett Municipal Income Fund, Inc.’s and Lord Abbett Municipal Income Trust’s 2009 annual report to shareholders have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

APPENDIX A

Municipal Bond Ratings

Moody’s Investors Service

Investment Grade

Aaa: Issues or issuers rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Aa: Issues or issuers rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

A: Issues or issuers rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Baa: Issues or issuers rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Below Investment Grade

Ba: Issues or issuers rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

B: Issues or issuers rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Caa: Issues or issuers rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Ca: Issues or issuers rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

C: Issues or issuers demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Note: Moody’s appends the following numerical modifiers to each generic rating classification from Aa through Caa: modifier 1 indicates that the issue or issuer ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue or issuer ranks in the lower end of its generic rating category.

Standard & Poor’s

Investment Grade

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from AAA issues only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than an obligation in the higher rating categories. However, the obligor’s capacity to meet its financial commitment is considered still strong.

BBB: An obligation rated BBB normally exhibits adequate protection parameters.

However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated BB is less vulnerable to near-term nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is typically debt subordinated to senior debt that is rated CCC. As a result, an obligation that is rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are continuing.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on the obligation are jeopardized.

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch Ratings

Investment Grade

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be affected by reasonably foreseeable events.

AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Below Investment Grade

BB: Speculative. BB ratings indicate that there is an elevated vulnerability to credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. B ratings indicate that material credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Municipal Note Ratings

Moody’s Investors Service

Investment Grade

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not so large as in the preceding group.

MIG 3: This designation denotes favorable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

Below Investment Grade

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s

SP-1: Issues carrying this designation have a strong capacity to pay principal and interest. Issues determined to possess a very strong capacity to pay debt service are given a “plus” (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3: Issues carrying this designation have a speculative capacity to pay principal and interest.

Short-Term Debt Ratings

Moody’s Investors Service

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

A-1: This designation indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: Issues carrying this designation are regarded as having above-average creditworthiness over the short-term compared to other speculative-grade obligors, despite credit concerns over the medium to long tem. They should have a combination of very strong liquidity and limited near-term event risk.

B-2: Issues carrying this designation are regarded as having average speculative-grade creditworthiness. They should have adequate to good liquidity and may have limited near-term event risk.

B-3: Issues carrying this designation are regarded as having weak speculative-grade creditworthiness. They may have merely poor to adequate liquidity and have significant near-term event risk.

C: Issues carrying this designation have very weak creditworthiness. The have a combination of poor liquidity and/or significant event risk, suggesting a high near-term default risk.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as for issues in the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable economic and business environment.

D: Default. Actual or imminent payment default.

APPENDIX B

RISK FACTORS REGARDING INVESTMENTS IN PUERTO RICO, CALIFORNIA, CONNECTICUT, GEORGIA, HAWAII, MISSOURI, NEW JERSEY, NEW YORK, AND PENNSYLVANIA MUNICIPAL BONDS

The following information is a summary of certain special risks that may affect the states and territory indicated, which could affect the value of the bonds held by the corresponding Fund. This information may not be complete or current and is compiled based upon information and judgments in publicly available documents, including news reports, state budgetary and financial analyses, and credit analyses prepared by bond rating agencies. The Funds have not verified any of this information.

PUERTO RICO BONDS

As of January 13, 2010, Standard & Poor’s rating on the Commonwealth’s general obligation debt was “BBB-” and Moody’s Investor Service (“Moody’s”) rated the general obligation bonds “Baa3”. Both ratings agencies designate a stable outlook for the Commonwealth’s obligations.

Puerto Rico continues to face significant fiscal challenges, including a multi-year trend of chronic budget deficits, high debt levels, continuing high unemployment, and a seriously under-funded pension system. Additionally, according to the ratings agencies, the Commonwealth’s track record of poor budget controls and high poverty levels compared to the U.S. average present ongoing challenges. Although the new governor instituted measures to deal with the Commonwealth’s budgetary gaps and economic challenges, the Commonwealth’s ratings reflect an economy in recession since 2006, further declining economic activity and tax collections, the issuance of additional debt despite high government debt levels relative to the size of the economy, forecasted budget deficits for several more years, a sluggish housing market, and other potential fiscal challenges. Significant job losses, potential expenses and delays implementing budget solutions arising from the litigation and determination of various ongoing cases, the recession in the U.S. economy, further contraction in the manufacturing and construction sectors, reliance on non-recurring measures to address budget deficits, and projected increased deficits in future years could further heighten the risks associated with the Commonwealth’s economy.

The Constitution of Puerto Rico limits the direct obligations of the Commonwealth evidenced by full faith and credit bonds or notes.

CALIFORNIA BONDS

As of January 13, 2010, California’s general obligation debt was assigned a rating of Baa1 by Moody’s and A- by Standard & Poor’s. Moody’s removed the debt from its credit watchlist in the fall of 2009 and gave a stable credit outlook based on the budget amendments passed in late July 2009 that solve the current year budget gap largely through non-recurring measures and the termination of the comptroller’s use of IOUs to make payments. Standard & Poor’s downgraded the rating in January 2010 from A to A- with a negative outlook, which is the lowest of all of the states, to reflect California’s severe budget deficit and projected cash deficit given current spending and revenues, California’s reliance on a number of non-recurring measures that have lapsed, budget measures representing a significant amount of revenue and savings that did not materialize or were less effective than planned, and the increased importance of the state’s ability to boost revenues or reduce expenses to maintain its credit quality. Standard & Poor’s also noted concerns that California’s options are more limited and that the political process could impede timely solutions to these budget problems.

California faces a significant and growing economic deficit with sharp declines in revenues, particularly from sales and income taxes, a sustained high unemployment rate that is above the national rate, steep contraction in home construction, and a depressed housing market. California’s ongoing fiscal challenges include rising debt levels, heavy reliance on borrowing and non-recurring measures that are not available for future fiscal years to fund the state’s deficits, and large retiree benefit and pension obligations. California also faces increased pressure on spending due to increase population and caseload growth, increased expenses for education to cover local tax shortfalls, and potential expenses and problems implementing budget solutions arising from the litigation and determination of various ongoing cases. The state has operated under budget deficits during recent years, and a significant structural deficit is projected for future years. Recent budgetary actions to address the deficit have involved significant expenditure reductions, increased borrowing from state and local governments, and one-time measures that are not available for future fiscal years and may weaken cash flows.

The state relies heavily on tax revenue from volatile sources, including sales, capital gains, and corporate and personal income, which have fallen significantly. Additionally, local governments derive revenue from real-estate-based sources, including property taxes and recording taxes and fees when properties transfer. The downturn in the real estate market and a drop in the statewide assessed valuation of property for the first time on record pose a challenge for cities, counties, and other governmental units. Weaknesses in the state’s economy and equities markets resulted in unprecedented projected annual budget gaps through fiscal year 2012-2013 without further corrective actions. But measures to cut spending or raise taxes could subdue the state’s economic recovery. The Governor declared a fiscal emergency with the release of his 2010-2011 budget proposal. Standard & Poor’s believes that relative to past fiscal years, the state’s credit is more susceptible to economic and other developments and a timely budget agreement could be impeded due to uncertain assumptions for major portions of this budget proposal, including fewer available non-recurring budget solutions, reliance on the federal government to provide additional funding and reduce spending mandates, voter approval to redirect funds, and difficulty achieving a supermajority vote of the legislature to make significant budget cuts.

Constitutional and political constraints on the state’s budgetary and financial flexibility and ability to deal with financial crisis, including a two-thirds legislative vote required to pass the state budget (which must be in balance) and to raise revenues, and voter approval required for issuing general obligation and deficit bonds, often delay the budget and mid-year budget amendments. Proposition 1A (approved in November 2004) limits the state’s ability to borrow local governments’ property tax revenues and requires repayment by June 30, 2013, and Proposition 98 imposes funding requirements for schools and results in additional funding burdens on the state if local property taxes decline. These propositions impose important liabilities on the state and may further hamper the state’s ability to enact a realistic and timely budget. The state’s political environment and significant delays enacting budget amendments to address the deficit caused significant problems for the state in 2009. The state’s controller deferred making certain payments from the general fund for one month in 2009, and issued IOUs to pay certain bills. Standard & Poor’s projects that the state could face a budget negotiation stalemate and its cash could be depleted again in 2010. Additionally, Constitutional provisions establish priority payments for education and limit the state’s ability to spend proceeds from certain tax revenues and fees. Various constitutional and statutory provisions also may result in limits to and decreases in state and local revenues, and thus affect the ability of California municipal bond issuers to meet their financial obligations. Future amendments to the California Constitution or statutory changes also may affect the ability of the state or local issuers to repay their obligations.

CONNECTICUT BONDS

As of January 13, 2010, Connecticut’s bond rating remains unchanged, with Standard & Poor’s and Moody’s rating Connecticut’s general obligation bonds “AA” and “Aa3,” respectively. Standard & Poor’s designates the credit outlook for the state’s general obligation debt as stable. Moody’s designates a negative credit outlook for the state’s general obligation debt to reflect the state’s reliance on non-recurring measures to resolve its recent budget gaps, a negative fund balance and high long-term liabilities. Long-term concerns persist about Connecticut’s above-average debt levels, large unfunded pension liabilities, falling employment levels, continued contraction in the manufacturing sector, projected budget deficits through 2014, and financial exposure to income and sales tax revenues.

The state is especially vulnerable to the slowing economy, given its dependence on financial, insurance, real estate, and other service employment, as well as related income tax and capital gains revenues. Connecticut has high personal income per capita and has experienced a significant decline in personal, corporate and sales tax revenues. According to the ratings agencies, the state’s debt ratios are among the highest in the nation, with total tax-supported debt equal to approximately $4,895 per capita and 8.7% of total state personal income. Connecticut also faces significant accrued unfunded pension liabilities, which according to the ratings agencies are among the lowest funded of all states. Moody’s projects that the non-recurring measures and deficit financing that has comprised a significant portion of the state’s overall budget will result in future structural budget gaps and will decrease the state’s flexibility and ability to balance its budget. The ratings agencies also project that in fiscal 2011, the state may fully deplete its budget stabilization fund and may securitize revenue or assets.

Connecticut’s budget process is on a biennium basis. Many of Connecticut’s debt and financial management practices are embedded in state statute. Connecticut law limits the indebtedness payable from general fund tax receipts, and requires the maintenance of a budgetary reserve funded by all unappropriated general fund surpluses that can only be used for operating deficits. The Constitution requires a balanced budget each year and imposes a cap on the growth of expenditures. Specifically, the General Assembly cannot authorize an increase in general budget expenditures for any fiscal year above the amount of general budget expenditures for the previous fiscal year by a percentage that exceeds the greater of the average increase in personal income or inflation. There are exceptions if the governor declares an emergency or there are extraordinary circumstances and at least three-fifths of the members of each house of the General Assembly vote to exceed the limit. Expenditures for the payment of bonds, notes, and other evidences of indebtedness are excluded from the constitutional and statutory definitions of general budget expenditures. The state did not adopt a biennial budget at the beginning of fiscal year 2009 and operated through executive orders until the budget was passed.

GEORGIA BONDS

As of January 13, 2010, Georgia’s general obligation debt carried “AAA” and “Aaa” ratings with a stable outlook from Standard & Poor’s and Moody’s, respectively. Although Georgia entered into its current recession after most other states and has a diversified economy, budgetary reserves, a well-funded pension system, and a moderate overall debt burden, the state’s economy is volatile and usually underperforms the nation during economic contractions, according to Moody’s.

Employment has declined in most sectors of Georgia’s economy with higher foreclosures and mortgage delinquencies and lower total personal income and tax revenues. The state experienced a budget shortfall in 2008 and 2009, and further revenue declines are expected in 2010. Additional expenses may arise from the litigation and determination of various ongoing cases. According to the ratings agencies, the performance of various sectors, including construction and manufacturing, remain areas of concern, and the state faces financial pressure from the recent housing market downturn, large retiree health benefits liabilities, and the use of non-recurring measures (including federal stimulus funds) to balance its budget. The state’s debt burden, including general obligation and state-guaranteed debt has grown, but remains moderate and manageable, just above the median for the 50 states according to Moody’s. However, Standard & Poor’s projects that if revenues continue to decline, the state may be required to implement additional budget reductions and spend its remaining reserves and stimulus funds. Moody’s also projects that the state’s budgetary reserves will be nearly depleted by the end of the current fiscal year.

The Georgia Constitution provides that the state cannot incur general obligation or guaranteed revenue debt if debt service on all existing general obligation and guaranteed revenue debt exceeds 10% of total revenue receipts less refunds of the state treasury in the fiscal year immediately preceding the year in which any such debt is to be incurred. The Constitution also only allows the use of debt to cover a revenue shortfall if the debt is repaid within the same fiscal year by taxes levied for that year, and limits growth in appropriations to the net projected revenues from existing sources, plus appropriations from reserves.

HAWAII BONDS

As of January 13, 2010, Moody’s and Standard & Poor’s maintained Hawaii’s general obligation ratings at “Aa2” and “AA”, respectively. Both ratings agencies designate a stable outlook for the state’s obligations.

Hawaii’s economy relies heavily on tourism, a sector that is subject to ongoing concerns in the event of terrorist activity and downturns in the national and international economies. In the current downturn, tourist activity and spending has continued to decline, construction job losses have increased, and Hawaii has seen sharply increasing unemployment statewide. Tax collections have decreased and Hawaii projects continued declines in the significant portion of revenues it receives from income and excise taxes. As a result, Hawaii has had a significant budget deficit for several years and projects continued deficits for future fiscal years.

According to Moody’s, Hawaii’s debt burden remains among the nation’s highest on a per capita basis, and debt servicing continues to strain the state’s operating budget. Hawaii has balanced its budget using a combination of recurring and one-time solutions, including reduction in costs and the use of federal stimulus funds, according to Moody’s. Hawaii also faces increased budgetary pressure from salaries and benefits for the large government employment sector, collective bargaining negotiations, affordable housing initiatives, education, Medicaid spending, low funding of the state’s retirement system, and significant liability for other postemployment benefits, according to the ratings agencies. In addition, the ratings agencies noted that although Hawaii maintains a budget reserve fund, the fund levels have declined and may continue to decline further as the state relies upon those assets to fill budget gaps. The state’s reserves were further depleted by the correction of an accounting error that overstated tax collections. Additional expenses and delays implementing budget solutions may arise from the litigation and determination of various ongoing cases.

The Hawaii Constitution provides that general obligation bonds may be issued by the state if authorized by a majority vote of the legislature. Additionally, the Constitution requires that the bonds at the time of issuance will not cause the total amount of principal and interest payable in the current or any future fiscal year, whichever is higher, on such bonds and on all outstanding general obligation bonds, to exceed 18.5% of the average general fund revenues of Hawaii in the three fiscal years immediately before the issuance. Hawaii’s Constitution also provides for a tax refund to taxpayers whenever the general fund balance after two years exceeds 5% of the general fund revenues for each of those years.

MISSOURI BONDS

Missouri continues to face significant budgetary pressures. Despite economic diversity, the economy still has significant exposure to the manufacturing industry, which, along with the trade, transportation, utilities and financial activities industries, continues to see a decline in employment. The downward trend in manufacturing employment, which is perceived as a structural change in the state’s economy, is expected to continue. The state has continued to see declining, and as a result, lower-than-expected, state revenue collections coupled with increased demand for state-funded services and depletion of the funds reserved for budgetary shortfalls. As of January 13, 2010, Missouri’s general obligation debt carried ratings of “Aaa” by Moody’s and “AAA” by Standard & Poor’s , and both agencies have reported that the state’s credit outlook is stable.

Certain provisions of the Missouri Constitution could adversely affect payment on Missouri municipal bonds. The Constitution provides that the General Assembly may issue general obligation bonds without voter approval solely (1) for the purpose of refunding outstanding bonds the refunding bonds to mature not more than 25 years from date, (2) upon the recommendation of the Governor, for a temporary liability by reason of unforeseen emergency or of deficiency in revenue in an amount not to exceed $1,000,000 for any one year and to be paid in not more than five years, and (3) for amounts to exceed $1,000,000, upon the meeting of certain additional requirements.

The Constitution’s Tax Limitation Amendment imposes limits on the amount of state taxes that may be collected by the State of Missouri in any fiscal year. The details of the Amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. Generally, however, if total state revenues exceed the state revenue limit by more than 1% in any fiscal year, the state is required to refund the excess. The revenue limit can only be exceeded if the General Assembly approves by a two-thirds vote of each House an emergency declaration by the Governor. Revenues have exceeded the limit in the past triggering an income tax refund liability under the Constitution. The burdens of complying with the Amendment are complex and reduce the state’s overall fiscal flexibility. As a result, any additional contribution to fiscal discipline imposed by the Amendment could be outweighed by the accompanying costs.

To the extent that the payment of general obligation bonds issued by Missouri or a unit of local government in the Funds’ portfolio depends on revenues from the levy of taxes and such obligations have been issued subsequent to the date of the Tax Limitation Amendment’s adoption, November 4, 1980, the ability of Missouri or the appropriate local unit to levy sufficient taxes to pay the debt service on such bonds may be affected.

NEW JERSEY BONDS

New Jersey has faced large structural deficits since 2002. Moody’s Investors Service general bond rating Aa3 and Standard & Poor’s rating of AA remain unchanged as of January 13, 2010. While Standard & Poor’s continues to assign a stable outlook, in August 2009, Moody’s revised the state’s credit outlook from stable to negative.

In recent years, New Jersey’s debt levels have increased and are above historical levels. New Jersey is ranked third in the nation in Moody’s 2009 Debt Medians for net tax-supported debt per capita (which does not include the state’s significant unfunded obligations to pay retiree pension and health benefits) and debt as a percentage of personal income.

The state continues to face significant budget shortfalls due in part to lower-than-expected state revenue collections and an increase in demand for state services. According to the rating agencies, the decline in revenue is driven by the slowing economy, the effects of the subprime mortgage market, energy costs, and the housing crisis. New Jersey also remains vulnerable to rising unemployment and further declines in revenue collections due to the state’s significant reliance on the financial services and pharmaceutical sectors, which have encountered significant job and compensation cutbacks and may be slow to recover. The recession has also impacted claims against, and the funding of, the New Jersey’s Unemployment Compensation Fund. As a result, New Jersey has applied for and received cash advances from the U.S. Department of Labor to meet demands for unemployment compensation benefits. The state is likely to continue seeking cash advances until the economic conditions improve. While the Fund is designed to operate independently and is not an obligation of the state’s General Fund, the state has made almost $400 million in voluntary payments to the Fund during Fiscal 2008 and 2009.

According to analysts [the Pew Center’s report: “Beyond California: States in Fiscal Peril”], New Jersey faces future budgetary pressure from rising spending commitments in key areas such as education, employee pension funding, other employee benefits, and debt service costs. New Jersey has depleted the funds it had reserved for budgetary shortfalls and continues to rely on non-recurring revenues, leaving the state with a sizable structural imbalance. New Jersey’s budget also relies on income and sales taxes, which are sensitive to economic conditions, including the rising unemployment and compensation cutbacks. Job losses in the state’s biggest sectors, including the financial services, professional and business services, construction, manufacturing, trade, transportation and utilities industries, are constraining employment growth. Further downturns in these sectors could adversely affect the state’s economy. According to Moody’s Economy.com, these circumstances may cause New Jersey to emerge from the national recession at a slower pace than the nation as a whole.

State law and the New Jersey Constitution restrict appropriations. Statutory or legislative restrictions may adversely affect a municipality’s or any other bond-issuing authority’s ability to repay its obligations. The New Jersey Supreme Court rejected a legal challenge to the constitutionality of the practice of issuing certain contract bonds without voter approval. Contract bonds, a significant portion of the state’s outstanding debt obligations, differ from general obligation bonds in that contract bonds are not backed by the full faith and credit of the state, but by annual appropriations. In November 2008, New Jersey voters approved an amendment to the Constitution, which provides that the state may not issue bonds that are not backed by a dedicated revenue source without voter approval.

The New Jersey Constitution provides, in part, that no money shall be drawn from the state treasury except for appropriations made by law and that no law appropriating money for any state purpose shall be enacted if the appropriations contained therein, together with all prior appropriations made for the same fiscal period, shall exceed the total amount of the revenue on hand an anticipated to be available to meet such appropriations during such fiscal period, as certified by the Governor.

New Jersey’s local budget law imposes specific budgetary procedures upon counties and municipalities (“local units”). Every local unit must adopt an operating budget that is balanced on a cash basis, and the Director of the Division of Local Government Services must examine items of revenue and appropriation. State law also regulates local units’ issuance of debt by limiting the amount of tax anticipation notes that they may issue and requiring their repayment within 120 days of the end of the fiscal year (not later than June 30 in the case of the counties) in which issued. With certain exceptions, no local unit is permitted to issue bonds for the payment of current expenses or to pay outstanding bonds, except with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue. The debt that any local unit may authorize is limited by statute. State law restricts total appropriations increases for such entities, with certain exceptions.

NEW YORK BONDS

Moody’s Investors Service’s general obligation bond rating of Aa3 and Standard & Poor’s rating of AA remain unchanged as of January 13, 2010 with a stable outlook, but the state is still hampered by significant budgetary challenges. Due to New York’s heavy reliance on the financial services and insurance industry, which have experienced significant job and compensation cutbacks, and significant declines in construction and manufacturing jobs, the state’s economy remains at risk. Unfunded retiree health care obligations are estimated to be $46.3 billion, which will be a source of budget pressure in the future.

Tax-supported debt has increased in the last several years. New York was ranked fifth in the nation in Moody’s 2009 Debt Medians with respect to net tax supported debt per capita and with respect to debt burden as a percent of personal income. However, according to the rating agencies, the debt service levels are within the range of other states in the

Northeast. The state has authorized short term borrowing and is expected to continue to utilize this option to manage cash shortages until economic conditions improve. Additionally, New York relies heavily on economic growth downstate, as well as personal income taxes, tourism, and the housing market, which are sensitive to economic conditions. The national recession, negative events in the financial services industry, the downturn in the housing market, and continued slowing in the manufacturing sector are likely to continue to have a downward effect on the state’s economy. The state budget is expected to face increasing pressures from the depressed tax revenues combined with increasing demands for services in areas that are sensitive to the economic downturn, including community college enrollment, pensions and fringe benefits, and reimbursement-based programs administered by local communities.

The state’s authorities (i.e., government agencies) generally are responsible for financing, constructing and operating revenue-producing public facilities. While payments on authority obligations normally are paid from revenues generated by projects of the authorities, in the past the state has had to appropriate large amounts to enable certain authorities to meet their financial obligations. Further assistance to authorities may be required in the future. The amount of debt issued by the authorities is substantial. A difficult political process that has caused late budgets and added spending pressures also contributes to New York’s budget imbalance.

PENNSYLVANIA BONDS

As of January 13, 2010, Pennsylvania’s bond rating remains unchanged, with Standard & Poor’s and Moody’s rating the Commonwealth’s general obligation debt “AA” and “Aa2,” respectively. Standard & Poor’s has affirmed the state’s credit outlook as stable. Moody’s has revised the state’s outlook from stable to negative, reflecting delays in resolving budget gaps created by declining revenues, depleted balances in the state’s available funds and systemic obstacles to rebuilding those balances. According to the rating agencies, Pennsylvania’s population growth and employment levels are below average, and the manufacturing industry on which historically Pennsylvania has heavily relied continues to decline. Despite moderate debt levels and a diverse economic base, the Commonwealth’s latest stimulus and infrastructure repair plans to use debt issuance to leverage private investment will likely cause debt levels to rise which will likely weaken the Commonwealth’s debt profile over the coming years. Additionally, Pennsylvania faces increased pressure from the rising costs of state employee retirement benefits and medical assistance for its aging population. Most of the Commonwealth’s revenues are derived from sales, use, and personal and corporate income taxes, all of which can be sensitive to economic conditions, and are negatively impacted by the national recession and the housing, credit, and financial market turmoil. Moody’s has indicated that the resulting strain on the state’s liquidity may cause the state to utilize short-term borrowing for the first time in a decade. The Commonwealth has implemented spending reductions, imposed salary and hiring freezes, laid off government employees, and used one-time revenue sources to address the budget shortfall for the fiscal year 2009-10.

The Pennsylvania Constitution limits the total operating budget appropriations made by the Commonwealth’s General Assembly. Pennsylvania engages in short-term borrowing to fund expenses within a fiscal year through the sale of tax anticipation notes. Tax anticipation notes must mature within the fiscal year of issuance. The principal amount issued, when added to that outstanding, may not exceed in the aggregate a specified percentage of the revenues estimated to accrue to the appropriate fund or both funds in the fiscal year. All year-end deficit balances must be funded within the succeeding fiscal year’s budget.

APPENDIX C

FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that are eligible to receive portfolio holdings or related information pursuant to ongoing arrangements under the circumstances described above under Investment Policies – Policies and Procedures Governing Disclosure of Portfolio Holdings:

Portfolio Holdings*
Abel/Noser Corp.	Monthly
Base-Two Investment Systems, Inc.	Daily
Becker, Burke Associates	Monthly
Bell GlobeMedia Publishing Co.	Monthly
Berthel Schutter	Monthly
Bloomberg L.P.	Daily
Branch Bank and Trust	Upon Request
Callan Associates Inc.	Monthly
Cambridge Associates LLC	Monthly
Cardinal Investment Advisors LLC	Upon Request
Citigroup/The Yield Book, Inc.	Daily
CJS Securities, Inc.	Daily
CL King & Associates	Monthly
Concord Advisory Group Ltd.	Monthly
Curcio Webb	Monthly
Deloitte & Touche LLP	Annually
DeMarche Associates, Inc.	Upon Request
Edward D. Jones & Co., L.P.	Monthly
Evaluation Associates, LLC	Monthly
FactSet Research Systems, Inc.	Daily
Financial Model Co. (FMC)	Daily
Frank Russell Company	Upon Request
Fund Evaluation Group, LLC	Quarterly
Hartland & Co.	Monthly
Inforlago IT Ltd.	Upon Request
ING Life Insurance and Annuity Company / ING Insurance Company of America	Upon Request
Institutional Shareholder Services, Inc. (ISS)	Daily
Investortools Inc.	Daily
Ipreo	Upon Request
Jefferies & Co., Inc.	Monthly
Jeffrey Slocum & Associates, Inc.	Monthly
John Hancock Financial Services	Upon Request
JP Morgan Securities, Inc.	Monthly
Kirkpatrick & Lockhart Preston Gates Ellis LLP (counsel to Lord, Abbett & Co. LLC)	Upon Request
LCG Associates, Inc.	Upon Request
Lipper Inc., a Reuters Company (tech)	Monthly
Longbow Research	Monthly
Louise Yamada Technical Research Advisors, LLC	Upon Request
Marquette Associates	Upon Request
Mercer HR Services LLC	Monthly

C-1

Portfolio Holdings*
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
Morningstar Associates, Inc., Morningstar, Inc.	Daily
MSCI Barra	Daily
Natixis Bleichroeder, Inc.	Upon Request
Nock, Inc.	Daily
Prime Buchholz & Associates, Inc.	Upon Request
Princeton Financial Systems, Inc.	Upon Request
Rabil Stock Research, LLC	Upon Request
RBC Capital Markets Corporation	Upon Request
Reuters America LLC	Daily
Robert W. Baird & Co. Incorporated	Upon Request
Rocaton Investment Advisors, LLC	Monthly
Rogerscasey	Monthly
SG Constellation LLC	Daily
Sidoti & Company, LLC	Upon Request
Standard & Poor’s	Monthly
State Street Corporation	Daily
Stifel, Nicholaus & Co. Inc.	Quarterly
Stratford Advisory Group. Inc.	Upon Request
Sungard Expert Solutions, Inc.	Daily
The Marco Consulting Group	Monthly
Wall Street Source	Daily
Watershed Investment Consultants	Quarterly
Watson Wyatt Worldwide	Monthly
Wilmer Cutler Pickering Hale and Dorr LLP	Upon Request

*	Each Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a daily, monthly or calendar quarterly basis for the purpose of performing their own analyses with respect to the Fund within one day following each calendar period end.

C-2

APPENDIX D

LORD, ABBETT & CO. LLC

PROXY VOTING POLICIES AND PROCEDURES

Introduction

Under the Investment Advisers Act of 1940, as amended, Lord, Abbett & Co. LLC (“Lord Abbett” or “we”) acts as a fiduciary that owes each of its clients duties of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. This means that Lord Abbett is required to vote proxies in the manner we believe is in the best interests of each client, including the Lord Abbett Funds (the “Funds”) and their shareholders. We take a long-term perspective in investing our clients’ assets and employ the same perspective in voting proxies on their behalf. Accordingly, we tend to support proxy proposals that we believe are likely to maximize shareholder value over time, whether such proposals were initiated by a company or its shareholders.

Proxy Voting Process Overview

Lord Abbett has a Proxy Group within its Operations Department (the “Proxy Group”) that oversees proxy voting mechanics on a day-to-day basis and provides Lord Abbett’s Proxy Policy Committee (the “Proxy Policy Committee”) and Investment Department personnel with information regarding shareholder voting. The Proxy Policy Committee consists of Lord Abbett’s Chief Investment Officer, Director of Domestic Equity Portfolio Management, Director of International Equity, Director of Research, and General Counsel. Voting decisions are made by the Investment Department in accordance with these policies and procedures and are carried out by the Proxy Group.

Lord Abbett has retained an independent third party service provider (the “Proxy Advisor”) to analyze proxy issues and recommend how to vote on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.1 While Lord Abbett takes into consideration the information and recommendations of the Proxy Advisor, Lord Abbett votes all proxies based on its own proxy voting policies, including Lord Abbett’s conclusions regarding the best interests of the Funds, their shareholders and other advisory clients, rather than basing decisions solely on the Proxy Advisor’s recommendations.

Lord Abbett has implemented a three-pronged approach to the proxy voting process, which is described more fully below:

•

In cases where we deem any client’s position in a company to be material,[2] the relevant investment team is responsible for determining how to vote the security. Once a voting decision has been made, the investment team provides instructions to the Proxy Group, which is responsible for submitting Lord Abbett’s vote.

•

In cases where we deem all clients’ positions in a company to be non-material, the Chief Administrative Officer for the Investment Department is responsible for determining how to vote the security. The Chief Administrative Officer may seek guidance from the relevant investment team, the Proxy Policy Committee or any of its members, the Proxy Advisor, or other sources to determine how to vote. Once a voting decision has been made, the Chief Administrative Officer provides instructions to the Proxy Group, which is responsible for submitting Lord Abbett’s vote.

•

Lord Abbett has identified certain types of proxy proposals that it considers purely administrative in nature and as to which it will always vote in favor. The Proxy Group is authorized to vote in favor of such proposals without receiving instructions from the Investment Department, regardless of the materiality of any client’s position. Lord Abbett presently considers the following specific types of proposals to fall within this category:

[1]	Lord Abbett currently retains RiskMetrics Group as the Proxy Advisor.
[2]

We presently consider a position in a particular company to be material if: (1) it represents more than 1% of any client’s portfolio holdings and all clients’ positions in the company together represent more than 1% of the company’s outstanding shares; or (2) all clients’ positions in the company together represent more than 5% of the company’s outstanding shares. For purposes of determining materiality, we exclude shares held by clients with respect to which Lord Abbett does not have authority to vote proxies. We also exclude shares with respect to which Lord Abbett’s vote is restricted or limited due to super-voting share structures (where one class of shares has super-voting rights that effectively disenfranchise other classes of shares), vote limitation policies, and other similar measures. This definition of materiality is subject to change at our discretion.

(1) proposals to change a company’s name; and (2) proposals regarding formalities of shareholder meetings (namely, changes to a meeting’s date, time, or location).

When multiple investment teams manage one or more portfolios that hold the same voting security, the investment team that manages the largest number of shares of the security will be considered to have the dominant position and Lord Abbett will vote all shares on behalf of all clients that hold the security in accordance with the vote determined by the investment team with the dominant position.

Conflicts of Interest

Lord Abbett is an independent, privately held firm with a singular focus on the management of money. Although Lord Abbett does not face the conflicts of interest inherent in being part of a larger financial institution, conflicts of interest nevertheless may arise in the proxy voting process. Such a conflict may exist, for example, when a client’s account holds shares of a company that also is a client of Lord Abbett. We have adopted safeguards designed to ensure that conflicts of interests are identified and resolved in our clients’ best interests rather than our own. Generally, when a potential conflict of interest arises, Lord Abbett adheres to its voting guidelines on the issue or, if the guidelines do not address the particular issue, we would follow the Proxy Advisor’s recommendation.

Lord Abbett maintains a list of all publicly held companies for which one of the Funds’ independent directors/trustees also serves on the board of directors or is a nominee for election to the board of directors. If the Fund owns stock in such a company and if Lord Abbett decides not to follow the Proxy Advisor’s recommendation concerning a proxy proposal involving the company, Lord Abbett will notify the related Fund’s Proxy Committee3 and seek voting instructions from the Committee. In these instances, if applicable, the independent director/trustee will abstain from any discussions by the Fund’s Proxy Committee regarding the company.

Lord Abbett also maintains a list of all publicly held companies (including any subsidiaries of such companies) that have a significant business relationship with Lord Abbett. A “significant business relationship” for this purpose means: (1) a broker dealer firm that is responsible for one percent or more of the Funds’ total dollar amount of shares sold for the last 12 months; (2) a firm that is a sponsor firm with respect to Lord Abbett’s separately managed account business; (3) an institutional account client that has an investment management agreement with Lord Abbett; (4) an institutional investor that, to Lord Abbett’s knowledge, holds at least $5 million in shares of the Funds; and (5) a retirement plan client that, to Lord Abbett’s knowledge, has at least $5 invested in the Funds. For proxy proposals involving such companies, Lord Abbett will notify the Funds’ Proxy Committees and seek voting instructions from the Committees only in those situations where Lord Abbett proposes not to follow the Proxy Advisor’s recommendations.

Proxy Voting Guidelines

A general summary of the guidelines that we normally follow in voting proxies appears below. These voting guidelines reflect our general views. We reserve the flexibility to vote in a manner contrary to our general views on particular issues if we believe doing so is in the best interests of our clients, including the Funds and their shareholders. Many different specific types of proposals may arise under the broad categories discussed below, and it is not possible to contemplate every issue on which we may be asked to vote. Accordingly, we will vote on proposals concerning issues not expressly covered by these guidelines based on the specific factors that we believe are relevant.

A.	Auditors – Auditors are responsible for examining, correcting, and verifying the accuracy of a company’s financial statements. Lord Abbett believes that companies normally are in the best position to select their auditors and, therefore, we generally support management’s recommendations concerning the ratification of the selection of auditors. However, we may evaluate such proposals on a case-by-case basis due to concerns about impaired independence, accounting irregularities, or failure of the auditors to act in shareholders’ best economic interests, among other factors we may deem relevant.

[3]

The boards of directors and trustees of the Funds have delegated oversight of proxy voting to separate Proxy Committees comprised solely of independent directors and/or trustees, as the case may be. Each Proxy Committee is responsible for, among other things: (1) monitoring Lord Abbett’s actions in voting securities owned by the related Fund; (2) evaluating Lord Abbett’s policies in voting securities; and (3) meeting with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

B.	Directors

1.	Election of directors – The board of directors of a company oversees all aspects of the company’s business. Companies and, under certain circumstances, their shareholders, may nominate directors for election by shareholders. Lord Abbett believes that the independent directors currently serving on a company’s board of directors (or a nominating committee comprised of such independent directors) generally are in the best position to identify qualified director nominees. Accordingly, we normally vote in accordance with management’s recommendations on the election of directors. In evaluating a director nominee’s candidacy, however, Lord Abbett may consider the following factors, among others: (1) the composition of the board and its committees; (2) whether the nominee is independent of company management; (3) the nominee’s board meeting attendance; (4) the nominee’s history of representing shareholder interests on the company’s board or other boards; (5) the nominee’s investment in the company; (6) the company’s long-term performance relative to a market index; and (7) takeover activity. Lord Abbett may withhold votes for some or all of a company’s director nominees on a case-by-case basis.

2.	Majority voting – Under a majority voting standard, director nominees must be elected by an affirmative majority of the votes cast at a meeting. Majority voting establishes a higher threshold for director election than plurality voting, in which nominees who receive the most votes are elected, regardless of how small the number of votes received is relative to the total number of shares voted. Lord Abbett generally supports proposals that seek to adopt a majority voting standard.

3.	Board classification – A “classified” or “staggered” board is a structure in which only a portion of a company’s board of directors (typically one-third) is elected each year. A company may employ such a structure to promote continuity of leadership and thwart takeover attempts. Lord Abbett generally votes against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by such a structure. In evaluating a classified board proposal, Lord Abbett may consider the following factors, among others: (1) the company’s long-term strategic plan; (2) the extent to which continuity of leadership is necessary to advance that plan; and (3) the need to guard against takeover attempts.

4.	Separation of chairman and chief executive officer functions – Proponents of proposals for the separation of the roles of a company’s chairman and chief executive officer (“CEO”) seek to enhance board accountability and mitigate a company’s risk-taking behavior by asking that the role of the chairman of the company’s board of directors be filled by someone other than the company’s CEO. We generally support separation of the chairman and CEO functions, although we may oppose such separation on a case-by-case basis if we believe that a company’s governance structure or business promotes good and successful business management through other means.

5.	Independent chairman – An independent director is one who serves on a company’s board but is not employed by the company or affiliated with it in any other capacity. We generally vote with management on proposals that call for an independent director to serve as the chairman of a company’s board of directors. We may vote for such proposals on a case-by-case basis, regardless of management opposition, if we believe that a company’s governance structure does not promote independent oversight through other means, such as a lead director, a board composed of a majority of independent directors, and/or independent board committees.

6.	Independent board and committee members – Lord Abbett believes that independent board and committee membership often helps to mitigate the inherent conflicts of interest that arise when a company’s executive officers also serve on its board and committees. Therefore, we generally support proposals seeking to impose a requirement that a majority of a company’s directors be independent. We also generally support proposals seeking to impose a requirement that a board’s audit, compensation, nominating, and/or other committees be composed exclusively of independent directors.

C.	Compensation and Benefits

1.

General – In the wake of recent corporate scandals and market volatility, shareholders increasingly have scrutinized the nature and amount of compensation paid by a company to its executive officers and other employees. Lord Abbett believes that because a company has exclusive knowledge of material information not available to shareholders regarding its business, financial condition, and prospects, the company itself usually is in the best position to make decisions about compensation and benefits. Accordingly, we generally vote with management on such matters. However, we may oppose management on a case-by-case basis if we deem a company’s compensation to be excessive or inconsistent with its peer companies’ compensation, we believe a company’s compensation measures do not foster a long-term focus among its executive officers and other employees, or we believe a company has not met performance expectations, among other reasons. Discussed below are some specific types of compensation-related proposals that we may encounter.

2.	Incentive compensation plans – An incentive compensation plan rewards an executive’s performance through a combination of cash compensation and stock awards. Incentive compensation plans are designed to align an executive’s compensation with a company’s long-term performance. As noted above, Lord Abbett believes that management generally is in the best position to assess executive compensation levels and, therefore, generally votes with management on proposals relating to incentive compensation plans. In evaluating such a proposal, however, Lord Abbett may consider the following factors, among others: (1) the executive’s expertise and the value he or she brings to the company; (2) the company’s performance, particularly during the executive’s tenure; (3) the percentage of overall compensation that consists of stock; (4) whether the incentive compensation plan has any potential to dilute the voting power or economic interests of other shareholders; (5) the features of the plan and costs associated with it; (6) whether the plan provides for repricing or replacement of underwater stock options; and (7) quantitative data from the Proxy Advisor regarding compensation ranges by industry and company size. We also scrutinize very closely the proposed repricing or replacement of underwater stock options, taking into consideration the stock’s volatility, management’s rationale for the repricing or replacement, the new exercise price, and any other factors we deem relevant.

3.	Say on pay – “Say on pay” proposals give shareholders a nonbinding vote on executive compensation. These shareholder proposals are designed to serve as a means of conveying to company management shareholder concerns, if any, about executive compensation. Lord Abbett believes that management generally is in the best position to assess executive compensation. Thus, we generally vote with management on say on pay proposals unless we believe that compensation has been excessive or direct feedback to management about compensation has not resulted in any changes.

4.	Pay for performance – “Pay for performance” proposals are shareholder proposals that seek to achieve greater alignment between executive compensation and company performance. Shareholders initiating these proposals tend to focus on board compensation committees’ accountability, the use of independent compensation consultants, enhanced disclosure of compensation packages, and perquisites given to executives. Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally follow management’s voting recommendations regarding pay for performance proposals. However, we may evaluate such proposals on a case-by-case basis if we believe a company’s long-term interests and its executives’ financial incentives are not properly aligned or if we question the methodology a company followed in setting executive compensation, among other reasons.

5.	Clawback provisions – A clawback provision allows a company to recoup or “claw back” incentive compensation paid to an executive if the company later determines that the executive did not actually meet applicable performance goals. For example, such provisions might be used when a company calculated an executive’s compensation based on inaccurate or fraudulent financial statements. Some clawback provisions are triggered only if the misalignment between compensation and performance is attributable to improper conduct on the part of the executive. Shareholder proponents of clawback proposals believe that they encourage executive accountability and mitigate a company’s risk-taking behavior. Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally vote with management on clawback proposals. We may, however, evaluate such a proposal on a case-by-case basis due to concerns about the amount of compensation paid to the executive, the executive’s or the company’s performance, or accounting irregularities, among other factors we may deem relevant.

6.

Anti-gross-up policies – Tax “gross-ups” are payments by a company to an executive intended to reimburse some or all of the executive’s tax liability with respect to compensation, perquisites, and other benefits. Because the gross-up payment also is taxable, it typically is inflated to cover the amount of the tax liability and the gross-up payment itself. Critics of such payments argue that they often are not transparent to shareholders and can substantially enhance an executive’s overall compensation. Thus, shareholders increasingly are urging companies to establish policies prohibiting tax gross-ups. Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally vote with management on gross-up proposals. We may, however, evaluate such a proposal on a case-by-case basis due to concerns about the amount of compensation paid to the executive or the executive’s or the company’s performance, among other factors we may deem relevant.

7.	Severance agreements and executive death benefits – Severance or so-called “golden parachute” payments sometimes are made to departing executives after termination or upon a company’s change in control. Similarly, companies sometimes make executive death benefit or so-called “golden coffin” payments to an executive’s estate. Both practices increasingly are coming under shareholder scrutiny. While we generally vote with management on compensation matters, we scrutinize cases in which severance or executive death benefits are especially lucrative or are granted despite the executive’s or the company’s poor performance, and may vote against management on a case-by-case basis as we deem appropriate.

8.	Executive pay limits – Lord Abbett believes that a company’s flexibility with regard to its compensation practices is critical to its ability to recruit, retain, and motivate key talent. Accordingly, we generally vote with management on shareholder proposals that seek to impose limits on executive compensation.

9.	Employee stock purchase plans – Employee stock purchase plans permit employees to purchase company stock at discounted prices and, under certain circumstances, receive favorable tax treatment when they sell the stock. Lord Abbett generally follows management’s voting recommendation concerning employee stock purchase plans, although we generally do not support plans that are dilutive.

D.	Corporate Matters

1.	Charter amendments – A company’s charter documents, which may consist of articles of incorporation or a declaration of trust and bylaws, govern the company’s organizational matters and affairs. Lord Abbett believes that management normally is in the best position to determine appropriate amendments to a company’s governing documents. Some charter amendment proposals involve routine matters, such as changing a company’s name or procedures relating to the conduct of shareholder meetings. Lord Abbett believes that such routine matters do not materially affect shareholder interests and, therefore, we vote with management with respect to them in all cases. Other types of charter amendments, however, are more substantive in nature and may impact shareholder interests. We consider such proposals on a case-by-case basis to the extent they are not explicitly covered by these guidelines.

2.	Changes to capital structure – A company may propose amendments to its charter documents to change the number of authorized shares or create new classes of stock. We generally support proposals to increase a company’s number of authorized shares when the company has articulated a clear and reasonable purpose for the increase (for example, to facilitate a stock split, merger, acquisition, or restructuring). However, we generally oppose share capital increases that would have a dilutive effect. We also generally oppose proposals to create a new class of stock with superior voting rights.

3.	Reincorporation – We generally follow management’s recommendation regarding proposals to change a company’s state of incorporation, although we consider the rationale for the reincorporation and the financial, legal, and corporate governance implications of the reincorporation. We will vote against reincorporation proposals that we believe contravene shareholders’ interests.

4.	Mergers, acquisitions, and restructurings – A merger or acquisition involves combining two distinct companies into a single corporate entity. A restructuring involves a significant change in a company’s legal, operational, or structural features. After these kinds of transactions are completed, shareholders typically will own stock in a company that differs from the company whose shares they initially purchased. Thus, Lord Abbett views the decision to approve or reject a potential merger, acquisition, or restructuring as being equivalent to an investment decision. In evaluating such a proposal, Lord Abbett may consider the following factors, among others: (1) the anticipated financial and operating benefits; (2) the offer price; (3) the prospects of the resulting company; and (4) any expected changes in corporate governance and their impact on shareholder rights. We generally vote against management proposals to require a supermajority shareholder vote to approve mergers or other significant business combinations. We generally vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We also generally vote against charter amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of a company’s voting stock.

E.	Anti-Takeover Issues and Shareholder Rights

1.	Proxy access – Proxy access proposals advocate permitting shareholders to have their nominees for election to a company’s board of directors included in the company’s proxy statement in opposition to the company’s own nominees. Recently proposed amendments[4] to the U.S. Securities and Exchange Commission’s (the “SEC”) proxy rules would allow shareholders or groups of shareholders satisfying certain stock ownership and other eligibility requirements to include their director nominees on a company’s proxy ballot under certain limited circumstances. Proxy access initiatives enable shareholders to nominate their own directors without incurring the often substantial cost of preparing and mailing a proxy statement, making it less expensive and easier for shareholders to challenge incumbent directors. Lord Abbett supports such measures so long as they comport with the requirements set forth in the SEC’s proxy rules. However, we generally will vote with management on proposals that seek to allow proxy access subject to less stringent requirements.

2.	Shareholder rights plans – Shareholder rights plans or “poison pills” are a mechanism of defending a company against takeover efforts. Poison pills allow current shareholders to purchase stock at discounted prices or redeem shares at a premium after a takeover, effectively making the company more expensive and less attractive to potential acquirers. Companies may employ other defensive tactics in combination with poison pills, such as golden parachutes that take effect upon a company’s change in control and therefore increase the cost of a takeover. Because poison pills can serve to entrench management and discourage takeover offers that may be attractive to shareholders, we generally vote in favor of proposals to eliminate poison pills and proposals to require that companies submit poison pills for shareholder ratification. In evaluating a poison pill proposal, however, Lord Abbett may consider the following factors, among others: (1) the duration of the poison pill; (2) whether we believe the poison pill facilitates a legitimate business strategy that is likely to enhance shareholder value; (3) our level of confidence in management; (4) whether we believe the poison pill will be used to force potential acquirers to negotiate with management and assure a degree of stability that will support good long-range corporate goals; and (5) the need to guard against takeover attempts.

3.	Chewable pill provisions – A “chewable pill” is a variant of the poison pill that mandates a shareholder vote in certain situations, preventing management from automatically discouraging takeover offers that may be attractive to shareholders. We generally support chewable pill provisions that balance management’s and shareholders’ interests by including: (1) a redemption clause allowing the board to rescind a pill after a potential acquirer’s holdings exceed the applicable ownership threshold; (2) no dead-hand or no-hand pills, which would allow the incumbent board and their approved successors to control the pill even after they have been voted out of office; (3) sunset provisions that allow shareholders to review and reaffirm or redeem a pill after a predetermined time frame; and (4) a qualifying offer clause, which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

4.	Anti-greenmail provisions – An anti-greenmail provision is a special charter provision that prohibits a company’s management from buying back shares at above market prices from potential acquirers without shareholder approval. We generally support such provisions, provided that they are not bundled with other measures that serve to entrench management or discourage attractive takeover offers.

5.	Fair price provisions – A fair price provision is a special charter provision that requires that all selling shareholders receive the same price from a buyer. Fair price provisions are designed to protect shareholders from inequitable two-tier stock acquisition offers in which some shareholders may be bought out on disadvantageous terms. We generally support such provisions, provided that they are not bundled with other measures that serve to entrench management or discourage attractive takeover offers.

6.	Rights to call special shareholder meetings – Proposals regarding rights to call special shareholder meetings normally seek approval of amendments to a company’s charter documents. Lord Abbett generally votes with management on proposals concerning rights to call special shareholder meetings. In evaluating such a proposal, Lord Abbett may consider the following factors, among others: (1) the stock ownership threshold required to call a special meeting; (2) the purposes for which shareholders may call a special meeting; (3) whether the

[4]	As of the date of these policies and procedures, the SEC has not yet issued final rule amendments regarding proxy access.

company’s annual meetings offer an adequate forum in which shareholders may raise their concerns; and (4) the anticipated economic impact on the company of having to hold additional shareholder meetings.

7.	Supermajority vote requirements – A proposal that is subject to a supermajority vote must receive the support of more than a simple majority in order to pass. Supermajority vote requirements can have the effect of entrenching management by making it more difficult to effect change regarding a company and its corporate governance practices. Lord Abbett normally supports shareholders’ ability to approve or reject proposals based on a simple majority vote. Thus, we generally vote for proposals to remove supermajority vote requirements and against proposals to add them.

8.	Cumulative voting – Under cumulative or proportional voting, each shareholder is allotted a number of votes equal to the number of shares owned multiplied by the number of directors to be elected. This voting regime strengthens the voting power of minority shareholders because it enables shareholders to cast multiple votes for a single nominee. Lord Abbett believes that a shareholder or group of shareholders using this technique to elect a director may seek to have the director represent a narrow special interest rather than the interests of the broader shareholder population. Accordingly, we generally vote against cumulative voting proposals.

9.	Confidential voting – In a confidential voting system, all proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential. An open voting system, by contrast, gives management the ability to identify shareholders who oppose its proposals. Lord Abbett believes that confidential voting allows shareholders to vote without fear of retribution or coercion based on their views. Thus, we generally support proposals that seek to preserve shareholders’ anonymity.

F.	Social, Political, and Environmental Issues – Proposals relating to social, political, or environmental issues typically are initiated by shareholders and urge a company to disclose certain information or change certain business practices. Lord Abbett evaluates such proposals based on their effect on shareholder value rather than on their ideological merits. We generally follow management’s recommendation on social, political, and environmental proposals and tend to vote against proposals that are unduly burdensome or impose substantial costs on a company with no countervailing economic benefits to the company’s shareholders. Nonetheless, we pay particular attention to highly controversial issues, as well as instances where management has failed repeatedly to take corrective actions with respect to an issue.

G.	Share Blocking – Certain foreign countries impose share blocking restrictions that would prohibit Lord Abbett from trading a company’s stock during a specified period before the company’s shareholder meeting. Lord Abbett believes that in these situations, the benefit of maintaining liquidity during the share blocking period outweighs the benefit of exercising our right to vote. Therefore, it is Lord Abbett’s general policy to not vote securities in cases where share blocking restrictions apply.

Adopted: September 17, 2009

LATFI-13

2/1/2010

LORD ABBETT MUNICIPAL INCOME TRUST

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	Articles of Incorporation.

(i)	Declaration and Agreement of Trust dated May 17, 2002. Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on July 22, 2002 (Accession Number 0001145443- 02-000267).

(ii)	Amendment to the Declaration and Agreement of Trust dated April 22, 2003. Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on June 26, 2003 (Accession Number 0001047469-03-022360).

(iii)	Amendment to the Declaration and Agreement of Trust dated April 20, 2004. Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on January 28, 2005 (Accession Number 0001047469-05-001823).

(iv)	Amendment to the Declaration and Agreement of Trust dated November 19, 2004. Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed on December 30, 2004 (Accession Number 0001047469-04-038619).

(v)	Amendment to the Declaration and Agreement of Trust effective December 30, 2004. Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on January 28, 2005 (Accession Number 0001047469-05-001823).

(vi)	Amendment to the Declaration and Agreement of Trust dated January 25, 2007. Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on April 27, 2007 (Accession Number 0001104659-07-032562).

(vii)	Amendment to the Declaration and Agreement of Trust dated April 26, 2007. Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on April 27, 2007 (Accession Number 0001104659-07-032562).

(viii)	Amendment to the Declaration and Agreement of Trust dated July 26, 2007. Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on September 14, 2007 (Accession Number 0001104659-07-068589).

(ix)	Amendment to the Declaration and Agreement of Trust dated July 26, 2007. Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on September 14, 2007 (Accession Number 0001104659-07-068589).

(x)	Amendment to Declaration and Agreement of Trust dated September 11, 2008. Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on September 26, 2008 (Accession Number 0001104659-08-060691).

(b)	By-laws. By-laws as amended December 30, 2004. Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on January 28, 2005 (Accession Number 0001047469-05-001823).

(c)	Instruments Defining Rights of Security Holders. Not applicable.

(d)	Investment Advisory Contracts.

(i)	Management Agreement incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on July 22, 2002 (Accession Number 0001145443-02-000267).

(ii)	Addendum to the Management Agreement dated June 30, 2003. Incorporated by reference to Post- Effective

Amendment No. 29 to the Registration Statement on Form N-1A filed on January 28, 2005 (Accession Number 0001047469-05-001823).

(iii)	Addendum to the Management Agreement dated December 30, 2004. Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed on December 30, 2004 (Accession Number 0001047469-04-038619).

(iv)	Addendum to the Management Agreement dated October 1, 2004. Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on January 30, 2006 (Accession Number 0001047469-06-001141).

(v)	Addendum to the Management Agreement dated December 10, 2008. Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

(vi)	Expense Reimbursement Agreement effective December 10, 2008, for the Lord Abbett Short Duration Tax Free Fund. Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

(e)	Underwriting Contracts.

(i)	Distribution Agreement. Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on July 22, 2002 (Accession Number 0001145443-02- 000267).

(f)	Bonus or Profit Sharing Contracts. Equity-Based Plans for Non-interested Persons, Directors and Trustees of the Lord Abbett Funds. Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on January 31, 2001 (Accession Number 0000879587-01-000002).

(g)	Custodian Agreement.

(i)	Custodian Agreement dated November 1, 2001 (including amendments through December 10, 2008). Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on January 28, 2009 (Accession Number 0001104659-09-004629).

(h)	Other Material Contracts.

(i)	Transfer Agency Agreement dated July 1, 2004, including amendments through December 10, 2008. Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on January 28, 2009 (Accession Number 0001104659-09-004629).

(ii)	Form of Amendment to the Agency Agreement dated as of October 31, 2009. Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on December 1, 2009 (Accession Number 0001193125-09-245064).

(iii)	Administrative Services Agreement dated December 12, 2002 with amendments Nos. 1-8. Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on January 31, 2006 (Accession Number 0001047469-06-001141).

(iv)	Amendments Nos. 9-10 to the Administrative Services Agreement. Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on January 29, 2007 (Accession Number 0001104659-07-005480).

(v)	Amendment No. 11 to the Administrative Services Agreement. Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed on January 28, 2008 (Accession Number 0001104659-08-005143).

(vi)	Amendment No. 12 to the Administrative Services Agreement dated June 20, 2008. Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

(vii)	Amendment No. 13 to the Administrative Services Agreement dated December 10, 2008. Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

(i)	Legal Opinion. Opinion of Wilmer Cutler Pickering Hale and Dorr LLP. Filed herein.

(j)	Other Opinion. Consent of Deloitte & Touche LLP. Filed herein.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	Rule 12b-1 Plan. Amended and Restated Joint Rule 12b-1 Distribution Plan and Agreement for Lord Abbett Family of Funds dated August 10, 2007 with updated Schedule A dated December 10, 2008. Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

(n)	Rule 18f-3 Plan. Amended and Restated Rule 18f-3 Plan with Schedule A as of July 1, 2008 pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended, with updated Schedule A dated December 10, 2008. Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

(o)	Reserved.

(p)	Code of Ethics dated September 2008. Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on December 10, 2008 (Accession Number 0001104659-08-075624).

Item 29.	Persons Controlled by or Under Common Control with the Registrant.

None.

Item 30.	Indemnification.

The Registrant is a Delaware statutory trust established under Chapter 38 of Title 12 of the Delaware Code. The Registrant’s Declaration and Agreement of Trust at Section 4.3 relating to indemnification of trustees, officers, etc. states the following.

The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or any Series thereof. Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Trust), then the indemnity shall be paid only out of the assets of the affected Series. No individual shall be indemnified hereunder against any liability to the Trust or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Trust or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (b) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (c) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual). In addition, unless a matter is disposed of with a court determination (i) on the merits that such Trustee, officer, employee or agent was not liable or (ii) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trustees may make advance payments out of the assets of the Trust or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this Section 4.3. The indemnified Trustee, officer, employee or agent shall give a written undertaking to reimburse the Trust or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and (a) the indemnified Trustee, officer, employee or agent shall provide security for his or her undertaking, (b) the Trust shall be insured against losses arising by reason of lawful advances, or (c) a majority of a quorum of disinterested Trustees or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial- type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant maintains a trustees’ and officers’ errors and omissions liability insurance policy protecting trustees and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as trustees or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 31.	Business and Other Connections of the Investment Adviser.

Adviser – Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC is the investment adviser of the Registrant and provides investment management services to the Lord Abbett Family of Funds and to various pension plans, institutions and individuals.

Set forth below is information relating to the business, profession, vocation or employment of a substantial nature that each partner of the adviser, is or has been engaged in within the last two fiscal years for his/her own account in the capacity of director, officer, employee, partner or trustee of Lord Abbett. The principal business address of each partner is c/o Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, NJ 07302-3973.

None.

Item 32.	Principal Underwriters.

(a)	Lord Abbett Distributor LLC serves as principal underwriter for the Registrant. Lord Abbett Distributor LLC also serves as principal underwriter for the following registered open- end investment companies sponsored by Lord, Abbett & Co. LLC:

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Stock Appreciation Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

(b)	Lord Abbett Distributor LLC is a wholly-owned subsidiary of Lord, Abbett & Co. LLC. The principal officers of Lord Abbett Distributor LLC are:

Name and Principal Business Address*	Positions and/or Offices with Lord Abbett Distributor LLC	Positions and Offices with the Registrant

Robert S. Dow	Chief Executive Officer	Chairman and CEO
Lawrence H. Kaplan	General Counsel	Vice President & Secretary
Lynn M. Gargano	Chief Financial Officer	None
James W. Bernaiche	Chief Compliance Officer	Chief Compliance Officer

*	Each Officer has a principal business address of: 90 Hudson Street, Jersey City, NJ 07302.

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

Registrant maintains the records required by Rules 31a-1(a) and (b) and 31a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”) at its main office.

Lord, Abbett & Co. LLC maintains the records required by Rules 31a-1(f) and 31a-2(e) under the 1940 Act at its main office.

Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of Registrant’s Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3 under the 1940 Act.

Item 34.	Management Services.

None.

Item 35.	Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, in the City of Jersey City, and State of New Jersey as of the 28th day of January, 2010.

LORD ABBETT MUNICIPAL INCOME TRUST

BY:	/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary

BY:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Robert S. Dow*	Chairman and Trustee	January 28, 2010
Robert S. Dow

/s/ Daria L. Foster*	President and Trustee	January 28, 2010
Daria L. Foster

/s/ E. Thayer Bigelow*	Trustee	January 28, 2010
E. Thayer Bigelow

/s/ William H. T. Bush*	Trustee	January 28, 2010
William H. T. Bush

/s/ Robert B. Calhoun, Jr.*	Trustee	January 28, 2010
Robert B. Calhoun, Jr.

/s/ Julie A. Hill*	Trustee	January 28, 2010
Julie A. Hill

/s/ Franklin W. Hobbs*	Trustee	January 28, 2010
Franklin W. Hobbs

/s/ Thomas J. Neff*	Trustee	January 28, 2010
Thomas J. Neff

/s/ James L.L. Tullis*	Trustee	January 28, 2010
James L.L. Tullis

*BY:	/s/ Thomas R. Phillips
Thomas R. Phillips
Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, John K. Forst, and Thomas R. Phillips, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Robert S. Dow	Chairman, CEO and Director/Trustee	July 23, 2009
Robert S. Dow

/s/ Daria L. Foster	President and Director/Trustee	July 23, 2009
Daria L. Foster

/s/ E. Thayer Bigelow	Director/Trustee	July 23, 2009
E. Thayer Bigelow

/s/ William H. T. Bush	Director/Trustee	July 23, 2009
William H. T. Bush

/s/ Robert B. Calhoun, Jr.	Director/Trustee	July 23, 2009
Robert B. Calhoun, Jr.

/s/ Julie A. Hill	Director/Trustee	July 23, 2009
Julie A. Hill

/s/ Franklin W. Hobbs	Director/Trustee	July 23, 2009
Franklin W. Hobbs

/s/ Thomas J. Neff	Director/Trustee	July 23, 2009
Thomas J. Neff

/s/ James L.L. Tullis	Director/Trustee	July 23, 2009
James L.L. Tullis

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Stock Appreciation Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.